UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2017 (Unaudited)

	Principal
Bonds and Notes - 14.3%	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser.
2012-C1, Cl. A3, 3.40%, 5/10/45	274,817		288,819
WFRBS Commercial Mortgage Trust, Ser.
2013-C13, Cl. A4, 3.00%, 5/15/45	540,000		550,673
			839,492
Consumer Discretionary - .7%
21st Century Fox America, Gtd. Notes,
6.15%, 3/1/37	265,000		324,882
Amazon.com, Sr. Unscd. Notes, 2.50%,
11/29/22	435,000		439,711
Comcast, Gtd. Notes, 2.75%, 3/1/23	625,000		634,049
eBay, Sr. Unscd. Notes, 2.60%, 7/15/22	340,000		340,367
Ford Motor Credit, Sr. Unscd. Notes, 3.22%,
1/9/22	325,000		327,749
Hyundai Capital America, Sr. Unscd. Notes,
2.40%, 10/30/18	195,000	[a]	195,718
Scripps Networks Interactive, Sr. Unscd.
Notes, 2.80%, 6/15/20	345,000		349,528
Time Warner, Gtd. Notes, 4.00%, 1/15/22	470,000		496,210
			3,108,214
Consumer Staples - .3%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/1/46	375,000		417,383
CVS Health, Sr. Unscd. Notes, 4.88%,
7/20/35	340,000		375,231
Kroger, Sr. Unscd. Notes, 2.60%, 2/1/21	235,000		236,919
PepsiCo, Sr. Unscd. Notes, 4.50%, 1/15/20	375,000		401,504
			1,431,037
Energy - .3%
Apache, Sr. Unscd. Notes, 3.25%, 4/15/22	265,000		270,967
BP Capital Markets, Gtd. Notes, 4.75%,
3/10/19	255,000		268,075
Enterprise Products Operating, Gtd. Notes,
2.55%, 10/15/19	200,000		202,609
Exxon Mobil, Sr. Unscd. Notes, 1.71%,
3/1/19	260,000		260,911
Spectra Energy Partners, Sr. Unscd. Notes,
3.50%, 3/15/25	195,000		196,158
Williams Partners, 4.30%, 3/4/24	225,000		237,095
			1,435,815
Financials - 2.3%
AerCap Ireland Capital, Gtd. Notes, 4.50%,
5/15/21	680,000		722,628
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	645,000		651,620
Bank of America, Sub. Notes, Ser. L, 3.95%,
4/21/25	590,000		600,896
Barclays, Sub. Notes, 5.20%, 5/12/26	255,000		271,520
Citigroup, Sub. Notes, 4.45%, 9/29/27	800,000		835,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.3% (continued)	Amount ($)		Value ($)
Financials - 2.3% (continued)
Citizens Financial Group, Sub. Notes,
4.15%, 9/28/22	545,000	[a]	569,886
Deutsche Bank London, Sr. Unscd. Notes,
6.00%, 9/1/17	350,000		353,648
GE Capital International Funding, Gtd.
Notes, 2.34%, 11/15/20	410,000		414,323
General Electric, Sub. Notes, 5.30%,
2/11/21	142,000		158,191
General Motors Financial, Gtd. Notes,
3.20%, 7/6/21	210,000		212,214
Goldman Sachs Group, Sub. Notes, 6.75%,
10/1/37	530,000		678,054
HSBC Finance, Sub. Notes, 6.68%, 1/15/21	642,000		730,763
Intercontinental Exchange, Gtd. Notes,
2.75%, 12/1/20	410,000		418,341
JPMorgan Chase & Co., Sub. Notes, 3.38%,
5/1/23	425,000	[b]	432,426
MetLife, Sr. Unscd. Notes, 7.72%, 2/15/19	345,000		378,506
Morgan Stanley, Sub. Notes, 4.88%,
11/1/22	735,000		802,135
Rabobank Nederland, Gtd. Notes, 4.50%,
1/11/21	530,000		572,882
Societe Generale, Sub. Notes, 4.75%,
11/24/25	510,000	[a]	532,994
Total System Services, Sr. Unscd. Notes,
4.80%, 4/1/26	350,000		383,971
Toyota Motor Credit, Sr. Unscd. Bonds,
1.55%, 7/13/18	325,000		325,401
Wells Fargo & Co., Sr. Unscd. Notes, 2.60%,
7/22/20	210,000		213,182
Wells Fargo & Co., Sub. Notes, 4.90%,
11/17/45	405,000		435,580
			10,694,341
Foreign/Governmental - .2%
Petroleos Mexicanos, Gtd. Notes, 4.88%,
1/24/22	550,000		574,970
Province of Ontario Canada, Sr. Unscd.
Bonds, 4.00%, 10/7/19	330,000		347,661
			922,631
Health Care - .3%
AbbVie, Sr. Unscd. Notes, 2.90%, 11/6/22	325,000		327,980
Amgen, Sr. Unscd. Notes, 5.65%, 6/15/42	325,000		384,655
Biogen, Sr. Unscd. Notes, 2.90%, 9/15/20	345,000		353,077
Celgene, Sr. Unscd. Notes, 2.88%, 8/15/20	265,000		271,232
			1,336,944
Industrials - .3%
ABB Finance USA, Gtd. Notes, 2.88%,
5/8/22	505,000		518,928
American Airlines, Ser. 2015-1, Cl. A, Pass
Through Trust, Bonds, 3.38%, 11/1/28	316,374		316,374
Burlington North Santa Fe., Sr. Unscd.
Debs., 3.45%, 9/15/21	430,000		451,628
General Electric, Jr. Sub. Debs., Ser. D,
5.00%, 12/31/49	295,000	[c]	311,682
			1,598,612

	Principal
Bonds and Notes - 14.3% (continued)	Amount ($)		Value ($)
Information Technology - .9%
Adobe Systems, Sr. Unscd. Notes, 3.25%,
2/1/25	305,000		314,286
Apple, Sr. Unscd. Notes, 4.38%, 5/13/45	300,000		321,783
Arrow Electronics, Sr. Unscd. Notes, 3.50%,
4/1/22	385,000		394,831
Dell International, Sr. Scd. Notes, 6.02%,
6/15/26	375,000	[a]	414,340
Fidelity National Information Services, Gtd.
Notes, 3.88%, 6/5/24	465,000		486,788
Flex, Gtd. Notes, 4.75%, 6/15/25	290,000		311,609
Intel, Sr. Unscd. Notes, 2.70%, 12/15/22	290,000		295,359
Intel, Sr. Unscd. Notes, 4.90%, 7/29/45	415,000		477,721
Microsoft, Sr. Unscd. Notes, 3.75%,
2/12/45	440,000		432,390
Oracle, Sr. Unscd. Notes, 2.50%, 5/15/22	570,000		577,490
Seagate HDD Cayman, Gtd. Bonds, 4.75%,
1/1/25	190,000		189,772
			4,216,369
Materials - .1%
Eastman Chemical, Sr. Unscd. Notes, 3.60%,
8/15/22	224,000		233,802
Municipal Bonds - 1.1%
California Earthquake Authority, Revenue,
2.81%, 7/1/19	350,000		352,954
California Educational Facilities Authority,
Revenue (Stanford University), 5.00%,
10/1/32	375,000		483,788
Chicago, GO, 7.38%, 1/1/33	290,000		296,977
Commonwealth of Massachusetts, GO
(Build America Bonds), 4.91%, 5/1/29	325,000		382,860
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue Bonds,
Ser. A, 3.00%, 7/1/20	900,000		924,462
New York City, GO (Build America Bonds),
6.25%, 6/1/35	345,000		382,505
New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue
(Build America Bonds), 6.28%, 6/15/42	530,000		599,398
Oakland Unified School District, GO (Build
America Bonds), 9.50%, 8/1/34	180,000		208,084
Philadelphia School District, GO (Qualified
School Construction Bonds), 5.06%,
9/1/42	330,000		333,152
South Carolina Public Service Authority,
Revenue Obligations, 2.39%, 12/1/23	260,000		245,102
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue, 8.25%, 7/1/24	310,000		329,862
University of California Regents, Limited
Project Revenue, 4.13%, 5/15/45	340,000		343,621
			4,882,765
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes,
4.30%, 1/15/26	265,000		279,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.3% (continued)	Amount ($)		Value ($)
Real Estate - .4% (continued)
Boston Properties, Sr. Unscd. Notes, 4.13%,
5/15/21	215,000		228,497
CubeSmart, Gtd. Notes, 4.80%, 7/15/22	335,000		361,001
Essex Portfolio, Gtd. Notes, 3.38%,
1/15/23	265,000		269,100
Kimco Realty, Sr. Unscd. Notes, 3.40%,
11/1/22	340,000		349,468
Tanger Properties, Sr. Unscd. Notes, 3.13%,
9/1/26	235,000		221,574
			1,709,031
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 4.45%, 5/15/21	525,000		562,270
Telefonica Emisiones, Gtd. Notes, 4.10%,
3/8/27	590,000		611,068
Verizon Communications, Sr. Unscd. Bonds,
5.50%, 3/16/47	570,000		622,311
			1,795,649
U.S. Government Agencies/Mortgage-Backed - 3.8%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/28-11/1/46	1,038,124	[d]	1,071,910
4.00%, 6/1/26-4/1/37	446,836	[d]	475,716
4.50%, 12/1/40	785,189	[d]	856,847
5.00%, 7/1/40	230,687	[d]	253,191
Federal National Mortgage Association:
2.50%, 9/1/31	1,124,786	[d]	1,137,001
3.00%, 2/1/32-9/1/46	3,606,367	[d]	3,651,833
3.50%, 1/1/28-6/1/47	3,825,224	[d]	3,956,778
4.00%, 2/1/47-6/1/47	2,336,477	[d]	2,469,190
4.50%, 6/1/47	415,000	[d]	447,471
5.00%, 11/1/43	149,762	[d]	166,120
Government National Mortgage Association II:
3.00%, 1/20/47	864,889		881,847
3.50%, 2/20/47	505,741		528,062
4.00%, 3/20/47	1,174,641		1,244,627
4.50%, 3/20/47	317,993		340,815
			17,481,408
U.S. Government Securities - 2.9%
U.S. Treasury Bonds, 2.50%, 5/15/46	460,000		425,303
U.S. Treasury Bonds, 2.25%, 8/15/46	420,000	[b]	367,156
U.S. Treasury Bonds, 3.00%, 2/15/47	565,000	[b]	579,534
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/20	317,520	[e]	320,367
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 7/15/21	968,113	[e]	1,001,996
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 1/15/22	764,769	[e]	771,132
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 7/15/25	663,092	[b,e]	667,512
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 1/15/27	322,960	[e]	322,691
U.S. Treasury Inflation Protected
Securities, Notes, 1.00%, 2/15/46	632,780	[e]	645,028
U.S. Treasury Notes, 1.13%, 1/15/19	2,820,000		2,814,546
U.S. Treasury Notes, 1.13%, 2/28/19	875,000	[b]	873,035
U.S. Treasury Notes, 1.25%, 3/31/19	2,465,000		2,464,085
U.S. Treasury Notes, 1.38%, 2/15/20	940,000	[b]	939,486

	Principal
Bonds and Notes - 14.3% (continued)	Amount ($)		Value ($)
U.S. Government Securities - 2.9% (continued)
U.S. Treasury Notes, 1.13%, 2/28/21	730,000		717,353
U.S. Treasury Notes, 2.13%, 9/30/21	485,000		493,658
			13,402,882
Utilities - .1%
Consumers Energy, First Mortgage Bonds,
3.25%, 8/15/46	180,000		164,247
Exelon, Sr. Unscd. Notes, 3.40%, 4/15/26	280,000		281,459
Public Service Enterprise, Sr. Unscd. Notes,
1.60%, 11/15/19	170,000		167,932
			613,638
Total Bonds and Notes
(cost $64,752,100)			65,702,630

Common Stocks - 21.5%	Shares		Value ($)
Consumer Discretionary - 2.4%
Amazon.com	1,599	[f]	1,590,397
Best Buy	17,645		1,047,937
Brunswick	3,029		167,383
Burlington Stores	4,245	[f]	415,373
Carnival	14,578		934,012
D.R. Horton	4,493		146,876
Darden Restaurants	11,440		1,017,359
eBay	16,586	[f]	568,900
Home Depot	2,635		404,499
Lear	5,120		763,085
Lowe's	7,577		596,840
Omnicom Group	1,525		127,673
Ross Stores	2,995		191,440
Sirius XM Holdings	121,786		639,376
Time Warner	10,820		1,076,482
Walt Disney	13,824		1,492,163
			11,179,795
Consumer Staples - 1.8%
Altria Group	2,270		171,249
Campbell Soup	3,049		175,775
Church & Dwight	3,830		197,858
Conagra Brands	22,077		850,848
CVS Health	9,889		759,772
Kimberly-Clark	7,330		950,921
PepsiCo	14,119		1,650,088
Procter & Gamble	3,923		345,577
Spectrum Brands Holdings	5,450		732,752
Walgreens Boots Alliance	9,935		804,934
Wal-Mart Stores	17,977		1,412,992
			8,052,766
Energy - 1.5%
Chevron	15,458		1,599,594
Cimarex Energy	5,465		587,815
Devon Energy	6,855		232,933
Exxon Mobil	29,002		2,334,661
Newfield Exploration	4,515	[f]	146,647
ONEOK	15,245		757,372
Phillips 66	2,279		173,455
Valero Energy	14,169		870,968
			6,703,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 21.5% (continued)	Shares		Value ($)
Financials - 3.1%
Affiliated Managers Group	908		139,696
American Express	14,543		1,118,938
Ameriprise Financial	7,622		920,661
Aon	7,525		985,098
Bank of America	87,926		1,970,422
Berkshire Hathaway, Cl. B	2,949	[f]	487,411
Discover Financial Services	13,724		805,599
Eaton Vance	15,975		743,956
Everest Re Group	1,820		463,463
JPMorgan Chase & Co.	27,674		2,273,419
Marsh & McLennan Co.	12,995		1,007,892
Prudential Financial	1,330		139,451
State Street	11,460		933,532
Synchrony Financial	4,700		126,195
Travelers	8,016		1,000,798
Wells Fargo & Co.	21,715		1,110,505
			14,227,036
Health Care - 3.4%
AbbVie	5,288		349,114
Agilent Technologies	12,174		734,579
Amgen	8,506		1,320,471
Baxter International	17,602		1,043,975
Biogen	525	[f]	130,079
Celgene	9,690	[f]	1,108,633
Cigna	3,514		566,562
Danaher	12,080		1,026,075
Express Scripts Holding	11,485	[f]	686,229
Gilead Sciences	14,149		918,129
Johnson & Johnson	18,242		2,339,536
Merck & Co.	25,958		1,690,125
Pfizer	51,616		1,685,262
Thermo Fisher Scientific	6,012		1,038,813
UnitedHealth Group	5,685		995,898
			15,633,480
Industrials - 2.1%
3M	3,793		775,555
Boeing	7,711		1,446,815
CDK Global	10,700		657,622
Delta Air Lines	17,607		865,032
General Electric	65,399		1,790,625
HD Supply Holdings	11,555	[f]	466,244
Illinois Tool Works	2,569		362,794
Ingersoll-Rand	9,860		883,456
Lennox International	1,380		244,398
Oshkosh	9,130		576,286
S&P Global	6,830		975,392
Spirit AeroSystems Holdings, Cl. A	12,669		690,334
			9,734,553
Information Technology - 5.2%
Accenture, Cl. A	5,140		639,776
Alphabet, Cl. A	2,064	[f]	2,037,354
Alphabet, Cl. C	2,064	[f]	1,991,471
Apple	25,199		3,849,399
Applied Materials	25,398		1,165,260
Automatic Data Processing	2,250		230,333
Cisco Systems	46,801		1,475,636
Citrix Systems	1,530	[f]	126,286

Common Stocks - 21.5% (continued)	Shares		Value ($)
Information Technology - 5.2% (continued)
F5 Networks	3,910	[f]	500,988
Facebook, Cl. A	11,676	[f]	1,768,447
Fiserv	2,779	[f]	348,153
HP	51,812		971,993
Intel	12,205		440,723
International Business Machines	8,641		1,318,876
Lam Research	5,700		884,469
Microsoft	21,745		1,518,671
Motorola Solutions	8,385		700,734
NCR	16,865	[f]	649,808
Red Hat	2,327	[f]	208,429
TE Connectivity	2,335		184,115
Texas Instruments	14,268		1,176,967
VeriSign	6,847	[f]	617,326
VMware, Cl. A	8,430	[f]	818,974
			23,624,188
Materials - .5%
Air Products & Chemicals	5,650		813,939
Celanese, Ser. A	9,935		859,874
Crown Holdings	3,144	[f]	181,535
Eagle Materials	1,530		144,279
Nucor	3,853		223,859
Owens-Illinois	7,730	[f]	174,466
			2,397,952
Real Estate - .4%
Equity Residential	11,445	[g]	744,955
Public Storage	3,938	[g]	848,048
Simon Property Group	920	[g]	141,910
			1,734,913
Telecommunications - .7%
AT&T	47,316		1,823,085
Verizon Communications	33,225		1,549,614
			3,372,699
Utilities - .4%
FirstEnergy	22,950		671,058
Great Plains Energy	22,115		635,364
MDU Resources Group	27,220		741,201
			2,047,623
Total Common Stocks
(cost $78,543,403)			98,708,450

Other Investments - 64.3%	Shares		Value ($)
Registered Investment Companies:
ASG Managed Futures Strategy Fund, Cl. Y	1,032,164		10,135,854
BNY Mellon Corporate Bond Fund, Cl. M	956,016	[h]	12,409,082
BNY Mellon Emerging Markets Fund, Cl. M	2,084,721	[h]	20,805,511
BNY Mellon Focused Equity Opportunities
Fund, Cl. M	2,387,469	[h]	38,987,375
BNY Mellon Income Stock Fund, Cl. M	1,573,546	[h]	14,350,741
BNY Mellon Intermediate Bond Fund, Cl. M	1,905,698	[h]	23,935,573
BNY Mellon International Fund, Cl. M	1,015,926	[h]	12,780,354
BNY Mellon Mid Cap Multi-Strategy Fund,
Cl. M	2,475,569	[h]	40,401,284
BNY Mellon Small Cap Multi-Strategy Fund,
Cl. M	270,270	[f,h]	5,083,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments - 64.3% (continued)	Shares		Value ($)
Registered Investment Companies: (continued)
BNY Mellon Small/Mid Cap Multi-Strategy
Fund, Cl. M	679,407	[h]	9,518,494
Dreyfus Floating Rate Income Fund, Cl. Y	855,270	[h]	10,382,974
Dreyfus Global Real Estate Securities Fund,
Cl. Y	935,557	[h]	8,223,550
Dreyfus High Yield Fund, Cl. I	1,577,390	[h]	10,000,650
Dreyfus Institutional Preferred
Government Plus Money Market Fund	5,470,545	[i]	5,470,545
Dreyfus International Small Cap Fund, Cl. Y	741,307	[h]	11,201,150
Dreyfus Research Growth Fund, Cl. Y	582,971	[h]	8,849,494
Dreyfus Select Managers Small Cap Growth
Fund, Cl. Y	677,347	[f,h]	17,014,968
Dreyfus Select Managers Small Cap Value
Fund, Cl. Y	622,545	[h]	14,791,670
Dreyfus/Newton International Equity
Fund, Cl. Y	602,528	[h]	12,357,842
Dynamic Total Return Fund, Cl. Y	487,575	[f,h]	8,059,616
Total Other Investments
(cost $255,754,863)			294,760,511

Total Investments (cost $399,050,366)	100.1%		459,171,591
Liabilities, Less Cash and Receivables	(0.1%)		(498,541)
Net Assets	100.0%		458,673,050

GO—General Obligation

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $1,712,938 or .37% of net assets.

b

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $3,859,148 and the value of the collateral held by the fund was $3,970,106, consisting of U.S. Government & Agency securities.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Non-income producing security.
g	Investment in real estate investment trust.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	48.8
Common Stocks	21.5
Mutual Funds: Foreign	14.3
U.S. Government Agencies/Mortgage-Backed	6.7
Corporate Bonds	6.1
Money Market Investment	1.2
Municipal Bonds	1.1
Foreign/Governmental	.2
Commercial Mortgage-Backed	.2
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	839,492	-	839,492
Corporate Bonds†	-	28,173,452	-	28,173,452
Equity Securities Domestic Common
Stocks†	98,708,450	-	-	98,708,450
Foreign Government	-	922,631	-	922,631
Municipal Bonds†	-	4,882,765	-	4,882,765
Registered Investment Companies	294,760,511	-	-	294,760,511
U.S. Government Agencies/Mortgage-
Backed	-	17,481,408	-	17,481,408
U.S. Treasury	-	13,402,882	-	13,402,882

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $60,121,225, consisting of $64,236,560 gross unrealized appreciation and $4,115,335 gross unrealized depreciation At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.0%	Rate (%)	Date	Amount ($)	Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.4%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	4,225,307	4,440,593
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000	9,223,771
				13,664,364
Consumer Discretionary - 3.2%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	4,365,000	5,351,359
Comcast,
Gtd. Notes	2.75	3/1/23	9,400,000	9,536,093
General Motors Financial,
Gtd. Notes	3.20	7/6/21	3,240,000	3,274,153
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,465,000	5,536,728
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000	7,992,156
				31,690,489
Consumer Staples - 2.4%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	5,935,000	6,605,786
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	5,540,000	6,114,060
Kroger,
Sr. Unscd. Notes	2.60	2/1/21	3,735,000	3,765,496
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,537,566
				24,022,908
Energy - 2.4%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	4,120,000	4,212,766
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000	4,877,911
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000	3,277,204
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	4,425,000	4,440,496
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000	3,163,681
Williams Partners,
Sr. Unscd Notes	4.30	3/4/24	3,516,000	3,705,006
				23,677,064
Financials - 16.8%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	10,430,000	11,083,836
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000	9,425,763
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000	9,339,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 16.8% (continued)
Barclays,
Sub. Notes	5.20	5/12/26	4,055,000		4,317,707
Citigroup,
Sub. Notes	4.45	9/29/27	10,200,000		10,648,545
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,945,638
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/21	8,060,000		8,712,135
Deutsche Bank ,
Sr. Unscd. Notes	6.00	9/1/17	5,485,000		5,542,170
Ford Motor Credit,
Sr. Unscd. Notes	3.22	1/9/22	4,995,000		5,037,248
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	6,873,000		6,945,469
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,580,200
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		11,963,113
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	3,035,000	[a]	3,046,181
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,035,000		6,157,781
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000	[b]	5,870,813
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		7,531,722
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,539,497
Societe Generale,
Sub. Notes	4.75	11/24/25	8,355,000	[a]	8,731,702
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	5,765,000		6,324,551
Toyota Motor Credit,
Sr. Unscd. Bonds	1.55	7/13/18	5,385,000		5,391,645
Wells Fargo & Co.,
Sr. Unscd Notes	2.60	7/22/20	3,415,000		3,466,747
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	6,265,000		6,738,039
					168,339,854
Foreign/Governmental - 1.6%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	8,605,000		8,995,667
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		6,847,860
					15,843,527
Health Care - 2.1%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	5,090,000		5,136,665
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	4,955,000		5,864,515
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,731,102
Celgene,
Sr. Unscd. Notes	2.88	8/15/20	4,305,000		4,406,236
					21,138,518

	Coupon	Maturity	Principal
Bonds and Notes - 99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 2.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,413,997
American Airlines ,
Ser. 2015-1, Cl. A	3.38	11/1/28	4,926,391		4,926,391
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,737,662
General Electric,
Jr. Sub. Notes, Ser. D	5.00	12/31/49	5,393,000	[c]	5,697,974
General Electric,
Sub. Notes	5.30	2/11/21	2,373,000		2,643,579
					27,419,603
Information Technology - 8.0%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		5,044,038
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,747,297
Apple,
Sr. Unscd. Notes	4.38	5/13/45	4,895,000		5,250,426
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,763,501
Dell International,
Sr. Scd. Notes	6.02	6/15/26	5,775,000	[a]	6,380,838
eBay,
Sr. Unscd. Notes	2.60	7/15/22	5,295,000		5,300,713
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	7,445,000		7,793,843
Flex,
Gtd. Notes	4.75	6/15/25	4,895,000		5,259,746
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		4,094,282
Intel,
Sr. Unscd. Notes	4.90	7/29/45	7,250,000		8,345,736
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		6,913,323
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	9,660,000		9,786,942
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	3,135,000		3,131,238
					79,811,923
Materials - .4%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	3,440,000		3,590,538
Municipal Bonds - 7.8%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,748,108
California Educational Facilities Authority,
Revenue (Stanford University)	5.00	10/1/32	6,125,000		7,901,862
Chicago,
GO	7.38	1/1/33	4,710,000		4,823,323
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	335,000		358,822
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.91	5/1/29	4,990,000		5,878,370
Florida Hurricane Catastrophe Fund Finance
Corporation,
Revenue Bonds	3.00	7/1/20	14,000,000		14,380,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 7.8% (continued)
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		6,064,644
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue (Build America
Bonds)	6.28	6/15/42	8,440,000		9,545,134
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,103,871
Philadelphia School District,
GO (Qualified School Construction
Bonds)	5.06	9/1/42	5,260,000		5,310,233
South Carolina Public Service Authority,
Revenue Obligations	2.39	12/1/23	3,950,000		3,723,665
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,890,000		5,203,302
University of California Regents,
Limited Project Revenue	4.13	5/15/45	5,530,000		5,588,894
					78,630,748
Real Estate - 2.6%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	4,180,000		4,406,995
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	3,005,000		3,193,648
CubeSmart,
Gtd. Notes	4.80	7/15/22	5,173,000		5,574,502
Essex Portfolio,
Gtd. Notes	3.38	1/15/23	4,081,000		4,144,145
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	5,595,000		5,750,804
Tanger Properties,
Sr. Unscd. Notes	3.13	9/1/26	3,605,000		3,399,039
					26,469,133
Telecommunications - 3.0%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,546,508
Telefonica Emisiones,
Gtd. Notes	4.10	3/8/27	9,675,000		10,020,485
Verizon Communications,
Sr. Unscd. Notes	5.50	3/16/47	10,605,000		11,578,263
					30,145,256
U.S. Government Agencies/Mortgage-Backed - 26.6%
Federal Home Loan Mortgage Corp.
3.50%, 12/1/28-11/1/46			16,281,595	[d]	16,811,029
4.00%, 6/1/26-4/1/37			6,769,354	[d]	7,207,428
4.50%, 12/1/40			12,467,225	[d]	13,604,998
5.00%, 12/1/39-7/1/40			6,397,179	[d]	7,035,929
Federal National Mortgage Association
2.50%, 10/1/31			16,665,060	[d]	16,846,033
3.00%, 2/1/32-9/1/46			53,130,626	[d]	53,812,274
3.50%, 1/1/28-6/1/47			58,603,732	[d]	60,619,737

	Coupon	Maturity	Principal
Bonds and Notes - 99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 26.6% (continued)

4.00%, 2/1/47-6/1/47			36,445,263	[d]	38,515,376
4.50%, 6/1/47			6,315,000	[d]	6,809,108
5.00%, 11/1/43			1,442,976	[d]	1,600,588
Government National Mortgage Association I
5.00%, 11/15/34			11,759		13,065
Government National Mortgage Association II
3.00%, 1/20/47			13,269,862		13,530,055
3.50%, 2/20/47			7,680,317		8,019,293
4.00%, 3/20/47			16,828,228		17,830,864
4.50%, 3/20/47			4,869,273		5,218,729
					267,474,506
U.S. Government Securities - 17.1%
U.S. Treasury Bonds	2.88	8/15/45	115,000		115,036
U.S. Treasury Bonds	2.50	5/15/46	2,340,000		2,163,496
U.S. Treasury Bonds	2.25	8/15/46	5,500,000	[b]	4,807,990
U.S. Treasury Bonds	3.00	2/15/47	10,540,000	[b]	10,811,120
U.S. Treasury Inflation Protected Securities,
Bonds	1.00	2/15/46	9,646,031	[e]	9,832,749
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/20	4,892,935	[e]	4,936,795
U.S. Treasury Inflation Protected Securities,
Notes	0.63	7/15/21	14,343,209	[e]	14,845,222
U.S. Treasury Inflation Protected Securities,
Notes	0.13	1/15/22	11,719,283	[e]	11,816,788
U.S. Treasury Inflation Protected Securities,
Notes	0.38	7/15/25	12,552,491	[b,e]	12,636,165
U.S. Treasury Inflation Protected Securities,
Notes	0.38	1/15/27	5,046,250	[e]	5,042,052
U.S. Treasury Notes	1.25	12/31/18	7,500,000		7,501,027
U.S. Treasury Notes	1.13	1/15/19	39,000,000		38,924,574
U.S. Treasury Notes	1.13	2/28/19	13,750,000	[b]	13,719,117
U.S. Treasury Notes	1.38	2/15/20	14,500,000	[b]	14,492,068
U.S. Treasury Notes	1.13	2/28/21	13,080,000		12,853,402
U.S. Treasury Notes	2.13	9/30/21	7,250,000		7,379,427
					171,877,028
Utilities - .9%
Consumers Energy,
First Mortgage Bonds	3.25	8/15/46	2,720,000		2,481,956
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	4,400,000		4,422,920
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/19	2,670,000		2,637,525
					9,542,401
Total Bonds and Notes
(cost $976,039,932)					993,337,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $14,766,465)	14,766,465 [f]	14,766,465
Total Investments (cost $990,806,397)	100.4%	1,008,104,325
Liabilities, Less Cash and Receivables	(0.4%)	(4,472,522)
Net Assets	100.0%	1,003,631,803

GO—General Obligation

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $27,104,359 or 2.7% of net assets.

b

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $58,010,476 and the value of the collateral held by the fund was $59,733,930, consisting of U.S. Government & Agency securities.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	44.5
U.S. Government Agencies/Mortgage-Backed	26.6
U.S. Government Securities	17.1
Municipal Bonds	7.8
Foreign/Governmental	1.6
Money Market Investment	1.4
Commercial Mortgage-Backed	1.4
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	13,664,364	-	13,664,364
Corporate Bonds†	-	445,847,687	-	445,847,687
Foreign Government	-	15,843,527	-	15,843,527
Municipal Bonds†	-	78,630,748	-	78,630,748
Registered Investment Companies	14,766,465	-	-	14,766,465
U.S. Government
Agencies/Mortgage-Backed	-	267,474,506	-	267,474,506
U.S. Treasury	-	171,877,028	-	171,877,028

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $17,297,928, consisting of $22,708,688 gross unrealized appreciation and $5,410,760 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 11.8%
Borgwarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,220,761
Brinker International,
Sr. Unscd. Notes	3.88	5/15/23	2,500,000		2,386,000
Daimler Finance North America,
Gtd. Notes	2.25	7/31/19	4,000,000	[a,b]	4,018,268
Ford Motor Credit,
Sr. Unscd. Bonds	4.39	1/8/26	3,750,000		3,846,128
General Motors Financial,
Gtd. Notes	3.70	5/9/23	2,000,000		2,016,678
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		2,014,748
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,000,000		5,190,593
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	1,000,000		1,056,771
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/20	5,000,000	[a,b]	4,994,020
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	6,000,000		6,160,800
Macy's Retail Holdings,
Gtd. Notes	3.63	6/1/24	3,000,000	[b]	2,788,950
Marriott International,
Sr. Unscd. Notes	2.88	3/1/21	3,000,000		3,060,315
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	5,000,000		5,425,485
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	5,000,000		5,311,375
Nordstorm,
Sr. Unscd. Notes	4.00	3/15/27	4,000,000		3,999,556
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,750,000		7,087,520
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,500,000		5,572,187
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[a]	4,033,480
Thomson Reuters,
Sr. Unscd. Notes	4.70	10/15/19	5,000,000		5,287,080
Time Warner,
Gtd. Notes	4.00	1/15/22	2,000,000		2,111,534
Time Warner,
Gtd. Notes	3.80	2/15/27	2,500,000		2,498,650
Volkswagen Group of America Finance,
Gtd. Notes	2.13	5/23/19	5,000,000	[a]	5,007,260
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000	[b]	3,257,247
					90,345,406
Consumer Staples - 3.5%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	4,000,000		4,121,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 3.5% (continued)
Becle,
Gtd. Notes	3.75	5/13/25	6,000,000	[a]	6,045,506
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	5,500,000	[b]	5,924,000
Flowers Foods,
Sr. Unscd. Notes	3.50	10/1/26	2,000,000		1,983,730
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[a]	3,090,851
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	3,599,000	[a]	3,855,411
Whole Foods Market,
Gtd. Notes	5.20	12/3/25	2,000,000		2,142,248
					27,162,938
Energy - 8.5%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/26	2,750,000	[b]	3,092,614
Antero Resources,
Gtd. Notes	5.13	12/1/22	3,000,000	[b]	3,048,750
Boardwalk Pipelines,
Gtd. Notes	4.95	12/15/24	2,000,000		2,149,862
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,750,000		3,768,750
Enbridge,
Sr. Unscd. Notes	4.25	12/1/26	4,000,000		4,224,536
EQT Midstream Partners,
Sr. Unscd. Notes	4.13	12/1/26	3,000,000		3,068,046
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/22	5,000,000		4,885,130
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	1,355,000		1,443,075
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	2,000,000		2,100,000
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	3,000,000		3,105,096
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000		7,698,375
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,855,000		6,218,063
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,802,025
Sabine Lass Liquefaction,
Sr. Scd. Notes	4.20	3/15/28	6,000,000	[a]	6,087,858
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	3,100,000		3,149,836
Tesoro,
Gtd. Notes	4.75	12/15/23	4,000,000	[a]	4,230,000
Valero Energy Partners,
Sr. Unscd. Notes	4.38	12/15/26	1,000,000		1,036,048
Williams Partners LP,
Sr. Unscd. Notes	3.75	6/15/27	3,000,000		2,998,470
					65,106,534
Financials - 25.5%
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[a]	7,144,585
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	[b]	7,553,896

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 25.5% (continued)
BAC Capital Trust XIV,
Gtd. Notes, Ser. G	4.00	3/15/43	3,000,000	[c]	2,584,680
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,204,965
Barclays,
Sub. Notes	5.20	5/12/26	7,000,000		7,453,502
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/24	5,000,000	[a]	5,193,750
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	[a]	2,193,872
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,317,445
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[a]	6,101,342
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000	[c]	5,281,250
Citigroup,
Sub. Bonds	4.40	6/10/25	4,000,000		4,177,624
Citizens Financial Group,
Sub. Bonds	3.75	7/1/24	6,000,000		6,030,096
Cooperatieve Rabobank,
Bank Gtd. Notes	4.38	8/4/25	5,000,000		5,259,215
Credit Suisse Group Funding,
Gtd. Notes	3.80	9/15/22	7,000,000		7,262,500
Deutsche Bank,
Sub. Notes	4.50	4/1/25	9,000,000	[b]	9,011,070
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	[a]	6,484,362
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	2,000,000		2,071,336
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	5,000,000		5,194,960
HSBC Finance,
Sub. Notes	6.68	1/15/21	7,000,000		7,967,820
International Lease Finance,
Sr. Unscd. Notes	5.88	8/15/22	7,000,000		7,959,637
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	4,500,000	[b]	4,578,624
Legg Mason,
Sr. Unscd. Notes	4.75	3/15/26	6,000,000		6,393,114
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	7,000,000		7,362,138
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,035,740
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,396,105
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,639,380
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/26	2,000,000		2,045,922
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,000,000		6,425,790
Royal Bank of Scotland Group,
Jr. Sub. Notes	8.63	12/29/49	3,000,000	[c]	3,292,500
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	5,000,000		5,482,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 25.5% (continued)
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	8/5/21	6,000,000		6,026,076
Societe Generale,
Sub. Notes	4.75	11/24/25	7,250,000	[a]	7,576,881
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,188,517
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[a]	5,084,610
Toronto-Dominion Bank,
Sub. Notes	3.63	9/15/31	1,000,000	[c]	988,205
Westpac Banking,
Sub. Notes	4.32	11/23/31	4,500,000	[c]	4,637,894
					195,601,898
Foreign/Governmental - 2.3%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[a]	6,696,518
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,192,750
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	5,000,000		5,109,500
Saudi Arabian Government,
Sr. Unscd. Notes	2.38	10/26/21	2,700,000	[a]	2,674,733
					17,673,501
Health Care - 4.2%
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000		5,120,785
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,031,328
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,716,192
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		5,017,920
Express Scripts Holdings,
Gtd. Notes	3.00	7/15/23	3,000,000		2,983,062
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,000,000		4,003,368
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	5,000,000	[b]	4,704,825
UnitedHealth Group,
Sr. Unscd. Notes	3.35	7/15/22	3,000,000		3,155,196
					32,732,676
Industrials - 5.7%
Air Canada 2015-1A PTT,
Notes	3.60	9/15/28	2,808,357	[a]	2,848,376
American Airlines 2015-1A PTT,
Bonds	3.38	11/1/28	4,067,662		4,067,662
CRH America Finance,
Gtd. Notes	3.40	5/9/27	1,000,000	[a]	1,008,738
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,277,212
GATX,
Sr. Unscd. Notes	3.25	3/30/25	2,000,000		1,975,042
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	6,838,000	[c]	7,224,689

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 5.7% (continued)
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,561,596
Stanley Black & Decker,
Sub. Notes	1.62	11/17/18	3,000,000		2,993,196
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	6,250,000		6,597,881
United Airlines 2016-2 A PTT,
Notes	3.10	4/7/30	5,000,000		4,862,500
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,173,701
					43,590,593
Information Technology - 12.2%
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,237,132
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	2,000,000		2,051,068
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	3,000,000		3,062,151
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	3,000,000		3,188,784
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	4,850,000		5,089,144
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,796,650
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,179,460
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,250,000		5,472,747
Diamond 1 Finance,
Gtd. Notes	7.13	6/15/24	1,250,000	[a,b]	1,393,440
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	2,000,000	[a]	2,209,814
Diamond 1 Finance,
Sr. Scd. Notes	8.10	7/15/36	3,000,000	[a]	3,782,442
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		2,002,158
eBay ,
Sr. Unscd. Notes	3.80	3/9/22	2,500,000		2,631,415
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/26	4,426,000		4,876,947
Fidelity National Information Services,
Gtd. Notes	3.50	4/15/23	2,000,000		2,072,186
Fiserv,
Sr. Unscd. Notes	3.50	10/1/22	6,500,000		6,752,070
Flex ,
Gtd. Notes	4.75	6/15/25	7,000,000		7,521,598
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	3,737,000		4,073,330
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		8,192,656
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,047,475
Seagate HDD Cayman,
Gtd. Bonds	4.88	6/1/27	4,000,000		3,907,244
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	7,500,000		8,227,950
					93,767,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - 5.7%
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	6,500,000		6,760,000
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[a]	3,139,554
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,882,838
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	6,000,000	[a]	6,165,486
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[a]	3,142,740
Glencore Funding,
Notes	4.00	3/27/27	5,000,000	[a,b]	4,943,720
International Paper,
Sr. Unscd. Notes	3.00	2/15/27	5,000,000		4,833,225
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,852,902
Vulcan Materials,
Notes	7.50	6/15/21	5,846,000		6,942,809
					43,663,274
Municipal Bonds - 7.1%
Alabama Economic Settlement Authority,
BP Settlement Revenue	3.16	9/15/25	5,000,000		5,086,750
Chicago,
GO	7.05	1/1/29	4,000,000		4,131,080
Illinois,
GO	5.88	3/1/19	2,000,000		2,096,360
Illinois,
GO	6.20	7/1/21	1,100,000		1,158,091
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000		5,483,450
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	2.96	1/1/19	4,000,000		3,996,400
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	1.76	12/15/18	5,000,000		4,954,500
North Texas Tollway Authority,
Subordinate Lien System Revenue (Build
America Bonds)	8.91	2/1/30	5,000,000		5,769,550
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	7,500,000		7,980,525
The Medical Center Hospital Authority,
RAC (Columbus Regional Healthcare
System, Inc. Project)	4.88	8/1/22	5,000,000		5,036,400
Wayne County,
GO	4.25	12/1/18	3,105,000		3,136,578
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	5,000,000		5,691,400
					54,521,084
Real Estate - 6.9%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	2,000,000		2,108,610
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	3,327,000		3,407,290
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.88	8/15/22	3,750,000		3,875,265

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate - 6.9% (continued)
CBRE Services,
Gtd. Notes	4.88	3/1/26	6,000,000		6,439,560
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,000,000		6,465,690
Duke Realty,
Sr. Unscd. Notes	3.25	6/30/26	1,000,000		988,397
EPR Properties,
Gtd. Notes	4.75	12/15/26	2,500,000		2,575,000
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000		2,525,810
Kilroy Realty,
Gtd. Notes	4.38	10/1/25	5,000,000		5,282,290
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	2,240,000		2,302,377
Liberty Property,
Sr. Unscd. Notes	3.25	10/1/26	4,000,000		3,903,432
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,039,996
Retail Opportunity Investments Partnership,
Gtd. Notes	5.00	12/15/23	3,750,000		3,922,628
Retail Opportunity Investments Partnership,
Gtd. Notes	4.00	12/15/24	3,000,000		2,928,681
Weingarten Realty Investment,
Sr. Unscd. Notes	4.45	1/15/24	3,000,000		3,164,112
					52,929,138
Telecommunications - 2.9%
AT&T,
Sr. Unscd. Notes	3.60	2/17/23	7,000,000		7,170,464
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		7,082,465
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	7,000,000		7,839,475
					22,092,404
Utilities - 2.4%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,344,430
Entergy,
Sr. Unscd. Notes	2.95	9/1/26	2,000,000		1,935,788
Exelon,
Jr. Sub. Notes	3.50	6/1/22	3,000,000		3,075,000
Great Plains Energy,
Sr. Unscd. Notes	3.15	4/1/22	3,000,000		3,053,409
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000		3,046,143
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000		2,097,790
					18,552,560
Total Bonds and Notes
(cost $737,774,365)					757,739,867

Other Investment - .6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $4,490,819)			4,490,819	[d]	4,490,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for
Securities Loaned - 4.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $30,796,705)	30,796,705 [d]	30,796,705
Total Investments (cost $773,061,889)	103.3%	793,027,391
Liabilities, Less Cash and Receivables	(3.3%)	(25,112,547)
Net Assets	100.0%	767,914,844

GO—General Obligation

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $122,465,062 or 15.95% of net assets.

b

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $34,943,363 and the value of the collateral held by the fund was $36,085,582, consisting of cash collateral of $30,796,705 and U.S. Government & Agency securities valued at $5,288,877.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	89.3
Municipal Bonds	7.1
Money Market Investments	4.6
Foreign/Governmental	2.3
103.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	685,545,282	-	685,545,282
Foreign Government	-	54,521,084	-	54,521,084
Municipal Bonds†	-	17,673,501	-	17,673,501
Registered Investment Companies	35,287,524	-	-	35,287,524

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $19,965,502, consisting of $24,560,223 gross unrealized appreciation and $4,594,721 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2017 (Unaudited)

Common Stocks - 95.2%	Shares		Value ($)
Brazil - 4.2%
Ambev, ADR	488,143		2,787,297
Cia de Saneamento Basico do Estado de Sao Paulo	391,200		3,505,864
JBS	2,683,600		6,692,517
Kroton Educacional	446,600		2,001,174
Localiza Rent a Car	281,720		3,785,345
Magazine Luiza	4,100		318,021
MRV Engenharia e Participacoes	723,300		2,894,586
Qualicorp	396,400		3,432,416
Tim Participacoes	2,612,300		8,008,163
			33,425,383
Canada - .4%
Gran Tierra Energy	1,265,015	[a,b]	2,947,485
China - 26.2%
Alibaba Group Holding, ADR	280,124	[b]	34,303,985
Anhui Conch Cement, Cl. H	2,397,500		7,953,157
ANTA Sports Products	574,000		1,697,865
Beijing Capital International Airport, Cl. H	1,316,000		1,921,846
China Construction Bank, Cl. H	27,957,939		23,105,290
China Lodging Group, ADR	175,707	[b]	13,424,015
Ctrip.com International, ADR	36,498	[b]	1,994,616
Guangzhou Automobile Group, Cl. H	2,128,000		3,571,904
JD.com, ADR	261,262	[b]	10,458,318
Jiangsu Expressway, Cl. H	2,368,000		3,439,921
PICC Property & Casualty, Cl. H	7,540,000		12,578,681
Ping An Insurance Group Company of China, Cl. H	2,330,500		14,938,432
Shanghai Pharmaceuticals Holding, Cl. H	4,084,600		11,819,973
Tencent Holdings	1,608,600		55,240,115
Weibo, ADR	83,432	[b]	6,134,755
Weichai Power, Cl. H	2,337,700		3,791,895
			206,374,768
Colombia - .3%
Bancolombia, ADR	55,917		2,460,907
Hong Kong - 4.4%
China Everbright International	5,995,000		7,654,779
China Mobile	1,389,500		15,415,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.2% (continued)	Shares	Value ($)
Hong Kong - 4.4% (continued)
China Resources Beer Holdings	1,708,000	4,309,152
China Resources Power Holdings	1,304,000	2,690,816
Haier Electronics Group	1,724,000	4,384,916
		34,454,678
Hungary - 2.1%
MOL Hungarian Oil & Gas	69,931	5,687,032
Richter Gedeon	432,150	11,046,364
		16,733,396
India - 4.9%
Bharat Electronics	1,471,899	3,938,676
Engineers India	1,539,597	3,772,633
ICICI Bank	273,856	1,385,621
Jubilant Life Sciences	249,943	2,876,940
Manappuram Finance	2,289,305	3,165,003
Maruti Suzuki India	62,452	6,979,872
Power Finance	3,177,975	6,578,093
Reliance Industries	163,590	3,399,335
UPL	499,241	6,664,542
		38,760,715
Indonesia - 3.5%
Bank Negara Indonesia	16,457,500	8,092,840
Bank Rakyat Indonesia	7,535,500	8,188,916
Telekomunikasi Indonesia	33,506,700	10,942,503
		27,224,259
Malaysia - .4%
AirAsia	4,956,300	3,450,882
Mexico - 2.3%
Arca Continental	1,010,458	7,181,481
Grupo Aeroportuario del Centro Norte	1,232,900	6,647,848
Wal-Mart de Mexico	1,973,800	4,519,013
		18,348,342
Panama - .6%
Copa Holdings, Cl. A	38,952	4,403,134
Peru - 1.3%
Credicorp	60,528	10,139,651
Philippines - .1%
Puregold Price Club	1,112,300	966,489
Poland - .5%
KGHM Polska Miedz	124,994	3,551,529

Common Stocks - 95.2% (continued)	Shares		Value ($)
Russia - 3.2%
LUKOIL, ADR	296,048		14,284,316
Sberbank of Russia, ADR	996,540		11,151,283
			25,435,599
South Africa - 4.5%
AngloGold Ashanti, ADR	250,257		2,850,427
Barclays Africa Group	1,183,990		12,548,579
Barloworld	380,796		3,381,724
Clicks Group	735,672		7,641,116
Shoprite Holdings	361,073		5,754,042
Telkom	648,649		3,647,569
			35,823,457
South Korea - 19.8%
BGF Retail	18,012		2,244,260
Coway	34,231		3,072,718
GS Retail	115,252		5,774,953
Hana Financial Group	127,946		4,691,125
Hankook Tire	71,997		3,916,236
Hugel	21,071	[b]	8,798,403
Hyundai Development Co-Engineering & Construction	165,474		7,596,788
Hyundai Mobis	28,176		6,908,103
KB Financial Group	196,379		9,401,495
Korea Electric Power	272,329		10,386,253
Korea Investment Holdings	121,305		6,630,820
KT	55,886		1,624,767
KT, ADR	30,572		514,221
LG Chem	30,141		8,130,209
LG Innotek	27,262		3,262,869
NAVER	1,502		1,133,610
POSCO	39,506		9,950,600
Samsung Card	186,187		6,984,507
Samsung Electronics	17,355		34,644,896
Samsung SDI	43,688		6,457,989
SK Hynix	179,278		9,127,229
SK Innovation	30,169		4,553,913
			155,805,964
Taiwan - 11.4%
Advanced Semiconductor Engineering	7,152,850		9,155,382
Airtac International Group	603,000		6,655,673
Catcher Technology	884,000		9,345,789
Chailease Holding	1,514,000		4,087,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.2% (continued)	Shares		Value ($)
Taiwan - 11.4% (continued)
China Life Insurance	3,423,720		3,357,816
Fubon Financial Holding	3,957,000		6,031,731
Hon Hai Precision Industry	3,357,000		11,495,429
Largan Precision	23,000		3,632,102
Merry Electronics	644,000		3,607,633
Powertech Technology	2,113,000		6,490,947
Realtek Semiconductor	944,000		3,154,094
Taiwan Semiconductor Manufacturing	3,369,000		22,737,026
			89,750,753
Thailand - .6%
Thai Beverage	2,856,000		1,806,093
Thanachart Capital	2,332,000		3,217,968
			5,024,061
Turkey - 1.6%
Enka Insaat ve Sanayi	1		1
Tupras Turkiye Petrol Rafinerileri	116,211		3,129,353
Turkiye Garanti Bankasi	3,358,368		9,138,675
			12,268,029
United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank	3,714,834		7,383,144
Emaar Properties	3,205,921		6,205,853
			13,588,997
United States - 1.2%
iShares MSCI Emerging Markets ETF	234,039		9,642,407
Total Common Stocks (cost $583,440,283)			750,580,885
Preferred Stocks - 3.7%
Brazil - 3.7%
Cia Energetica de Minas Gerais	2,752,000		6,497,406
Cia Paranaense de Energia, Cl. B	389,700		3,353,929
Petroleo Brasileiro	2,887,800	[b]	11,565,657
Vale	987,700		7,871,810
Total Preferred Stocks (cost $29,237,713)			29,288,802
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $7,156,524)	7,156,524	[c]	7,156,524

Investment of Cash Collateral for Securities Loaned - .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,688,065)	1,688,065 [c]	1,688,065
Total Investments (cost $621,522,585)	100.0%	788,714,276
Cash and Receivables (Net)	.0%	114,918
Net Assets	100.0%	788,829,194

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $1,573,277 and the value of the collateral held by the fund was $1,688,065.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	27.9
Financials	22.2
Consumer Discretionary	7.8
Industrials	7.7
Consumer Staples	6.3
Materials	6.0
Energy	5.8
Telecommunication Services	5.1
Health Care	4.8
Utilities	3.3
Exchange-Traded Funds	1.2
Money Market Investments	1.1
Real Estate	.8
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	740,938,478	-	-	740,938,478
Equity Securities - Foreign
Preferred Stocks†	29,288,802	-	-	29,288,802
Exchange-Traded Funds	9,642,407	-	-	9,642,407
Registered Investment Companies	8,844,589	-	-	8,844,589

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $167,191,691, consisting of $181,804,070 gross unrealized appreciation and $14,612,379 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Capital Goods - 10.2%
3M	58,411		11,943,297
Eaton	167,090		12,929,424
Honeywell International	86,748		11,536,616
Illinois Tool Works	80,621		11,385,298
			47,794,635
Consumer Services - 2.8%
Yum! Brands	179,640		13,049,050
Diversified Financials - 9.6%
Charles Schwab	385,710		14,946,262
Intercontinental Exchange	267,995		16,130,619
Invesco	434,490	[a]	13,773,333
			44,850,214
Energy - 6.8%
Nabors Industries	1,127,830	[a]	9,924,904
Tesoro	120,520		10,032,085
Valero Energy	192,770		11,849,572
			31,806,561
Food & Staples Retailing - 3.3%
Costco Wholesale	85,050		15,345,571
Food, Beverage & Tobacco - 6.3%
Constellation Brands, Cl. A	74,797		13,669,152
Philip Morris International	130,612		15,647,318
			29,316,470
Health Care Equipment & Services - 7.1%
Abbott Laboratories	425,900		19,446,594
UnitedHealth Group	78,052		13,673,149
			33,119,743
Insurance - 3.2%
Hartford Financial Services Group	302,540		14,942,451
Materials - 2.8%
Dow Chemical	211,120		13,080,995
Media - 6.7%
Comcast, Cl. A	463,520		19,324,149
Twenty-First Century Fox, Cl. A	431,800		11,710,416
			31,034,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
Agilent Technologies	241,450		14,569,093
Allergan	65,026		14,549,567
			29,118,660
Retailing - 3.4%
Amazon.com	15,873	[b]	15,787,603
Semiconductors & Semiconductor Equipment - 13.9%
Broadcom	78,289		18,748,650
Micron Technology	723,840	[b]	22,272,557
NVIDIA	163,900		23,658,965
			64,680,172
Software & Services - 17.1%
Adobe Systems	137,548	[b]	19,512,559
Alphabet, Cl. A	23,041	[b]	22,743,541
Electronic Arts	189,910	[b]	21,522,500
Visa, Cl. A	169,220		16,114,821
			79,893,421
Total Common Stocks (cost $344,709,528)			463,820,111
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,599,509)	2,599,509	[c]	2,599,509
Total Investments (cost $347,309,037)	100.0%		466,419,620
Cash and Receivables (Net)	.0%		221,428
Net Assets	100.0%		466,641,048

[a]

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $9,416,421 and the value of the collateral held by the fund was $9,434,896, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	17.1
Semiconductors & Semiconductor Equipment	13.9
Capital Goods	10.2
Diversified Financials	9.6
Health Care Equipment & Services	7.1
Energy	6.8
Media	6.7
Food, Beverage & Tobacco	6.3
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Retailing	3.4
Food & Staples Retailing	3.3
Insurance	3.2
Materials	2.8
Consumer Services	2.8
Money Market Investment	.6
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	445,071,461	-	-	445,071,461
Equity Securities—
Foreign Common
Stocks†	18,748,650	-	-	18,748,650
Registered Investment
Company	2,599,509	-	-	2,599,509

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $119,110,583, consisting of $127,986,901 gross unrealized appreciation and $8,876,318 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2017 (Unaudited)

	Principal
U.S. Government Agencies - 58.2%	Amount ($)		Value ($)
Federal Farm Credit Bank
0.95% - 1.17%, 6/1/17 - 6/29/17	50,000,000	[a]	49,999,362
Federal Home Loan Bank
0.77% - 0.87%, 6/19/17 - 7/21/17	210,000,000		209,823,525
Federal Home Loan Bank
0.82% - 1.04%, 6/1/17 - 6/28/17	155,000,000	[a]	155,000,008
Total U.S. Government Agencies
(cost $414,822,895)			414,822,895
U.S. Treasury Notes - 5.5%
U.S. Treasury Floating Rate Notes
1.02% - 1.09%, 6/1/17	14,000,000	[a]	14,003,690
U.S. Treasury Notes
0.79%, 9/30/17	25,000,000		24,984,147
Total U.S. Treasury Notes
(cost $38,987,837)			38,987,837
Repurchase Agreements - 36.3%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 0.80%, dated
5/31/17, due 6/1/17 in the amount of $139,003,089
(fully collateralized by $142,087,663 U.S. Treasuries,
0.13%-2.63%, due 12/31/17-7/15/24, value
$141,780,002)	139,000,000		139,000,000
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 0.80%, dated
5/31/17, due 6/1/17 in the amount of $40,000,889
(fully collateralized by $38,565,042 U.S. Treasuries
(including strips), 0%-5.38%, due 6/30/17-
11/15/45, value$40,800,003)	40,000,000		40,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 0.80%, dated
5/31/17, due 6/1/17 in the amount of $80,001,778
(fully collateralized by $81,305,570 U.S. Treasuries
(including strips), 0%-2.13%, due 6/30/20-8/15/38,
value $81,600,000)	80,000,000		80,000,000
Total Repurchase Agreements
(cost $259,000,000)			259,000,000

Total Investments (cost $712,810,732)	100.0%		712,810,732
Cash and Receivables (Net)	.0%		34,926
Net Assets	100.0%		712,845,658

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	712,810,732
Level 3 - Significant Unobservable Inputs	-
Total	712,810,732

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2017 (Unaudited)

Common Stocks - 95.3%	Shares	Value ($)
Banks - 16.6%
Bank of America	1,421,262	31,850,481
BB&T	586,077	24,410,107
Citigroup	241,812	14,639,299
JPMorgan Chase & Co.	660,627	54,270,508
PNC Financial Services Group	150,314	17,842,272
SunTrust Banks	218,271	11,649,123
U.S. Bancorp	961,024	48,906,511
		203,568,301
Capital Goods - 5.9%
Honeywell International	137,445	18,278,811
Raytheon	156,749	25,708,404
United Technologies	231,202	28,040,179
		72,027,394
Diversified Financials - 3.1%
Ameriprise Financial	183,584	22,175,111
Goldman Sachs Group	77,693	16,413,423
		38,588,534
Energy - 7.0%
Occidental Petroleum	787,282	46,394,528
Phillips 66	302,477	23,021,525
Schlumberger	229,183	15,948,845
		85,364,898
Food, Beverage & Tobacco - 9.8%
Coca-Cola	844,392	38,394,504
Conagra Brands	301,372	11,614,877
Kellogg	452,134	32,372,794
Kraft Heinz	163,844	15,106,417
Molson Coors Brewing, Cl. B	233,467	22,130,337
		119,618,929
Health Care Equipment & Services - 2.1%
AmerisourceBergen	139,729	12,822,930
UnitedHealth Group	73,008	12,789,541
		25,612,471
Insurance - 6.1%
American International Group	192,930	12,276,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Insurance - 6.1% (continued)
Chubb	176,262		25,238,956
Prudential Financial	354,918		37,213,152
			74,728,244
Materials - 4.1%
Dow Chemical	370,471		22,954,383
Packaging Corporation of America	263,089		26,877,172
			49,831,555
Media - 3.5%
Comcast, Cl. A	304,984		12,714,783
Omnicom Group	366,546		30,687,231
			43,402,014
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Bristol-Myers Squibb	192,927		10,408,412
Eli Lilly & Co.	149,693		11,911,072
Merck & Co.	567,806		36,969,849
Pfizer	372,571		12,164,443
			71,453,776
Real Estate - 4.9%
Lamar Advertising, Cl. A	417,253	[a]	29,211,883
Uniti Group	1,214,029		30,362,865
			59,574,748
Retailing - 2.0%
Nordstrom	311,389		13,016,060
Staples	1,224,328		11,116,898
			24,132,958
Semiconductors & Semiconductor Equipment - 3.5%
Microchip Technology	180,651		15,048,228
Texas Instruments	330,764		27,284,722
			42,332,950
Technology Hardware & Equipment - 8.4%
Apple	246,008		37,580,182
Cisco Systems	1,333,933		42,058,908
Corning	778,205		22,645,766
			102,284,856
Telecommunication Services - 6.4%
AT&T	1,163,593		44,833,238
Vodafone Group, ADR	1,100,060		33,287,816
			78,121,054
Utilities - 6.1%
FirstEnergy	781,813		22,860,212

Common Stocks - 95.3% (continued)	Shares	Value ($)
Utilities - 6.1% (continued)
NextEra Energy Partners LP	893,642	30,866,395
NRG Yield, Cl. C	1,185,709	20,987,049
		74,713,656
Total Common Stocks (cost $962,088,424)		1,165,356,338
Preferred Stocks - 1.2%
Energy - 1.2%
Hess
(cost $16,085,057)	249,859	14,014,591
	Number of
Options Purchased - .0%	Contracts	Value ($)
Put Options - .0%
S&P 500 Index, June 2017 @ 215
(cost $2,991,262)	530	25,970
Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $9,901,718)	9,901,718 [b]	9,901,718
Total Investments (cost $991,066,461)	97.3%	1,189,298,617
Cash and Receivables (Net)	2.7%	33,010,258
Net Assets	100.0%	1,222,308,875

ADR—American Depository Receipt
LP—Limited Partnership

[a]	Investment in real estate investment trust.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	16.6
Food, Beverage & Tobacco	9.8
Technology Hardware & Equipment	8.4
Energy	8.1
Telecommunication Services	6.4
Insurance	6.1
Utilities	6.1
Capital Goods	5.9
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Real Estate	4.9
Materials	4.1
Media	3.5
Semiconductors & Semiconductor Equipment	3.5
Diversified Financials	3.2
Health Care Equipment & Services	2.1
Retailing	2.0
Money Market Investment	.8
Option Purchased	.0
97.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,132,068,522	-	- 1,132,068,522
Equity Securities – Domestic
Preferred Stocks†	14,014,591	-	-	14,014,591
Equity Securities – Foreign
Common Stocks†	33,287,816	-	-	33,287,816
Registered Investment Company	9,901,718	-	-	9,901,718
Other Financial Instruments:
Options Purchased	25,970	-	-	25,970
Liabilities ($)
Other Financial Instruments:
Options Written	(211,098)	-	-	(211,098)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
May 31, 2017 (Unaudited)

	Number of Contracts	Value ($)
Put Options:
Apple
June 2017 @ 150	100	(5,700)
AT&T
June 2017 @ 37.5	200	(2,200)
AT&T
June 2017 @ 38	197	(591)
Bank of America
June 2017 @ 22	454	(13,620)
Cisco Systems
June 2017 @ 31	484	(8,228)
Citigroup
June 2017 @ 60	167	(12,692)
Coca-Cola
June 2017 @ 43	174	(696)
Comcast, Cl. A
June 2017 @ 38.5	260	(1,170)
Corning
June 2017 @ 28.5	263	(7,101)
Dow Chemical
June 2017 @ 60	125	(4,750)
Eli Lilly & Co.
June 2017 @ 77.5	187	(7,854)
FirstEnergy
June 2017 @ 28	500	(5,000)
Hess
June 2017 @ 45	111	(12,210)
Honeywell International
June 2017 @ 130	115	(4,370)
JPMorgan Chase & Co.
June 2017 @ 83	228	(31,236)
Kellogg
June 2017 @ 67.5	74	(740)
Kellogg
June 2017 @ 70	143	(5,720)
Merck & Co.
June 2017 @ 62.5	160	(3,040)

	Number of Contracts	Value ($)
Put Options: (continued)
Nordstrom
June 2017 @ 37.5	353	(4,942)
Occidental Petroleum
June 2017 @ 59.5	246	(15,252)
Packaging Corporation of America
June 2017 @ 97.5	78	(2,925)
PNC Financial Services Group
June 2017 @ 115	87	(8,700)
Prudential Financial
June 2017 @ 100	100	(5,300)
S&P 500 Index
June 2017 @ 192	530	(7,950)
Schlumberger
June 2017 @ 69.5	207	(15,111)
Uniti Group
June 2017 @ 25	600	(24,000)
Total Options Written
(premiums received $1,493,107)		(211,098)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

NOTES

At May 31, 2017, accumulated net unrealized appreciation on investments was $199,514,165, consisting of $229,376,607 gross unrealized appreciation and $29,862,442 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.6%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 4.9%
American Honda Finance,
Sr. Unscd. Bonds	1.70	9/9/21	4,260,000		4,184,807
BMW US Capital,
Gtd. Notes	1.53	4/6/20	2,000,000	[a,b]	2,001,272
General Motors Financial,
Gtd. Notes	3.20	7/6/21	2,805,000		2,834,568
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,353,286
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	2,665,000	[b]	2,674,818
Macy's Retail Holdings ,
Gtd. Notes	3.88	1/15/22	2,420,000		2,408,643
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,649,934
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,288,995
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,812,676
					41,208,999
Consumer Staples - 4.0%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	6,635,000		6,747,098
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,055,000		3,050,271
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	4,340,000		4,429,712
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,224,867
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,608,260
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,357,311
					33,417,519
Energy - 2.2%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,525,000		3,604,369
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,111,056
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,373,443
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/24	2,500,000		2,796,595
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,776,394
					18,661,857
Financials - 18.6%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	4,435,000		4,713,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 18.6% (continued)
American Express Credit,
Sr. Unscd. Notes	1.80	7/31/18	6,735,000		6,744,059
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,400,184
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000		7,307,508
Bank of Montreal,
Sr. Unscd. Notes	2.10	12/12/19	8,250,000		8,283,858
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/19	3,225,000		3,237,958
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	5,565,000		5,621,173
Citigroup,
Sub. Bonds	4.40	6/10/25	5,500,000		5,744,233
Citizens Financial Group,
Sub. Notes	4.30	12/3/25	6,885,000		7,220,031
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	6,785,000	[c]	6,832,909
Credit Suisse Group Funding Guernsey,
Sr. Unscd. Notes	3.45	4/16/21	4,315,000		4,431,781
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/21	4,420,000		4,482,525
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	5,470,000		5,726,302
Ford Motor Credit,
Sr. Unscd. Notes	3.81	1/9/24	4,270,000		4,342,406
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	2,293,000		2,317,177
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000		7,877,271
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		10,815,747
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,195,000		6,321,036
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000	[c]	8,032,941
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,305,097
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,510,000		6,971,982
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,618,914
Societe Generale,
Gtd. Notes	2.63	10/1/18	2,000,000		2,020,658
Societe Generale,
Sub. Notes	4.75	11/24/25	7,335,000	[b]	7,665,713
Sumitomo Mitsui Banking,
Gtd. Notes	1.76	10/19/18	4,725,000		4,718,517
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,684,770
					157,437,771
Foreign/Governmental - 1.6%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,680,106
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		6,863,663
					13,543,769

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 4.2%
Abbott Laboratories,
Sr. Unscd. Notes	2.35	11/22/19	3,925,000		3,951,345
Abbvie,
Sr. Unscd. Notes	2.85	5/14/23	4,235,000		4,234,102
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,732,518
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,091,196
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,086,909
Providence St Joseph Health Obligated
Group,
Unscd. Notes, Ser. H	2.75	10/1/26	4,095,000		3,955,590
Shire Acquisitions Investments Ireland,
Gtd. Notes	3.20	9/23/26	5,005,000		4,897,032
UnitedHealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,354,958
					35,303,650
Industrials - 3.5%
American Airlines, Ser. 2015-1, Cl. A,
Bonds	3.38	11/1/28	4,248,447		4,248,447
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,630,377
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	3,884,000	[a]	4,103,640
General Electric,
Sub. Notes	5.30	2/11/21	792,000		882,307
John Deere Capital,
Sr. Unscd. Notes	1.95	1/8/19	4,915,000		4,944,623
Snap-On,
Sr. Unscd. Notes	3.25	3/1/27	3,890,000		3,994,598
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,862,206
					29,666,198
Information Technology - 10.2%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		6,916,062
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,476,811
Apple,
Sr. Unscd. Notes	2.25	2/23/21	5,915,000		5,986,980
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,193,378
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,336,807
Dell International,
Sr. Scd. Notes	6.02	6/15/26	4,850,000	[b]	5,358,799
Ebay,
Sr. Unscd. Notes	2.15	6/5/20	3,855,000		3,856,234
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,677,236
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,308,983
Flex,
Gtd. Notes	4.75	6/15/25	4,265,000		4,582,802
Intel,
Sr. Unscd. Notes	2.45	7/29/20	7,930,000		8,079,845

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Information Technology - 10.2% (continued)
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000	6,734,055
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000	7,091,987
Qualcomm,
Sr. Unscd. Notes	1.85	5/20/19	5,340,000	5,351,000
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	2,710,000	2,706,748
				86,657,727
Materials - .5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000	4,313,766
Municipal Bonds - 5.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000	4,840,512
California Federally Taxable,
GO	2.37	4/1/22	2,850,000	2,870,378
Chicago,
GO	7.05	1/1/29	4,000,000	4,131,080
Florida Hurricane Catastrophe Fund Finance
Corporation,
Revenue Bonds	3.00	7/1/20	7,100,000	7,292,978
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	6,495,000	6,956,859
South Carolina Public Service Authority,
Revenue Obligations	2.39	12/1/23	3,380,000	3,186,326
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,305,000	4,580,821
University of California,
Revenue	3.06	7/1/25	8,540,000	8,647,946
				42,506,900
Real Estate - 1.5%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	3,473,000	3,555,286
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	3,290,000	3,381,617
UDR,
Gtd. Notes	2.95	9/1/26	3,620,000	3,440,756
Weingarten Realty Investors,
Sr. Unscd. Notes	3.25	8/15/26	2,135,000	2,063,232
				12,440,891
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000	7,454,097
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	4,460,000	4,859,661
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000	11,776,011
				24,089,769
U.S. Government Agencies - 1.0%
Federal Home Loan Bank,
Bonds	5.38	5/15/19	4,795,000	5,164,412

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 1.0% (continued)
Federal National Mortgage Association,
Notes	2.00	4/30/20	3,610,000	[d]	3,658,695
					8,823,107
U.S. Government Agencies/Mortgage-Backed - .4%
Government National Mortgage Association,
Ser. 2013-17, Cl. AB	2.30	1/16/49	3,525,956		3,418,467
U.S. Government Securities - 37.2%
U. S. Treasury Notes	1.25	5/31/19	4,000,000		3,997,420
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/20	4,185,021	[c,e]	4,222,536
U.S. Treasury Inflation Protected Securities,
Notes	0.63	7/15/21	11,779,604	[e]	12,191,890
U.S. Treasury Inflation Protected Securities,
Notes	0.13	1/15/22	9,990,473	[e]	10,073,594
U.S. Treasury Inflation Protected Securities,
Notes	0.38	1/15/27	13,079,880	[e]	13,068,998
U.S. Treasury Notes	1.88	8/31/17	20,610,000		20,652,292
U.S. Treasury Notes	0.63	9/30/17	32,515,000		32,470,552
U.S. Treasury Notes	0.75 10/31/17		41,775,000	[c]	41,713,006
U.S. Treasury Notes	2.63	1/31/18	39,010,000		39,387,578
U.S. Treasury Notes	1.00	5/31/18	15,000,000		14,968,650
U.S. Treasury Notes	1.13	1/31/19	20,900,000		20,857,949
U.S. Treasury Notes	0.88	5/15/19	23,000,000		22,819,864
U.S. Treasury Notes	0.75	8/15/19	15,115,000		14,932,849
U.S. Treasury Notes	2.00	11/30/20	5,955,000		6,045,254
U.S. Treasury Notes	1.13	2/28/21	9,680,000		9,512,304
U.S. Treasury Notes	1.13	6/30/21	5,000,000		4,895,800
U.S. Treasury Notes	1.88	1/31/22	10,250,000		10,312,863
U.S. Treasury Notes	1.88	2/28/22	7,200,000		7,245,281
U.S. Treasury Notes	1.75	9/30/22	8,980,000		8,945,625
U.S. Treasury Notes	1.38	8/31/23	4,000,000		3,866,252
U.S. Treasury Notes	2.25	11/15/24	7,750,000		7,845,364
U.S. Treasury Notes	1.63	5/15/26	5,665,000		5,407,311
					315,433,232
Utilities - 1.0%
NiSource Finance,
Gtd. Notes	3.49	5/15/27	3,600,000		3,656,592
Southern,
Sr. Unscd. Notes	1.55	7/1/18	4,990,000		4,977,894
					8,634,486
Total Bonds and Notes
(cost $831,534,421)					835,558,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $13,229,752)	13,229,752 [f]	13,229,752
Total Investments (cost $844,764,173)	100.2%	848,787,860
Liabilities, Less Cash and Receivables	(0.2%)	(1,700,778)
Net Assets	100.0%	847,087,082

GO—General Obligation

a	Variable rate security—rate shown is the interest rate in effect at period end.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $17,700,602 or 2.09% of net assets.

c

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $52,960,665 and the value of the collateral held by the fund was $54,086,023, consisting of U.S. Government & Agency securities.

d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	53.4
U.S. Government Securities	37.2
Municipal Bonds	5.0
Foreign/Governmental	1.6
Money Market Investment	1.6
U.S. Government Agencies/Mortgage-Backed	1.4
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	451,832,633	-	451,832,633
Foreign Government	-	13,543,769	-	13,543,769
Municipal Bonds†	-	42,506,900	-	42,506,900
Registered Investment Company	13,229,752	-	-	13,229,752
U.S. Government
Agencies/Mortgage-Backed	-	12,241,574	-	12,241,574
U.S. Treasury	-	315,433,232	-	315,433,232

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $4,023,687, consisting of $10,796,095 gross unrealized appreciation and $6,772,408 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2017 (Unaudited)

Common Stocks - 97.9%	Shares		Value ($)
Automobiles & Components - 4.4%
Bridgestone, ADR	14,448		304,708
Daimler	6,357		462,154
Denso, ADR	17,138		365,725
Ferrari	2,939		254,870
Fiat Chrysler Automobiles	13,195	[a]	139,471
Honda Motor, ADR	13,948		389,568
Nissan Motor, ADR	8,962		171,667
Sumitomo Electric Industries, ADR	16,020		254,313
Toyota Motor, ADR	7,048		757,942
Volkswagen, ADR	7,750		243,505
			3,343,923
Banks - 12.4%
Australia & New Zealand Banking Group, ADR	22,898		474,447
Banco Bilbao Vizcaya Argentaria, ADR	52,559		432,035
Banco Santander, ADR	106,669		697,615
Barclays, ADR	22,240		239,525
BNP Paribas, ADR	14,661		518,120
Commerzbank, ADR	22,392	[a]	236,236
Commonwealth Bank of Australia, ADR	3,423	[b]	608,906
Credit Agricole, ADR	35,091		268,271
Danske Bank, ADR	22,808		427,422
Erste Group Bank, ADR	12,283		224,166
Hachijuni Bank, ADR	2,799		161,230
Hang Seng Bank, ADR	12,669		266,049
HSBC Holdings, ADR	21,528		936,253
ING Groep, ADR	30,369		512,629
Intesa Sanpaolo, ADR	16,734		289,665
Lloyds Banking Group, ADR	90,723		335,675
Mitsubishi UFJ Financial Group, ADR	72,092		448,412
Mizuho Financial Group, ADR	63,000		220,500
National Australia Bank, ADR	43,206		480,667
Shinsei Bank, ADR	35,546		116,946
Societe Generale, ADR	29,295		311,699
Sumitomo Mitsui Financial Group, ADR	35,296		252,719
Sumitomo Mitsui Trust Holdings, ADR	31,240		104,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares	Value ($)
Banks - 12.4% (continued)
United Overseas Bank, ADR	8,700	290,145
Westpac Banking, ADR	23,815	540,839
		9,394,825
Capital Goods - 10.2%
ABB, ADR	21,572	542,104
Airbus, ADR	22,772	467,965
Asahi Glass, ADR	24,076	195,979
Atlas Copco, Cl. A, ADR	8,647	320,717
Atlas Copco, Cl. B, ADR	5,620	185,488
BAE Systems, ADR	7,289	253,438
CK Hutchison Holdings, ADR	14,471	187,834
FANUC, ADR	16,000	315,120
ITOCHU, ADR	5,705	162,136
Kajima, ADR	3,417	262,953
Kawasaki Heavy Industries, ADR	11,754	134,231
Keppel, ADR	13,187	122,046
Komatsu, ADR	9,788	240,687
Kubota, ADR	3,271	259,586
Marubeni, ADR	1,423	87,600
Metso, ADR	30,248	253,781
Mitsubishi Electric, ADR	9,575	265,419
Mitsubishi, ADR	5,957	238,876
Mitsui & Co., ADR	811	219,002
Nidec, ADR	11,562	287,732
NSK, ADR	7,210	172,896
Rolls-Royce Holdings, ADR	18,030	205,272
Sandvik, ADR	23,276	365,899
Siemens, ADR	11,472	820,420
SKF, ADR	10,990	225,185
Sumitomo, ADR	17,536	224,987
Teijin, ADR	8,848	165,543
TOTO, ADR	5,445	207,785
Volvo AB, Cl. B, ADR	19,952	325,218
		7,715,899
Commercial & Professional Services - 2.6%
Dai Nippon Printing, ADR	22,828	254,760
Experian, ADR	11,973	251,074
RELX, ADR	16,624	360,408
Secom, ADR	20,620	377,140
Toppan Printing, ADR	30,905	345,209

Common Stocks - 97.9% (continued)	Shares		Value ($)
Commercial & Professional Services - 2.6% (continued)
Wolters Kluwer, ADR	8,172		359,241
			1,947,832
Consumer Durables & Apparel - 3.8%
adidas, ADR	4,525		434,174
Casio Computer, ADR	1,290		201,833
Cie Financiere Richemont, ADR	40,900		341,454
Electrolux, Cl. B, ADR	3,367		216,835
LVMH Moet Hennessy Louis Vuitton, ADR	11,669		597,219
Panasonic, ADR	21,520		278,254
Pandora A/S	10,600		250,902
Sega Sammy Holdings, ADR	44,384		138,922
Sony, ADR	10,522		385,316
			2,844,909
Consumer Services - 1.5%
Compass Group, ADR	20,625		449,419
InterContinental Hotels Group, ADR	4,728		267,321
Sodexo, ADR	14,960		408,408
			1,125,148
Diversified Financials - 2.2%
Credit Suisse Group, ADR	17,222	[a]	243,519
Daiwa Securities Group, ADR	42,790		258,452
Deutsche Bank	10,806		188,889
Nomura Holdings, ADR	42,857		256,713
ORIX, ADR	3,179		251,046
UBS Group	27,651	[a]	439,374
			1,637,993
Energy - 4.6%
BP, ADR	17,666		638,626
Eni, ADR	11,575		368,779
Repsol, ADR	15,992		267,546
Royal Dutch Shell, Cl. A, ADR	9,928		540,182
Royal Dutch Shell, Cl. B, ADR	8,593		483,012
Statoil, ADR	10,155		176,799
Total, ADR	14,372		751,656
Woodside Petroleum, ADR	10,215		241,891
			3,468,491
Food & Staples Retailing - .9%
Aeon, ADR	11,968		180,118
J Sainsbury, ADR	1,318		19,309
Koninklijke Ahold, ADR	15,426		341,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Food & Staples Retailing - .9% (continued)
Tesco, ADR	21,655	[a]	153,967
			695,080
Food, Beverage & Tobacco - 7.4%
Ajinomoto, ADR	10,230		219,336
Anheuser-Busch InBev, ADR	4,685		547,911
British American Tobacco, ADR	10,408		750,625
Coca-Cola Amatil, ADR	19,462		135,261
Coca-Cola HBC, ADR	5,662	[a]	162,160
Danone, ADR	29,659		441,771
Diageo, ADR	3,298		402,092
Heineken, ADR	7,309		360,085
Imperial Brands, ADR	5,274		250,990
Japan Tobacco, ADR	14,000		262,990
Kirin Holdings, ADR	9,382		197,773
Nestle, ADR	17,855		1,520,532
Orkla, ADR	17,707		178,309
Yamazaki Baking, ADR	1,023		212,306
			5,642,141
Health Care Equipment & Services - 1.8%
Essilor International, ADR	7,284		485,916
Fresenius Medical Care & Co., ADR	7,800		372,216
Olympus, ADR	6,140		224,970
Smith & Nephew, ADR	8,103		285,307
			1,368,409
Household & Personal Products - 3.5%
Henkel AG & Co., ADR	2,322		327,054
Kao, ADR	4,988		314,967
L'Oreal, ADR	9,964		426,459
Reckitt Benckiser Group, ADR	14,141		294,359
Svenska Cellulosa, ADR	8,419		295,465
Unilever (NY Shares)	10,103		573,648
Unilever, ADR	7,838		435,950
			2,667,902
Insurance - 5.4%
Aegon (NY Shares)	24,627		121,904
Ageas, ADR	6,836		277,542
AIA Group, ADR	26,000		737,880
Allianz, ADR	37,220		716,485
AXA, ADR	14,800		397,380
Legal & General Group, ADR	18,467		306,423

Common Stocks - 97.9% (continued)	Shares		Value ($)
Insurance - 5.4% (continued)
MS&AD Insurance Group Holdings, ADR	17,902		314,717
Prudential, ADR	10,632		478,759
Tokio Marine Holdings, ADR	8,055		342,096
Zurich Insurance Group, ADR	14,447		424,164
			4,117,350
Materials - 6.8%
Air Liquide, ADR	16,867		412,229
Akzo Nobel, ADR	11,115		309,997
Alumina, ADR	33,720		192,035
Amcor, ADR	5,596		255,471
Anglo American, ADR	12,623	[a]	83,627
ArcelorMittal	6,451	[a]	140,890
Asahi Kasei, ADR	10,985		211,461
BASF, ADR	7,596		717,442
BHP Billiton, ADR	9,104		319,459
BHP Billiton, ADR	3,045		92,263
Boral, ADR	7,621		155,240
Glencore, ADR	38,136	[a]	279,155
James Hardie Industries, ADR	16,620		243,151
Johnson Matthey, ADR	1,892		152,020
Kobe Steel, ADR	5,450		24,743
Nippon Steel & Sumitomo Metal, ADR	8,082		171,823
Nitto Denko, ADR	5,620		226,233
Norsk Hydro, ADR	20,133		109,020
OJI Holdings, ADR	3,200		157,128
Rio Tinto, ADR	6,824		275,075
South32, ADR	13,639		133,799
Toray Industries, ADR	15,040		251,770
UPM-Kymmene, ADR	8,622		242,623
			5,156,654
Media - 1.2%
Pearson, ADR	9,333		84,464
Publicis Groupe, ADR	14,114		269,436
Sky, ADR	3,357		172,684
WPP, ADR	3,596		405,377
			931,961
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
AstraZeneca, ADR	16,886		580,709
Bayer, ADR	5,680		754,020
CSL, ADR	4,500		217,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.4% (continued)
Eisai, ADR	4,123	216,973
GlaxoSmithKline, ADR	16,440	727,141
Novartis, ADR	15,237	1,245,929
Novo Nordisk, ADR	15,475	655,676
Roche Holding, ADR	40,282	1,384,895
Sanofi, ADR	16,289	807,771
Shire, ADR	1,985	342,849
Teva Pharmaceutical Industries, ADR	7,100	197,806
		7,130,849
Real Estate - 3.5%
British Land, ADR	9,094	75,116
CapitaLand, ADR	56,796	286,820
City Developments, ADR	32,591	247,692
Daiwa House Industry, ADR	7,610	248,352
Hysan Development, ADR	23,301	217,864
LendLease Group, ADR	21,216	259,153
Mitsubishi Estate, ADR	18,000	337,050
Sino Land, ADR	21,641	184,814
Sun Hung Kai Properties, ADR	18,037	268,571
Swire Pacific, Cl. A, ADR	18,906	186,791
Westfield, ADR	24,214	305,217
		2,617,440
Retailing - .8%
Hennes & Mauritz, ADR	53,006	261,850
Kingfisher, ADR	20,001	171,009
Marui Group, ADR	5,401	157,223
		590,082
Semiconductors & Semiconductor Equipment - .3%
ASML Holding	1,900	250,781
Software & Services - 2.9%
Computershare, ADR	18,742	199,227
Dassault Systemes, ADR	3,770	348,951
Fujitsu, ADR	5,602	204,607
NICE Systems, ADR	2,700	210,357
Sage Group, ADR	8,164	303,744
SAP, ADR	8,462	910,173
		2,177,059
Technology Hardware & Equipment - 2.8%
Canon, ADR	8,097	281,938
Ericsson, ADR	23,804	172,341

Common Stocks - 97.9% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 2.8% (continued)
FUJIFILM Holdings, ADR	7,819		285,276
Hitachi, ADR	4,435		268,539
Kyocera, ADR	5,424		313,453
Nokia, ADR	45,630		288,382
Omron, ADR	4,660		195,347
Ricoh, ADR	15,155		126,393
TDK, ADR	3,571		214,938
			2,146,607
Telecommunication Services - 4.6%
BT Group, ADR	10,368		207,049
Deutsche Telekom, ADR	25,034		481,654
KDDI, ADR	22,000		305,140
Nippon Telegraph & Telephone, ADR	4,682		225,579
Orange, ADR	15,952		279,798
Singapore Telecommunications, ADR	1,960		53,214
SoftBank Group, ADR	11,000		446,270
Swisscom, ADR	4,736		227,707
Telecom Italia, ADR	16,796	[a]	158,890
Telefonica, ADR	30,412		341,223
Telenor, ADR	7,588		124,519
Telstra, ADR	15,248		249,152
Vodafone Group, ADR	13,664		413,473
			3,513,668
Transportation - 1.4%
ANA Holdings, ADR	31,722		204,924
Deutsche Lufthansa, ADR	3,566		69,198
International Consolidated Airlines Group, ADR	5,755		89,663
MTR, ADR	6,662		379,534
Nippon Yusen, ADR	34,373	[a]	123,193
Ryanair Holdings, ADR	1,745	[a]	186,261
			1,052,773
Utilities - 3.5%
Centrica, ADR	10,470		109,726
CLP Holdings, ADR	18,613		203,998
E.ON, ADR	16,644		145,652
EDP - Energias de Portugal, ADR	3,830		140,446
Enel, ADR	60,207		320,301
Engie, ADR	7,886		120,735
Hong Kong & China Gas, ADR	92,782		201,801
Iberdrola, ADR	16,048		512,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Utilities - 3.5% (continued)
National Grid, ADR	4,440		304,163
RWE, ADR	4,530	[a]	91,891
SSE, ADR	7,960		156,732
United Utilities Group, ADR	5,547		150,213
Veolia Environnement, ADR	10,027		220,795
			2,679,187
Total Common Stocks (cost $91,326,464)			74,216,963
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.75%, 6/15/17
(cost $54,984)	55,000	[c]	54,984
Other Investment - 1.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,128,572)	1,128,572	[d]	1,128,572
Total Investments (cost $92,510,020)	99.5%		75,400,519
Cash and Receivables (Net)	.5%		379,391
Net Assets	100.0%		75,779,910

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $608,906 or .8% of net assets.

[c]	Held by or on behalf of a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.4
Capital Goods	10.2
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Food, Beverage & Tobacco	7.4
Materials	6.8
Insurance	5.4
Telecommunication Services	4.6
Energy	4.6
Automobiles & Components	4.4
Consumer Durables & Apparel	3.8
Utilities	3.5
Household & Personal Products	3.5
Real Estate	3.5
Software & Services	2.9
Technology Hardware & Equipment	2.8
Commercial & Professional Services	2.6
Diversified Financials	2.2
Health Care Equipment & Services	1.8
Short-Term/Money Market Investments	1.6
Consumer Services	1.5
Transportation	1.4
Media	1.2
Food & Staples Retailing	.9
Retailing	.8
Semiconductors & Semiconductor Equipment	.3
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Appreciation Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
MSCI EAFE Index	13	1,225,835	June 2017	30,420
Gross Unrealized Appreciation				30,420

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	74,216,963	-	-	74,216,963
Registered Investment
Company	1,128,572	-	-	1,128,572
U.S. Treasury	-	54,984	-	54,984
Other Financial
Instruments:
Futures††	30,420	-	-	30,420

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for

NOTES

the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2017, accumulated net unrealized depreciation on investments was $17,109,501, consisting of 13,206,452 gross unrealized appreciation and $30,315,953 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2017 (Unaudited)

Common Stocks - 96.0%	Shares	Value ($)
Australia - 7.0%
Australia & New Zealand Banking Group	323,225	6,727,249
Bank of Queensland	330,000	2,736,514
Commonwealth Bank of Australia	89,240	5,281,592
National Australia Bank	185,400	4,149,389
Telstra	506,634	1,656,405
Westpac Banking	146,467	3,319,396
		23,870,545
Canada - 5.1%
BCE	42,800	1,939,363
CI Financial	68,800	1,367,495
Inter Pipeline	137,500	2,722,823
National Bank of Canada	93,000	3,668,090
Royal Bank of Canada	28,600	1,976,816
Shaw Communications, Cl. B	78,800	1,683,509
Toronto-Dominion Bank	68,600	3,270,415
TransCanada	20,100	933,095
		17,561,606
China - 8.3%
Bank of China, Cl. H	5,382,500	2,693,823
Chongqing Changan Automobile, Cl. B	3,732,886	4,934,036
CNOOC	1,957,400	2,235,579
Guangzhou R&F Properties, Cl. H	6,500,000	10,510,038
Industrial & Commercial Bank of China, Cl. H	4,942,000	3,304,158
Jiangsu Expressway, Cl. H	1,111,300	1,614,352
Zhejiang Expressway, Cl. H	2,802,700	3,287,329
		28,579,315
Czech Republic - 2.3%
CEZ	351,500	6,683,108
Komercni banka	30,800	1,227,142
		7,910,250
Finland - 1.6%
Fortum	337,400	5,374,507
France - 3.1%
Electricite de France	200,000	2,155,046
Renault	51,750	4,830,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.0% (continued)	Shares		Value ($)
France - 3.1% (continued)
TOTAL	66,254		3,518,155
			10,503,526
Germany - 3.7%
Deutsche Post	30,000		1,095,777
HUGO BOSS	25,200		1,897,523
Muenchener Rueckversicherungs	18,523		3,656,991
ProSiebenSat.1 Media	139,367		5,917,136
			12,567,427
Hong Kong - .2%
WH Group	790,000	[a]	740,066
Israel - 1.6%
Bezeq The Israeli Telecommunication Corporation	3,221,229		5,588,886
Italy - 3.1%
Eni	38,005		601,546
Intesa Sanpaolo	3,010,000		8,615,554
Snam	278,140		1,275,421
			10,492,521
Japan - 12.8%
Aozora Bank	646,000		2,374,014
Asahi Glass	118,000		963,178
Bridgestone	42,000		1,764,190
Daito Trust Construction	51,900		8,186,844
Honda Motor	68,000		1,913,824
ITOCHU	442,200		6,280,637
JFE Holdings	57,300		955,345
Marubeni	548,800		3,389,428
Nippon Steel & Sumitomo Metal	25,200		536,197
NTT DOCOMO	58,600		1,437,618
SBI Holdings	90,000		1,165,327
Sumitomo	706,300		9,008,115
Takeda Pharmaceutical	112,400		5,792,025
			43,766,742
Luxembourg - .6%
RTL Group	27,200		2,127,411
Macau - 2.5%
Sands China	1,873,500		8,643,169
Malaysia - .7%
British American Tobacco Malaysia	216,600		2,257,093
New Zealand - 2.8%
Auckland International Airport	738,100		3,655,384

Common Stocks - 96.0% (continued)	Shares		Value ($)
New Zealand - 2.8% (continued)
Spark New Zealand	2,195,200		5,847,936
			9,503,320
Norway - 2.7%
Marine Harvest	533,000	[b]	9,336,158
Qatar - .0%
Commercial Bank QSC	12,314	[b]	105,176
Russia - 2.8%
MMC Norilsk Nickel	13,400		1,866,834
Severstal	600,000		7,812,059
			9,678,893
South Africa - 1.0%
Fortress Income Fund, Cl. A	577,700		747,508
MMI Holdings	1,079,801		1,804,746
MTN Group	100,000		895,921
			3,448,175
South Korea - .1%
Korea Electric Power	8,200		312,737
Spain - 3.3%
Banco Santander	690,700		4,485,488
Telefonica	606,100		6,750,104
			11,235,592
Sweden - .8%
Investor, Cl. B	32,004		1,479,532
Skanska, Cl. B	50,500		1,202,160
			2,681,692
Switzerland - 6.0%
Novartis	79,436		6,503,820
Roche Holding	10,971		3,010,781
STMicroelectronics	419,573		6,921,477
Zurich Insurance Group	13,785		4,052,026
			20,488,104
Taiwan - 5.4%
Asustek Computer	236,000		2,236,112
Casetek Holdings	645,000		1,929,918
Chicony Electronics	392,231		1,018,426
Compal Electronics	1,093,900		730,988
MediaTek	216,000		1,651,651
Novatek Microelectronics	660,000		2,622,095
Siliconware Precision Industries	2,798,000		4,725,503
Taiwan Semiconductor Manufacturing	420,000		2,834,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.0% (continued)	Shares	Value ($)
Taiwan - 5.4% (continued)
Transcend Information	264,400	905,389
		18,654,618
Turkey - 2.6%
Petkim Petrokimya Holding	5,790,000	9,075,852
United Arab Emirates - 1.0%
Dubai Islamic Bank	2,208,000	3,492,644
United Kingdom - 14.7%
AstraZeneca	56,940	3,839,872
BP	1,624,051	9,765,691
British American Tobacco	130,712	9,313,354
GlaxoSmithKline	181,124	3,975,426
HSBC Holdings	238,773	2,078,454
Imperial Brands	82,355	3,850,725
Legal & General Group	959,709	3,113,586
Persimmon	41,800	1,322,188
Royal Dutch Shell, Cl. A	347,945	9,414,460
SSE	161,452	3,130,729
Vodafone Group	174,795	521,369
		50,325,854
United States - .2%
iShares MSCI EAFE ETF	10,000	660,600
Total Common Stocks (cost $297,308,598)		328,982,479
Preferred Stocks - 1.2%
South Korea - 1.2%
Hyundai Motor
(cost $3,628,051)	40,900	3,872,276
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $6,554,869)	6,554,869 [c]	6,554,869
Total Investments (cost $307,491,518)	99.1%	339,409,624
Cash and Receivables (Net)	.9%	3,242,046
Net Assets	100.0%	342,651,670

ETF—Exchange-Traded Fund

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $740,066 or .22% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	21.9
Consumer Discretionary	16.3
Energy	8.5
Telecommunications	7.7
Consumer Staples	7.5
Information Technology	7.2
Health Care	6.8
Materials	5.9
Real Estate	5.7
Utilities	5.5
Industrials	4.0
Money Market Investment	1.9
Exchange-Traded Funds	.2
99.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3-
	Level 1-	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	328,321,879	-	-	328,321,879
Equity Securities - Foreign
Preferred Stocks†	3,872,276	-	-	3,872,276
Exchange-Traded Funds	660,600	-	-	660,600
Registered Investment Company	6,554,869	-	-	6,554,869
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(1,006)	-	(1,006)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $31,918,106, consisting of $39,267,827 gross unrealized appreciation and $7,349,721 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.1%	Shares	Value ($)
Australia - 5.1%
Australia & New Zealand Banking Group	465,796	9,694,565
BHP Billiton	420,626	7,469,878
Macquarie Group	247,444	16,483,396
Woodside Petroleum	426,779	10,195,382
Woolworths	470,117	9,099,827
		52,943,048
Belgium - .4%
bpost	179,617	4,369,411
Brazil - 1.1%
Aperam	242,047	11,602,181
Finland - .8%
UPM-Kymmene	296,033	8,347,014
France - 11.8%
Arkema	98,628	10,306,088
Atos	76,816	11,019,449
BNP Paribas	319,453	22,543,544
Carrefour	415,082	10,838,788
Cie de St-Gobain	141,196	7,894,978
Cie Generale des Etablissements Michelin	72,013	9,060,376
Orange	1,143,800	20,095,746
Renault	123,572	11,534,164
Thales	44,816	4,949,852
Vinci	159,679	13,942,921
		122,185,906
Germany - 8.7%
Allianz	99,983	19,194,885
Continental	36,097	8,028,854
Deutsche Post	130,194	4,755,454
E.ON	2,396,790	20,968,782
Evonik Industries	276,528	9,522,648
Fresenius & Co.	231,647	19,831,517
Infineon Technologies	385,939	8,536,536
		90,838,676
Hong Kong - 2.7%
AIA Group	2,760,800	19,574,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Hong Kong - 2.7% (continued)
Sun Hung Kai Properties	584,000		8,640,971
			28,215,334
Ireland - .4%
CRH	119,223		4,293,121
Italy - 4.1%
Enel	2,295,634		12,269,995
Fiat Chrysler Automobiles	518,220	[a]	5,440,149
Leonardo	846,125		14,903,829
Moncler	190,369		4,636,313
Prysmian	182,150		5,068,418
			42,318,704
Japan - 24.4%
Aisin Seiki	282,000		13,902,664
Alps Electric	367,600		10,322,673
Astellas Pharma	872,600		11,018,791
Chubu Electric Power	599,300		8,135,869
Daiwa Securities Group	947,000		5,758,957
Japan Airlines	250,500		7,339,706
JTEKT	309,800		4,651,895
Kandenko	434,000		4,428,172
KDDI	470,900		13,036,383
MINEBEA MITSUMI	538,100		8,779,654
Mitsubishi Electric	749,300		10,331,206
Nintendo	57,300		17,409,887
Panasonic	1,228,500		15,756,968
Park24	147,700		4,120,930
Seiko Epson	748,300		15,695,719
Seven & i Holdings	359,000		15,261,147
Shionogi & Co.	152,000		8,123,594
Showa Shell Sekiyu	942,000		8,641,734
Sony	565,900		20,612,556
Sumitomo Mitsui Financial Group	592,300		21,253,275
Suzuki Motor	352,900		16,617,368
Tosoh	503,000		4,273,797
Zeon Corp	808,000		8,251,449
			253,724,394
Netherlands - 5.1%
ABN AMRO Group	748,484	[b]	19,300,880
Heineken	156,020		15,365,566

Common Stocks - 98.1% (continued)	Shares		Value ($)
Netherlands - 5.1% (continued)
NN Group	495,229		17,802,186
			52,468,632
Norway - .9%
Telenor	542,467		8,956,262
Portugal - 1.3%
Galp Energia	864,629		13,335,755
Singapore - .6%
Ascendas Real Estate Investment Trust	3,545,400		6,713,365
Spain - 4.3%
Actividades de Construccion y Servicios	325,876		13,019,445
Banco Santander	3,734,155		24,250,048
Gamesa Corp Tecnologica	314,028		7,122,328
			44,391,821
Sweden - .5%
Volvo, Cl. B	303,529		4,962,546
Switzerland - 9.8%
ABB	384,745		9,664,804
Adecco Group	171,216		12,763,198
Julius Baer Group	294,340	[a]	15,240,464
Lonza Group	55,351	[a]	11,463,952
Novartis	280,243		22,944,887
Roche Holding	92,572		25,404,613
Swiss Life Holding	13,797	[a]	4,602,561
			102,084,479
United Kingdom - 15.6%
Anglo American	417,551	[a]	5,549,378
Diageo	670,909		20,115,254
Imperial Brands	397,020		18,563,714
Prudential	866,949		19,391,384
Royal Dutch Shell, Cl. B	497,065		13,727,840
Shire	260,221		14,992,053
Smiths Group	265,950		5,492,866
Standard Chartered	1,744,118		16,447,244
Unilever	344,966		19,252,190
Wolseley	109,774		7,227,464
WPP	934,879		21,007,163
			161,766,550
United States - .5%
iShares MSCI EAFE ETF	81,633		5,392,676
Total Common Stocks (cost $943,470,665)			1,018,909,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $8,584,846)	8,584,846 [c]	8,584,846
Total Investments (cost $952,055,511)	99.0%	1,027,494,721
Cash and Receivables (Net)	1.0%	10,886,754
Net Assets	100.0%	1,038,381,475

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, this security was valued at $19,300,880 or 1.86% of net assets.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.3
Industrials	15.0
Consumer Discretionary	12.2
Health Care	11.0
Consumer Staples	10.4
Materials	6.7
Information Technology	6.1
Energy	4.4
Telecommunications	4.0
Utilities	4.0
Real Estate	1.5
Money Market Investment	.9
Exchange-Traded Funds	.5
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	1,013,517,199	-	-	1,013,517,199
Exchange-Traded Funds	5,392,676	-	-	5,392,676
Registered Investment Company	8,584,846	-	-	8,584,846

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $75,439,210, consisting of $105,117,977 gross unrealized appreciation and $29,678,767 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2017 (Unaudited)

Common Stocks - 47.9%	Shares	Value ($)
Capital Goods - 4.9%
3M	3,635	743,248
Donaldson	1,444	69,254
Eaton	10,305	797,401
Emerson Electric	1,600	94,592
Fastenal	2,595	112,026
Flowserve	2,125	103,063
Honeywell International	5,277	701,788
Illinois Tool Works	4,993	705,111
Toro	1,750	119,857
		3,446,340
Consumer Durables & Apparel - .2%
NIKE, Cl. B	2,496	132,263
Consumer Services - 1.5%
McDonald's	982	148,174
Starbucks	2,757	175,373
Yum! Brands	9,790	711,146
		1,034,693
Diversified Financials - 3.8%
Charles Schwab	22,240	861,800
Intercontinental Exchange	15,820	952,206
Invesco	25,868	820,016
		2,634,022
Energy - 3.4%
EOG Resources	1,711	154,520
Halliburton	805	36,378
Nabors Industries	63,600	559,680
Occidental Petroleum	2,251	132,651
Pioneer Natural Resources	395	65,910
Schlumberger	1,526	106,194
Tesoro	7,390	615,144
Valero Energy	10,955	673,404
		2,343,881
Food & Staples Retailing - 1.3%
Costco Wholesale	4,915	886,813

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 47.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.3%
Constellation Brands, Cl. A	3,920		716,380
Philip Morris International	7,324		877,415
			1,593,795
Health Care Equipment & Services - 3.8%
Abbott Laboratories	21,390		976,667
Cerner	2,480	[a]	162,068
Edwards Lifesciences	727	[a]	83,656
Henry Schein	807	[a]	148,464
Intuitive Surgical	179	[a]	163,728
ResMed	1,435		102,029
Stryker	1,007		143,961
UnitedHealth Group	4,400		770,792
Varian Medical Systems	1,241	[a]	122,884
			2,674,249
Household & Personal Products - .5%
Colgate-Palmolive	1,746		133,325
Estee Lauder, Cl. A	2,055		193,458
			326,783
Insurance - 1.2%
Hartford Financial Services Group	17,180		848,520
Materials - 2.1%
Dow Chemical	12,510		775,120
Ecolab	1,040		138,154
FMC	2,045		154,132
International Flavors & Fragrances	805		111,001
Monsanto	1,179		138,438
Praxair	1,058		139,963
			1,456,808
Media - 2.7%
Comcast, Cl. A	26,000		1,083,940
Twenty-First Century Fox, Cl. A	23,790		645,185
Walt Disney	1,563		168,710
			1,897,835
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Agilent Technologies	14,070		848,984
Allergan	3,566		797,892
Biogen	510	[a]	126,363
Celgene	964	[a]	110,291
Gilead Sciences	1,115		72,352
Johnson & Johnson	1,175		150,694

Common Stocks - 47.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.2% (continued)
Mettler-Toledo International	237	[a]	138,126
			2,244,702
Retailing - 1.9%
Amazon.com	978	[a]	972,738
O'Reilly Automotive	266	[a]	64,393
The TJX Companies	2,661		200,134
Tractor Supply	1,804		99,491
			1,336,756
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom	4,509		1,079,815
Micron Technology	41,430	[a]	1,274,801
NVIDIA	9,580		1,382,873
			3,737,489
Software & Services - 8.6%
Adobe Systems	8,977	[a]	1,273,477
Alphabet, Cl. A	1,359	[a]	1,341,455
Alphabet, Cl. C	140	[a]	135,080
Automatic Data Processing	1,495		153,043
Cognizant Technology Solutions, Cl. A	1,990		133,151
Electronic Arts	9,970	[a]	1,129,900
Jack Henry & Associates	1,555		165,157
Manhattan Associates	1,515	[a]	70,963
Mastercard, Cl. A	1,988		244,285
Microsoft	2,619		182,911
Oracle	2,871		130,315
Paychex	2,606		154,353
Visa, Cl. A	9,405		895,638
			6,009,728
Technology Hardware & Equipment - 1.0%
Amphenol, Cl. A	3,043		227,008
Cisco Systems	4,558		143,714
IPG Photonics	1,510	[a]	209,950
TE Connectivity	1,290		101,717
			682,389
Transportation - .2%
Expeditors International of Washington	2,560		136,653
Total Common Stocks (cost $23,198,879)			33,423,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 51.6%	Shares		Value ($)
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	874,574	[b]	7,976,117
Dreyfus Institutional Preferred Government Plus Money Market Fund	532,097	[c]	532,097
Dreyfus Research Growth Fund, Cl. Y	941,514	[b]	14,292,176
Dreyfus Strategic Value Fund, Cl. Y	335,663	[b]	13,174,781
Total Other Investment (cost $30,465,197)			35,975,171
Total Investments (cost $53,664,076)	99.5%		69,398,890
Cash and Receivables (Net)	.5%		329,410
Net Assets	100.0%		69,728,300

a Non-income producing security.
b Investment in affiliated mutual fund.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	50.8
Software & Services	8.6
Semiconductors & Semiconductor Equipment	5.3
Capital Goods	4.9
Health Care Equipment & Services	3.8
Diversified Financials	3.8
Energy	3.4
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Media	2.7
Food, Beverage & Tobacco	2.3
Materials	2.1
Retailing	1.9
Consumer Services	1.5
Food & Staples Retailing	1.3
Insurance	1.2
Technology Hardware & Equipment	1.0
Money Market Investment	.8
Household & Personal Products	.5
Transportation	.2
Consumer Durables & Apparel	.2
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	32,342,904	-	-	32,342,904
Equity Securities—
Foreign Common
Stocks†	1,079,815	-	-	1,079,815
Registered Investment
Company	35,975,171	-	-	35,975,171

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $15,734,814, consisting of $16,267,412 gross unrealized appreciation and $532,598 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2017 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - .8%
Lear	15,140		2,256,466
Banks - 5.4%
Bank of America	259,405		5,813,266
JPMorgan Chase & Co.	81,084		6,661,051
Wells Fargo & Co.	63,439		3,244,270
			15,718,587
Capital Goods - 7.3%
3M	11,153		2,280,454
Boeing	22,745		4,267,644
General Electric	192,624		5,274,045
HD Supply Holdings	34,485	[a]	1,391,470
Illinois Tool Works	7,592		1,072,142
Ingersoll-Rand	29,240		2,619,904
Lennox International	4,085		723,453
Oshkosh	27,090		1,709,921
Spirit AeroSystems Holdings, Cl. A	37,132		2,023,323
			21,362,356
Consumer Durables & Apparel - .3%
Brunswick	8,935		493,748
D.R. Horton	13,250		433,142
			926,890
Consumer Services - 2.0%
Carnival	42,985		2,754,049
Darden Restaurants	33,546		2,983,246
			5,737,295
Diversified Financials - 6.3%
Affiliated Managers Group	2,696		414,780
American Express	42,781		3,291,570
Ameriprise Financial	22,440		2,710,528
Berkshire Hathaway, Cl. B	8,785	[a]	1,451,985
Discover Financial Services	40,445		2,374,121
Eaton Vance	47,455		2,209,979
S&P Global	20,265		2,894,045
State Street	34,020		2,771,269

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Diversified Financials - 6.3% (continued)
Synchrony Financial	13,950		374,558
			18,492,835
Energy - 6.8%
Chevron	45,820		4,741,454
Cimarex Energy	16,205		1,743,010
Devon Energy	20,245		687,925
Exxon Mobil	85,697		6,898,608
Newfield Exploration	13,385	[a]	434,745
ONEOK	45,255		2,248,268
Phillips 66	6,720		511,459
Valero Energy	41,422		2,546,210
			19,811,679
Food & Staples Retailing - 3.0%
CVS Health	29,235		2,246,125
Walgreens Boots Alliance	29,430		2,384,419
Wal-Mart Stores	52,693		4,141,670
			8,772,214
Food, Beverage & Tobacco - 2.9%
Altria Group	6,687		504,467
Campbell Soup	8,980		517,697
Conagra Brands	65,370		2,519,360
PepsiCo	41,555		4,856,533
			8,398,057
Health Care Equipment & Services - 4.4%
Baxter International	51,835		3,074,334
Cigna	10,161		1,638,258
Danaher	35,955		3,054,018
Express Scripts Holding	33,840	[a]	2,021,940
UnitedHealth Group	16,845		2,950,907
			12,739,457
Household & Personal Products - 2.3%
Church & Dwight	11,380		587,891
Kimberly-Clark	21,810		2,829,411
Procter & Gamble	11,504		1,013,387
Spectrum Brands Holdings	16,095		2,163,973
			6,594,662
Insurance - 3.6%
Aon	22,315		2,921,257
Everest Re Group	5,390		1,372,563
Marsh & McLennan Cos.	38,505		2,986,448

Common Stocks - 99.7% (continued)	Shares		Value ($)
Insurance - 3.6% (continued)
Prudential Financial	3,891		407,971
Travelers	23,411		2,922,863
			10,611,102
Materials - 2.4%
Air Products & Chemicals	16,710		2,407,243
Celanese, Ser. A	29,365		2,541,541
Crown Holdings	9,270	[a]	535,250
Eagle Materials	4,550		429,065
Nucor	11,385		661,468
Owens-Illinois	22,915	[a]	517,192
			7,091,759
Media - 3.4%
Omnicom Group	4,530		379,252
Sirius XM Holdings	361,560		1,898,190
Time Warner	31,851		3,168,856
Walt Disney	40,499		4,371,462
			9,817,760
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
AbbVie	15,580		1,028,592
Agilent Technologies	36,190		2,183,705
Amgen	24,844		3,856,783
Biogen	1,560	[a]	386,521
Celgene	28,645	[a]	3,277,274
Gilead Sciences	41,357		2,683,656
Johnson & Johnson	53,918		6,914,983
Merck & Co.	77,406		5,039,905
Pfizer	152,511		4,979,484
Thermo Fisher Scientific	17,805		3,076,526
			33,427,429
Real Estate - 1.7%
Equity Residential	33,935	[b]	2,208,829
Public Storage	11,475	[b]	2,471,141
Simon Property Group	2,654	[b]	409,379
			5,089,349
Retailing - 4.3%
Amazon.com	4,690	[a]	4,664,768
Best Buy	52,375		3,110,551
Burlington Stores	12,635	[a]	1,236,335
Home Depot	7,754		1,190,317
Lowe's	22,324		1,758,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Retailing - 4.3% (continued)
Ross Stores	8,855		566,012
			12,526,444
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials	75,070		3,444,212
Intel	36,215		1,307,724
Lam Research	16,860		2,616,166
Texas Instruments	42,436		3,500,546
			10,868,648
Software & Services - 12.9%
Accenture, Cl. A	15,235		1,896,300
Alphabet, Cl. A	6,042	[a]	5,963,998
Alphabet, Cl. C	6,041	[a]	5,828,719
Automatic Data Processing	6,655		681,272
CDK Global	31,760		1,951,970
Citrix Systems	4,530	[a]	373,906
eBay	49,030	[a]	1,681,729
Facebook, Cl. A	34,501	[a]	5,225,521
Fiserv	8,200	[a]	1,027,296
International Business Machines	25,276		3,857,876
Microsoft	64,300		4,490,712
Red Hat	6,895	[a]	617,585
VeriSign	20,248	[a]	1,825,560
VMware, Cl. A	25,005	[a]	2,429,236
			37,851,680
Technology Hardware & Equipment - 8.4%
Apple	74,426		11,369,316
Cisco Systems	138,500		4,366,905
F5 Networks	11,555	[a]	1,480,542
HP	153,215		2,874,313
Motorola Solutions	24,955		2,085,489
NCR	49,850	[a]	1,920,720
TE Connectivity	6,905		544,459
			24,641,744
Telecommunication Services - 3.4%
AT&T	140,692		5,420,863
Verizon Communications	97,439		4,544,555
			9,965,418
Transportation - .9%
Delta Air Lines	51,877		2,548,717

Common Stocks - 99.7% (continued)	Shares	Value ($)
Utilities - 2.1%
FirstEnergy	67,415	1,971,215
Great Plains Energy	65,570	1,883,826
MDU Resources Group	80,415	2,189,700
		6,044,741
Total Common Stocks (cost $227,121,327)		291,295,289
Other Investment - .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $789,093)	789,093 [c]	789,093
Total Investments (cost $227,910,420)	99.9%	292,084,382
Cash and Receivables (Net)	.1%	165,590
Net Assets	100.0%	292,249,972

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Technology Hardware & Equipment	8.4
Capital Goods	7.3
Energy	6.8
Diversified Financials	6.3
Banks	5.4
Health Care Equipment & Services	4.4
Retailing	4.3
Semiconductors & Semiconductor Equipment	3.7
Insurance	3.6
Telecommunication Services	3.4
Media	3.4
Food & Staples Retailing	3.0
Food, Beverage & Tobacco	2.9
Materials	2.4
Household & Personal Products	2.3
Utilities	2.1
Consumer Services	2.0
Real Estate	1.7
Transportation	.9
Automobiles & Components	.8
Consumer Durables & Apparel	.3
Money Market Investment	.2
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	291,295,289	-	-	291,295,289
Registered Investment
Company	789,093	-	-	789,093

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $64,173,962, consisting of $68,417,811 gross unrealized appreciation and $4,243,849 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4%	Rate (%)	Date	Amount ($)		Value ($)
California - 1.9%
California,
GO (Various Purpose)	5.00	9/1/30	2,000,000		2,435,780
Palomar Health,
GO	4.00	8/1/30	3,000,000		3,265,980
					5,701,760
Illinois - .7%
Chicago,
GO	5.00	1/1/23	1,970,000		2,016,118
Massachusetts - 87.5%
Barnstable,
GO	4.00	9/15/21	580,000		650,917
Berkshire Wind Power Cooperative
Corporation,
Wind Project Revenue	5.25	7/1/23	750,000		826,628
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/28	500,000		604,115
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/29	1,000,000		1,202,590
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/30	1,000,000		1,200,010
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/31	600,000		720,282
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/19	2,500,000	[a]	2,739,200
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,432,500
Groton-Dunstable Regional School District,
GO	5.00	9/1/20	725,000		815,335
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	2,500,000		2,637,300
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/25	5,060,000		6,197,184
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/27	2,000,000		2,408,680
Massachusetts,
GO	1.24	11/1/18	2,500,000	[b]	2,500,375
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,308,597
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	2,500,000		2,948,200
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/31	2,250,000		2,657,025
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/21	920,000	[a]	1,066,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 87.5% (continued)
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/21	5,000,000	[a]	5,783,400
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,420,670
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	3,085,000		3,593,470
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000		2,329,640
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000		2,905,308
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	0.00	7/1/32	2,500,000	[c]	1,542,725
Massachusetts Clean Energy Cooperative
Corporation,
Clean Energy Cooperative Revenue (A
Massachusetts Municipal Lighting Plant
Cooperative)	5.00	7/1/28	1,250,000		1,455,988
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	3,000,000		3,568,020
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/32	1,530,000		1,666,399
Massachusetts Department of
Transportation,
Metropolitan Highway System
Subordinated Revenue (Commonwealth
Contract Assistance Secured)	5.00	1/1/35	3,045,000		3,327,028
Massachusetts Development Finance
Agency,
Revenue (Babson College Issue)	5.00	10/1/25	545,000		665,936
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center Issue)	5.00	7/1/24	350,000		421,845
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	1,500,000		1,724,085
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/29	1,000,000		1,202,090
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/37	1,750,000		2,037,665
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music)	5.00	10/1/23	400,000		477,140
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/23	765,000		891,791
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/24	475,000		558,044

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/25	500,000	589,375
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/26	500,000	588,780
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)
(Green Bonds)	5.00	7/1/44	2,000,000	2,174,340
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/32	1,000,000	1,089,350
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	5.00	10/1/46	2,000,000	2,304,100
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/22	1,000,000	1,169,090
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/24	1,000,000	1,205,270
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/26	1,000,000	1,226,630
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/29	1,000,000	1,191,720
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/30	1,000,000	1,183,270
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/32	1,565,000	1,850,456
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/33	1,500,000	1,765,380
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/19	2,000,000	2,098,460
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/22	565,000	640,993
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/23	400,000	462,404
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/25	1,000,000	1,156,740
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/30	1,000,000	1,154,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	1,000,000	1,010,840
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System Obligated
Group Issue)	5.00	8/15/27	1,000,000	1,121,490
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System Obligated
Group Issue)	5.00	8/15/28	1,000,000	1,118,210
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/28	1,550,000	1,847,150
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/31	1,000,000	1,170,100
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/37	465,000	534,183
Massachusetts Development Finance
Agency,
Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,689,050
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,825,000	2,093,877
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	2,000,000	2,148,060
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/33	3,410,000	3,709,330
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,230,000	1,320,590
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.25	10/1/24	465,000	544,655
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/25	700,000	830,599
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/29	2,820,000	3,234,145
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/24	530,000	634,908
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/25	500,000	604,400

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/28	750,000	890,115
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	2,000,000	2,231,660
Massachusetts Development Finance
Agency,
Revenue (Southcoast Health System
Obligated Group Issue)	4.00	7/1/20	530,000	572,103
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark Art
Institute Issue)	5.00	7/1/28	1,000,000	1,239,270
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark Art
Institute Issue)	5.00	7/1/32	1,910,000	2,251,355
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/23	1,250,000	1,456,788
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/25	1,340,000	1,582,754
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/23	3,675,000	4,227,242
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/24	4,500,000	5,170,725
Massachusetts Development Finance
Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000	340,281
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/24	1,000,000	1,168,430
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/25	2,375,000	2,799,531
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/28	1,000,000	1,161,420
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/20	705,000	782,726
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/24	550,000	650,276
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/35	1,350,000	1,505,209

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/40	2,650,000	2,934,557
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	4.00	1/1/19	170,000	177,963
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/20	200,000	219,488
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/21	100,000	112,950
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/22	200,000	231,276
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/23	250,000	294,200
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	3.00	1/1/25	190,000	202,477
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	4.00	1/1/26	130,000	148,318
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/27	310,000	377,685
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/28	140,000	169,039
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/29	200,000	239,682
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/30	410,000	487,322
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/31	415,000	490,323
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/28	1,375,000	1,737,161

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/29	620,000		776,277
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/30	1,000,000		1,243,870
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/20	905,000		1,023,048
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/21	830,000		965,830
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/34	1,000,000		1,142,000
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/39	1,460,000		1,663,641
Massachusetts Development Finance
Agency,
SWDR (Dominion Energy Brayton Point
Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,181,500
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,534,675
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,507,044
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	5.00	7/1/21	2,350,000		2,609,463
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music Issue)	5.00	10/1/32	125,000		126,654
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music Issue)	5.00	10/1/37	360,000		364,648
Massachusetts Health and Educational
Facilities Authority,
Revenue (Cape Cod Healthcare Obligated
Group Issue) (Insured; Assured Guaranty
Corp.) (Prerefunded)	5.13	11/15/19	1,000,000	[a]	1,100,130
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue)	5.00	7/1/18	690,000		719,429
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee Corp.)
(Prerefunded)	5.25	7/1/18	1,000,000	[a]	1,047,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		2,943,242
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,136,060
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue) (Prerefunded)	5.00	5/1/19	2,525,000	[a]	2,719,778
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000		2,180,592
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000		4,053,459
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/24	2,000,000		2,235,020
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/24	1,000,000		1,170,890
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University Issue)	5.63	10/1/29	3,000,000		3,300,840
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000		3,329,490
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/22	115,000		115,389
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	590,000	[a]	640,988
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	410,000	[a]	445,432
Massachusetts Health and Educational
Facilities Authority,
Revenue (Sterling and Francine Clark Art
Institute Issue) (Prerefunded)	5.00	7/1/20	4,640,000	[a]	5,205,106
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	840,000		921,169
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)
(Prerefunded)	6.25	7/1/19	1,260,000	[a]	1,397,138

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)	5.25	2/15/26	3,130,000	3,981,297
Massachusetts Housing Finance Agency,
Housing Revenue	4.00	6/1/19	1,490,000	1,563,978
Massachusetts Housing Finance Agency,
Housing Revenue	2.95	12/1/32	1,000,000	967,260
Massachusetts Housing Finance Agency,
SFHR	3.50	12/1/46	1,500,000	1,586,760
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000	383,390
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000	1,546,468
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000	235,826
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,791,525
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000	234,074
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000	1,722,735
Massachusetts Port Authority,
Revenue	5.00	7/1/32	750,000	879,510
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000	2,335,420
Massachusetts Port Authority,
Revenue	5.00	7/1/40	2,000,000	2,194,260
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	4,000,000	4,704,040
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	2,700,000	3,160,458
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	2,000,000	2,313,420
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	4.00	8/15/32	2,500,000	2,714,675
Massachusetts State College Building
Authority,
Revenue	4.00	5/1/20	715,000	777,155
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	5.00	1/1/20	2,295,000	2,435,431
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.00	8/1/18	75,000	75,260
Massachusetts Water Pollution Abatement
Trust,
State Revolving Fund Revenue	5.00	8/1/23	3,000,000	3,644,640
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,600
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/27	2,570,000	3,059,636

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 87.5% (continued)
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	95,702
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	[a]	65,480
Massachusetts Water Resources Authority,
General Revenue (Prerefunded)	5.00	8/1/21	500,000	[a]	579,005
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,142,810
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/41	4,090,000		4,567,957
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/27	640,000		720,237
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/28	420,000		466,964
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/29	745,000		821,683
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/30	315,000		344,799
Town of Brookline,
GO	5.00	3/15/25	1,360,000		1,699,796
Town of Mansfield,
GO	4.00	5/15/29	815,000		919,255
Town of Mansfield,
GO	4.00	5/15/30	845,000		945,800
Weston,
GO	4.00	12/1/23	530,000		618,945
					263,052,274
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	2,000,000		2,262,760
New Jersey - 2.8%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,760,000		1,926,954
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,325,980
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,440,519

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 2.8% (continued)
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,750,000		1,806,087
					8,499,540
New Mexico - .4%
New Mexico Finance Authority,
Revenue (Senior Lien Public Project)	5.00	6/1/24	1,100,000		1,346,543
New York - 2.3%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,250,000		2,415,645
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	1,750,000	[d]	1,881,670
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000		2,007,160
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	550,000		627,017
					6,931,492
U.S. Related - 2.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,642,335
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		581,820
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[a]	1,114,390
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,063,450
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,001,200
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/20	2,000,000	[e]	137,500
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,000,000		257,500
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	150,698
					5,948,893
Total Long-Term Municipal Investments
(cost $287,921,757)					295,759,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments -
1.5%

Massachusetts - 1.5%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Baystate Medical Center Issue)
(LOC; JPMorgan Chase Bank)	0.78	6/1/17	300,000	[g]	300,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Children's Hospital Issue)
(LOC; JPMorgan Chase Bank)	0.78	6/1/17	1,000,000	[g]	1,000,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Wells Fargo Bank)	0.79	6/1/17	700,000	[g]	700,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Liquidity Facility; Bank of America)	0.75	6/1/17	1,240,000	[g]	1,240,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Liquidity Facility; U.S. Bank NA)	0.73	6/1/17	1,300,000	[g]	1,300,000
Total Short-Term Municipal Investments
(cost $4,540,000)					4,540,000

Total Investments (cost $292,461,757)			99.9%		300,299,380
Cash and Receivables (Net)			0.1%		174,589
Net Assets			100.0%		300,473,969

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$1,881,670 or .63% of net assets.
e Non-income producing—security in default.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Short
U.S. Treasury 10 Year Notes	24	(3,031,125)	September 2017	(6,601)
U.S. Treasury 5 Year Notes	32	(3,786,000)	September 2017	(2,157)
Ultra 10 Year U.S. Treasury Notes	72	(9,772,875)	September 2017	(36,122)
Gross Unrealized Depreciation				(44,880)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †	-	300,299,380	-	300,299,380
Liabilities ($)
Other Financial Instruments:
Futures ††	(44,880)	-	-	(44,880)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2017, accumulated net unrealized appreciation on investments was $7,837,623, consisting of $11,845,260 gross unrealized appreciation and $4,007,637 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Automobiles & Components - .8%
Adient	12,797	[a]	876,978
BorgWarner	101,113		4,298,314
Delphi Automotive	29,680		2,610,950
Gentex	84,095		1,596,123
Goodyear Tire & Rubber	54,820		1,766,300
Harley-Davidson	28,450	[a]	1,508,135
Tenneco	44,286		2,517,659
Thor Industries	12,105		1,095,866
Visteon	49,183	[b]	4,932,563
			21,202,888
Banks - 4.4%
BB&T	58,015		2,416,325
BOK Financial	10,680	[a]	860,060
CIT Group	40,920		1,843,446
Citizens Financial Group	23,125		788,563
Comerica	30,315		2,078,396
Cullen/Frost Bankers	19,210		1,760,789
East West Bancorp	231,615		12,676,289
Fifth Third Bancorp	400,260		9,502,172
First Horizon National	109,990	[a]	1,863,231
First Republic Bank	114,171		10,515,149
Huntington Bancshares	1,411,995		17,706,417
KeyCorp	1,080,052		18,868,508
M&T Bank	18,002		2,816,773
New York Community Bancorp	38,465		496,968
PacWest Bancorp	21,430		1,000,138
People's United Financial	56,980		944,159
Popular	29,965		1,114,698
Regions Financial	289,428		4,005,684
Signature Bank	49,320	[b]	7,053,746
SunTrust Banks	193,438		10,323,786
SVB Financial Group	54,121	[b]	9,227,630
TCF Financial	66,050		994,713
Zions Bancorporation	54,390		2,179,407
			121,037,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Capital Goods - 10.9%
Acuity Brands	30,635	[a]	4,990,748
AECOM	45,390	[b]	1,457,473
Air Lease	87,998	[a]	3,248,886
Allegion	98,792		7,768,015
AMETEK	286,460		17,479,789
Arconic	21,123		580,249
Beacon Roofing Supply	78,741	[b]	3,797,678
BWX Technologies	145,175		7,055,505
Carlisle	6,999		709,209
Chicago Bridge & Iron Co.	30,333	[a]	573,900
Cummins	11,843		1,867,641
Curtiss-Wright	18,812		1,693,644
Donaldson	44,485		2,133,501
Dover	24,330		2,008,442
Eaton	45,342		3,508,564
EnerSys	20,550		1,521,933
Fastenal	118,852		5,130,841
Flowserve	13,960		677,060
Fluor	85,754		3,846,924
Fortune Brands Home & Security	112,411	[a]	7,093,134
Graco	59,219	[a]	6,506,392
HD Supply Holdings	455,588	[b]	18,382,976
Herc Holdings	3,410	[b]	129,000
Hubbell	107,132		12,417,670
Huntington Ingalls Industries	13,650		2,672,806
IDEX	80,903		8,775,548
Ingersoll-Rand	168,188		15,069,645
Johnson Controls International	93,316		3,896,876
L3 Technologies	26,071		4,395,310
Lincoln Electric Holdings	17,075		1,526,164
Masco	256,338		9,548,590
Middleby	47,165	[b]	6,054,099
MSC Industrial Direct, Cl. A	14,305		1,200,762
Nordson	69,158		8,014,029
Orbital ATK	10,985		1,116,735
Owens Corning	28,985		1,808,664
PACCAR	44,045		2,773,073
Parker-Hannifin	15,194		2,392,599
Pentair	26,730		1,770,061
Quanta Services	188,340	[b]	5,774,504

Common Stocks - 98.9% (continued)	Shares		Value ($)
Capital Goods - 10.9% (continued)
Rockwell Automation	15,034		2,386,196
Rockwell Collins	23,475		2,559,949
Roper Technologies	62,925		14,296,560
Snap-on	163,958		26,505,450
Spirit AeroSystems Holdings, Cl. A	69,254		3,773,650
Stanley Black & Decker	87,846		12,091,123
Terex	26,455	[a]	867,195
Textron	369,113		17,643,601
Timken	110,673		5,107,559
TransDigm Group	8,180	[a]	2,192,894
United Rentals	18,545	[b]	2,016,398
WABCO Holdings	46,655	[b]	5,683,512
Wabtec	55,045	[a]	4,499,929
Watsco	30,588		4,316,579
WESCO International	53,614	[b]	3,278,496
Xylem	42,795		2,231,331
			300,819,061
Commercial & Professional Services - 1.9%
Avery Dennison	17,365		1,463,175
Cintas	17,005		2,140,589
Copart	352,543	[a,b]	10,995,816
IHS Markit	38,186	[b]	1,750,828
ManpowerGroup	72,745		7,410,533
Republic Services	43,970		2,796,932
Robert Half International	148,269		6,893,026
Stericycle	10,435	[b]	853,270
Verisk Analytics	89,804	[b]	7,264,246
Waste Connections	106,507		10,134,141
			51,702,556
Consumer Durables & Apparel - 2.3%
Brunswick	137,936		7,622,343
Carter's	53,702		4,412,156
Coach	33,095		1,529,320
D.R. Horton	31,455		1,028,264
Garmin	22,545	[a]	1,173,242
Hanesbrands	68,645	[a]	1,417,519
Hasbro	53,248		5,604,884
Kate Spade & Company	30,705	[b]	565,586
Leggett & Platt	25,880	[a]	1,346,278
Lennar, Cl. A	28,855		1,480,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.3% (continued)
Mattel	62,110		1,422,940
Michael Kors Holdings	18,925	[b]	627,932
Mohawk Industries	3,807	[b]	911,015
Newell Brands	330,446		17,497,116
NVR	780	[b]	1,780,256
Polaris Industries	12,611	[a]	1,054,280
PulteGroup	55,720		1,263,172
PVH	72,532		7,684,765
Ralph Lauren	10,939		741,664
Skechers USA, Cl. A	22,611	[b]	577,033
Toll Brothers	45,290		1,671,654
TopBuild	6,003	[b]	321,461
Tupperware Brands	13,175	[a]	947,414
Under Armour, Cl. A	24,735	[a,b]	473,923
Under Armour, Cl. C	24,910	[a,b]	444,145
Whirlpool	8,340		1,547,404
			65,146,316
Consumer Services - 1.1%
Aramark	54,045		2,013,717
Brinker International	16,785	[a]	658,476
Chipotle Mexican Grill	3,537	[b]	1,688,387
Darden Restaurants	22,040		1,960,017
Dunkin' Brands Group	18,135	[a]	1,061,079
Grand Canyon Education	17,579	[b]	1,378,194
Hilton Grand Vacations	17,801		636,742
Hilton Worldwide Holdings	19,703		1,309,658
Hyatt Hotels, Cl. A	9,770	[a,b]	563,729
ILG	8,080		217,675
Marriott International, Cl. A	28,440		3,061,566
MGM Resorts International	60,420		1,916,522
Norwegian Cruise Line Holdings	20,300	[b]	1,014,391
Panera Bread, Cl. A	6,821	[a,b]	2,145,136
Royal Caribbean Cruises	20,180		2,223,432
Service Corporation International	52,230		1,665,092
Texas Roadhouse	53,122		2,598,728
Wyndham Worldwide	22,890		2,311,661
Wynn Resorts	11,505		1,480,694
			29,904,896
Diversified Financials - 8.5%
Affiliated Managers Group	37,723		5,803,684

Common Stocks - 98.9% (continued)	Shares		Value ($)
Diversified Financials - 8.5% (continued)
AGNC Investment	61,310	[a]	1,274,635
Ally Financial	35,690		661,693
Ameriprise Financial	22,290		2,692,409
Capital One Financial	174,493		13,422,002
CBOE Holdings	74,586		6,441,993
Discover Financial Services	118,893		6,979,019
Donnelley Financial Solutions	2,323		52,918
Dun & Bradstreet	11,198		1,172,543
E*TRADE Financial	711,140	[b]	24,612,555
Equifax	17,235		2,357,748
H&R Block	37,745		1,001,752
Intercontinental Exchange	363,154		21,858,239
Invesco	158,731		5,031,773
Legg Mason	37,895	[a]	1,397,189
Leucadia National	837,719		20,431,966
LPL Financial Holdings	22,080		859,574
MFA Financial	185,725	[c]	1,545,232
Moody's	38,542		4,565,300
Nasdaq	23,680		1,601,952
Navient	300,466		4,335,724
Northern Trust	21,140		1,848,482
Principal Financial Group	32,030		2,015,007
Raymond James Financial	383,116		27,687,793
SEI Investments	59,714		2,991,074
SLM	2,457,555	[b]	25,533,996
Starwood Property Trust	22,000	[c]	484,440
State Street	78,326		6,380,436
Synchrony Financial	876,562		23,535,690
T. Rowe Price Group	28,625		2,016,345
TD Ameritrade Holding	359,375		13,426,250
Two Harbors Investment	155,860		1,555,483
			235,574,896
Energy - 4.0%
Antero Resources	43,110	[a,b]	886,773
Baker Hughes	52,850		2,914,677
Cabot Oil & Gas	61,905		1,373,672
Cheniere Energy	141,433	[b]	6,890,616
Cimarex Energy	31,034		3,338,017
Concho Resources	17,823	[b]	2,259,600
CONSOL Energy	43,345	[a,b]	628,936

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Energy - 4.0% (continued)
Devon Energy	54,785		1,861,594
Diamond Offshore Drilling	33,290	[a,b]	384,500
Diamondback Energy	153,726	[a,b]	14,259,624
Energen	131,750	[b]	7,515,020
EQT	76,834		4,246,615
Gulfport Energy	129,109	[a,b]	1,852,714
Helmerich & Payne	25,640	[a]	1,350,202
Hess	9,170		420,811
HollyFrontier	30,210	[a]	722,019
Marathon Oil	345,208		4,494,608
Marathon Petroleum	151,871		7,903,367
Murphy Oil	37,165	[a]	907,198
Nabors Industries	68,335		601,348
National Oilwell Varco	51,920	[a]	1,696,226
Newfield Exploration	131,175	[b]	4,260,564
Noble	89,495		362,455
Noble Energy	59,035		1,693,714
ONEOK	24,750	[a]	1,229,580
Parsley Energy, Cl. A	146,145	[b]	4,333,199
Patterson-UTI Energy	43,605		929,659
PDC Energy	109,542	[a,b]	5,439,856
QEP Resources	205,394	[b]	2,053,940
Range Resources	39,670		914,790
Rice Energy	63,177	[a,b]	1,263,540
RSP Permian	97,534	[b]	3,471,235
Southwestern Energy	46,030	[a,b]	278,942
Superior Energy Services	558,682	[a,b]	5,793,532
Targa Resources	22,765	[a]	1,045,596
TechnipFMC	87,551	[b]	2,534,601
Tesoro	60,135	[a]	5,005,637
Weatherford International	150,975	[a,b]	724,680
Williams Cos.	93,670		2,678,962
World Fuel Services	11,675		412,595
WPX Energy	100,855	[b]	1,091,251
			112,026,465
Exchange-Traded Funds - .5%
iShares Russell Mid-Cap Growth ETF	92,404	[a]	9,962,999
SPDR S&P MidCap 400 ETF Trust	10,207	[a]	3,198,568
			13,161,567

Common Stocks - 98.9% (continued)	Shares		Value ($)
Food & Staples Retailing - .5%
Rite Aid	185,155	[b]	631,379
Sprouts Farmers Market	174,354	[b]	4,177,522
Sysco	6,140		334,998
US Foods Holding	211,397		6,333,454
Whole Foods Market	59,120	[a]	2,068,609
			13,545,962
Food, Beverage & Tobacco - 2.5%
Archer-Daniels-Midland	422,564		17,570,211
Brown-Forman, Cl. B	17,330	[a]	900,294
Bunge	7,155		572,185
Campbell Soup	26,690		1,538,679
Coca-Cola European Partners	116,340		4,774,594
Conagra Brands	57,730		2,224,914
Constellation Brands, Cl. A	7,293		1,332,796
Dr. Pepper Snapple Group	12,270		1,138,779
Hershey	14,800		1,705,996
Ingredion	18,750		2,139,188
J.M. Smucker	48,033		6,141,019
Kellogg	8,495		608,242
Lamb Weston Holdings	32,136		1,491,432
McCormick & Co.	19,335		2,013,740
Mead Johnson Nutrition	23,765		2,125,066
Molson Coors Brewing, Cl. B	132,528		12,562,329
Monster Beverage	17,622	[b]	890,968
Pilgrim's Pride	18,420	[a,b]	428,633
Pinnacle Foods	29,975		1,867,742
Post Holdings	11,080		890,167
TreeHouse Foods	55,163	[a,b]	4,257,480
Tyson Foods, Cl. A	39,385		2,258,336
			69,432,790
Health Care Equipment & Services - 8.6%
Abbott Laboratories	30,756		1,404,319
ABIOMED	73,528	[b]	10,104,953
Acadia Healthcare	15,740	[a,b]	650,692
Alere	16,305	[b]	790,956
Align Technology	107,623	[b]	15,626,860
Allscripts Healthcare Solutions	40,940	[b]	467,125
AmerisourceBergen	28,230		2,590,667
athenahealth	46,111	[a,b]	6,177,952
Becton Dickinson & Co.	22,218		4,204,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.6% (continued)
Boston Scientific	1,017,802	[b]	27,511,188
Brookdale Senior Living	369,184	[b]	5,072,588
C.R. Bard	15,138		4,653,875
Cardinal Health	27,175		2,018,831
Centene	125,442	[b]	9,110,852
Cerner	130,418	[b]	8,522,816
Cooper	34,889		7,631,969
DaVita	63,850	[b]	4,230,701
DENTSPLY SIRONA	250,453		15,908,775
DexCom	321,651	[a,b]	21,499,153
Edwards Lifesciences	26,979	[b]	3,104,474
Envision Healthcare	1,371	[b]	74,870
Henry Schein	34,793	[b]	6,400,868
Hill-Rom Holdings	15,000		1,160,400
Hologic	29,485	[b]	1,276,995
Humana	52,909		12,288,644
IDEXX Laboratories	37,542	[b]	6,321,697
Intuitive Surgical	3,569	[b]	3,264,493
Laboratory Corporation of America Holdings	131,376	[b]	18,261,264
Medidata Solutions	48,436	[b]	3,447,674
MEDNAX	16,575	[b]	900,023
NuVasive	37,864	[a,b]	2,840,936
Quest Diagnostics	25,140		2,734,478
ResMed	23,420	[a]	1,665,162
STERIS	68,809	[a]	5,336,826
Tenet Healthcare	21,140	[a,b]	349,656
Universal Health Services, Cl. B	40,238		4,573,451
Varex Imaging	11,148		382,934
Varian Medical Systems	66,392	[b]	6,574,136
Veeva Systems, Cl. A	16,395	[b]	1,041,738
WellCare Health Plans	7,260	[b]	1,247,268
Zimmer Biomet Holdings	50,539		6,024,754
			237,451,325
Household & Personal Products - .5%
Church & Dwight	175,610		9,072,013
Clorox	9,230		1,252,788
Coty, Cl. A	54,025		1,023,234
Edgewell Personal Care	11,310	[b]	827,213
Energizer Holdings	12,239		656,010
Herbalife	11,315	[a,b]	812,191

Common Stocks - 98.9% (continued)	Shares		Value ($)
Household & Personal Products - .5% (continued)
Nu Skin Enterprises, Cl. A	13,635	[a]	748,289
			14,391,738
Insurance - 3.6%
Alleghany	13,207	[b]	7,756,999
Allstate	69,633		6,012,113
Aon	81,895		10,720,874
Assurant	47,110		4,615,838
Assured Guaranty	26,870		1,049,542
Athene Holding, Cl. A	102,508	[a]	5,051,594
Cincinnati Financial	30,550		2,140,944
Everest Re Group	8,640		2,200,176
FNF Group	48,465		2,065,094
Hartford Financial Services Group	53,110		2,623,103
Lincoln National	36,155		2,349,352
Loews	143,594		6,771,893
Markel	1,474	[a,b]	1,440,467
Marsh & McLennan Cos.	66,529		5,159,989
Old Republic International	77,165		1,526,324
Progressive	61,690		2,617,507
Reinsurance Group of America	76,400		9,512,564
Torchmark	29,231		2,206,941
Unum Group	257,520		11,583,250
Validus Holdings	23,265		1,242,351
W.R. Berkley	91,010		6,278,780
XL Group	82,801		3,617,576
			98,543,271
Materials - 4.7%
Albemarle	19,155		2,176,008
Alcoa	4,167		137,261
Ashland Global Holdings	10,961		729,345
Ball	34,470		1,409,823
Bemis	28,100		1,254,384
Berry Plastics Group	114,332	[b]	6,630,113
Celanese, Ser. A	22,210		1,922,276
CF Industries Holdings	2,740		73,706
Crown Holdings	101,482	[b]	5,859,571
Eagle Materials	124,630		11,752,609
Eastman Chemical	6,350		508,699
FMC	58,152		4,382,916
Freeport-McMoRan	622,732	[b]	7,155,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Materials - 4.7% (continued)
GCP Applied Technologies	8,515	[b]	256,302
Graphic Packaging Holding	210,002		2,837,127
Huntsman	33,630		803,757
Ingevity	3,558	[b]	210,171
International Flavors & Fragrances	15,023		2,071,521
International Paper	340,110		17,985,017
Martin Marietta Materials	8,904		1,995,386
Methanex	59,685		2,462,006
Mosaic	54,600		1,235,598
Newmont Mining	277,130		9,463,989
Nucor	41,765		2,426,546
Packaging Corporation of America	89,217		9,114,409
PPG Industries	29,397		3,126,665
Reliance Steel & Aluminum	20,285		1,479,791
Royal Gold	11,570		930,459
Sealed Air	35,710		1,586,238
Sherwin-Williams	2,924		970,095
Sonoco Products	27,465	[a]	1,392,750
Steel Dynamics	211,911		7,202,855
Valspar	17,765		2,007,267
Valvoline	137,511	[a]	3,076,121
Vulcan Materials	62,225		7,756,346
W.R. Grace & Co.	9,876		708,010
WestRock	104,718		5,698,754
			130,789,082
Media - 1.8%
AMC Networks, Cl. A	10,100	[a,b]	535,098
CBS, Cl. B	130,546		7,977,666
Charter Communications, Cl. A	1,958	[b]	676,587
Cinemark Holdings	29,195		1,155,246
Discovery Communications, Cl. A	22,600	[a,b]	598,900
Discovery Communications, Cl. C	8,480	[b]	219,038
Gannett	15,382	[a]	120,749
Interpublic Group of Companies	250,315	[a]	6,240,353
John Wiley & Sons, Cl. A	17,755		900,179
Liberty Broadband, Cl. A	2,552	[b]	225,214
Liberty Broadband, Cl. C	12,465	[b]	1,111,504
Liberty Media Corp-Liberty Braves, Cl. A	1,021	[b]	24,218
Liberty Media Corp-Liberty Braves, Cl. C	4,175	[a,b]	97,361
Liberty Media Corp-Liberty Formula One, Cl. A	2,552	[a,b]	81,409

Common Stocks - 98.9% (continued)	Shares		Value ($)
Media - 1.8% (continued)
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	425,451
Liberty Media Corp-Liberty SiriusXM, Cl. C	43,000	[b]	1,791,810
Liberty Media Group, Cl. C	90,999	[a,b]	3,030,267
Lions Gate Entertainment, Cl. B	15,128	[b]	382,587
News Corp., Cl. A	86,120		1,152,286
Nielsen Holdings	85,041		3,272,378
Omnicom Group	72,415	[a]	6,062,584
Scripps Networks Interactive, Cl. A	17,350	[a]	1,148,917
Sinclair Broadcast Group, Cl. A	362,889	[a]	11,757,604
TEGNA	50,955		1,209,672
			50,197,078
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Agilent Technologies	141,558		8,541,610
Agios Phamaceuticals	8,136	[a,b]	379,707
Akorn	18,795	[b]	625,310
Alexion Pharmaceuticals	112,584	[b]	11,036,610
Alkermes	204,144	[b]	11,791,357
Alnylam Pharmaceuticals	14,030	[a,b]	918,404
BioMarin Pharmaceutical	102,360	[b]	8,970,830
Bio-Techne	11,230		1,258,658
Bruker	70,311		1,913,162
Charles River Laboratories International	11,800	[b]	1,086,190
Endo International	44,210	[b]	582,688
ICON	18,195	[a,b]	1,712,150
Illumina	17,607	[b]	3,122,778
Incyte	23,036	[b]	2,979,246
Intercept Pharmaceuticals	743	[a,b]	83,142
Ionis Pharmaceuticals	17,325	[a,b]	793,312
Jazz Pharmaceuticals	170,619	[b]	24,835,302
Juno Therapeutics	12,740	[a,b]	295,950
Mallinckrodt	1,821	[b]	78,540
Mettler-Toledo International	4,135	[b]	2,409,919
Neurocrine Biosciences	158,043	[a,b]	6,870,129
Perrigo	1,286		93,685
QIAGEN	38,791	[b]	1,301,826
Quintiles Transnational Holdings	13,985	[a,b]	1,208,863
Seattle Genetics	2,375	[a,b]	151,953
United Therapeutics	4,758	[b]	575,195
Waters	14,140	[b]	2,539,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.6% (continued)
Zoetis	46,430		2,891,660
			99,048,003
Real Estate - 4.9%
American Assets Trust	56,799	[c]	2,218,001
American Homes 4 Rent, Cl. A	86,334	[c]	1,939,925
Apartment Investment & Management, Cl. A	45,595	[c]	1,956,937
Apple Hospitality REIT	34,915	[a,c]	653,609
AvalonBay Communities	11,789	[c]	2,254,528
Boston Properties	86,860	[c]	10,537,855
Camden Property Trust	21,145	[c]	1,761,590
CBRE Group, Cl. A	63,290	[b,c]	2,207,555
Colony NorthStar, Cl. A	73,755	[a]	1,042,158
CoreCivic	14,634		420,728
Crown Castle International	17,445	[c]	1,773,284
CyrusOne	23,600	[a,c]	1,327,736
DDR	103,390	[c]	887,086
Digital Realty Trust	25,055	[c]	2,961,250
Douglas Emmett	102,677	[c]	3,897,619
Equinix	24,081	[c]	10,619,962
Equity Commonwealth	50,205	[b,c]	1,562,380
Equity Lifestyle Properties	30,160	[c]	2,545,504
Equity Residential	48,724	[c]	3,171,445
Essex Property Trust	18,922	[c]	4,861,440
Extra Space Storage	28,165	[a,c]	2,181,943
Federal Realty Investment Trust	11,548	[c]	1,417,402
Forest City Realty Trust, Cl. A	67,420	[c]	1,535,153
Four Corners Property Trust	8,576	[c]	211,141
Gaming and Leisure Properties	22,805	[c]	837,172
GGP	166,214		3,703,248
HCP	67,960	[c]	2,129,866
Healthcare Trust of America, Cl. A	57,265	[c]	1,757,463
Hospitality Properties Trust	46,945	[c]	1,357,649
Host Hotels & Resorts	105,409	[c]	1,896,308
Iron Mountain	59,418	[c]	2,074,877
Jones Lang LaSalle	6,630		765,566
Kilroy Realty	24,267	[c]	1,776,830
Kimco Realty	195,498	[c]	3,429,035
Macerich	48,283	[c]	2,771,927
Omega Healthcare Investors	32,820	[a,c]	1,027,922
Outfront Media	211,086	[a,c]	4,823,315

Common Stocks - 98.9% (continued)	Shares		Value ($)
Real Estate - 4.9% (continued)
Park Hotels & Resorts	17,491		450,218
Prologis	57,060	[c]	3,169,112
Quality Care Properties	6,719		113,685
Rayonier	37,674	[c]	1,058,263
Realty Income	44,600	[a,c]	2,449,878
Regency Centers	107,105	[c]	6,518,410
SBA Communications	17,347	[b]	2,397,008
SL Green Realty	100,434	[c]	10,146,847
Taubman Centers	7,150	[a,c]	437,223
UDR	63,425	[c]	2,448,839
Uniti Group	2,880		72,029
Ventas	46,020	[c]	3,059,870
VEREIT	134,910	[c]	1,115,706
Vornado Realty Trust	23,030	[c]	2,123,366
Weingarten Realty Investors	36,915	[c]	1,110,772
Welltower	47,225	[c]	3,425,701
Weyerhaeuser	98,197	[c]	3,236,573
WP Carey	13,625	[a,c]	888,759
			136,519,668
Retailing - 5.4%
Advance Auto Parts	31,683		4,233,799
AutoZone	3,700	[b]	2,241,904
Bed Bath & Beyond	220,134	[a]	7,574,811
Best Buy	59,519	[a]	3,534,833
Burlington Stores	10,770	[b]	1,053,845
CarMax	25,000	[a,b]	1,570,750
Dick's Sporting Goods	17,765	[a]	730,674
Dillard's, Cl. A	8,883	[a]	457,297
Dollar General	29,645		2,175,647
Dollar Tree	151,311	[b]	11,756,865
Domino's Pizza	7,623		1,613,942
eBay	440,642	[b]	15,114,021
Expedia	127,961	[a]	18,398,233
Foot Locker	30,885		1,834,878
GameStop, Cl. A	27,365	[a]	605,861
Gap	27,175		611,438
Genuine Parts	13,935		1,290,660
L Brands	16,100		830,760
Liberty Expedia Holdings, Cl. A	9,106	[b]	475,060
Liberty Interactive Corp. QVC Group, Cl. A	67,655	[b]	1,587,186

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Retailing - 5.4% (continued)
Liberty Ventures, Ser. A	12,684	[b]	683,541
LKQ	426,911	[b]	13,443,427
Macy's	52,050		1,223,175
Murphy USA	14,322	[a,b]	974,326
Nordstrom	39,400	[a]	1,646,920
O'Reilly Automotive	39,379	[b]	9,532,868
Pool	22,031		2,624,553
Ross Stores	209,440		13,387,405
Signet Jewelers	13,251	[a]	637,373
Staples	122,410		1,111,483
Tiffany & Co.	16,960		1,474,842
Tractor Supply	73,099		4,031,410
TripAdvisor	18,565	[a,b]	714,938
Ulta Beauty	36,883	[b]	11,243,414
Williams-Sonoma	191,364	[a]	9,311,772
			149,733,911
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices	30,871		2,647,497
Applied Materials	37,675		1,728,529
Broadcom	7,809		1,870,099
Cypress Semiconductor	72,365	[a]	1,012,386
KLA-Tencor	18,510		1,925,040
Lam Research	21,200		3,289,604
Marvell Technology Group	212,679		3,666,586
Maxim Integrated Products	266,941		12,759,780
Mellanox Technologies	130,643	[a,b]	6,205,542
Microchip Technology	25,294	[a]	2,106,990
Micron Technology	122,435	[b]	3,767,325
Microsemi	106,898	[b]	5,249,761
NVIDIA	81,262		11,730,170
ON Semiconductor	235,910	[b]	3,651,887
Qorvo	23,885	[a,b]	1,861,836
Skyworks Solutions	151,169		16,088,917
Teradyne	312,101		11,095,191
United Microelectronics, ADR	797,231	[a]	1,642,296
Xilinx	32,320		2,156,067
			94,455,503
Software & Services - 13.7%
Activision Blizzard	231,412		13,556,115
Akamai Technologies	27,945	[b]	1,317,607

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 13.7% (continued)
Alliance Data Systems	8,320		2,006,202
Amdocs	137,489		8,906,537
ANSYS	112,082	[b]	14,159,319
Autodesk	28,790	[b]	3,217,858
Booz Allen Hamilton Holdings	307,619		12,132,493
Broadridge Financial Solutions	183,027		13,889,919
CA	31,425		998,372
CDK Global	14,640		899,774
CDW	3,555		213,940
Citrix Systems	15,845	[b]	1,307,846
Cognizant Technology Solutions, Cl. A	130,425		8,726,737
CommerceHub, Ser. A	2,554	[b]	43,469
CommerceHub, Ser. C	4,948	[b]	85,007
Conduent	41,544		681,737
CoreLogic	21,925	[b]	949,353
CoStar Group	50,633	[a,b]	13,244,074
CSRA	22,595		681,465
DXC Technology	103,115		7,993,475
Electronic Arts	46,965	[b]	5,322,543
Fidelity National Information Services	295,496		25,374,242
First Data, Cl. A	1,113,502	[b]	19,074,289
Fiserv	98,227	[b]	12,305,879
FleetCor Technologies	4,984	[b]	719,141
Gartner	76,916	[b]	9,199,154
Global Payments	29,990		2,747,384
HubSpot	162,811	[b]	11,738,673
IAC/InterActiveCorp	73,491	[b]	7,815,033
Intuit	139,075		19,559,508
j2 Global	44,878	[a]	3,797,576
Jack Henry & Associates	24,220		2,572,406
Leidos Holdings	52,371		2,909,733
LogMeIn	2,060		228,660
Manhattan Associates	100,127	[b]	4,689,949
MAXIMUS	56,145	[a]	3,485,482
NetEase, ADR	14,290		4,069,506
New Relic	200,241	[b]	8,744,524
Nuance Communications	561,600	[b]	10,395,216
Paychex	94,906		5,621,282
Proofpoint	36,106	[a,b]	3,105,116
Red Hat	90,160	[b]	8,075,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 13.7% (continued)
Sabre	39,510		886,209
Science Applications International	85,368		6,487,114
ServiceNow	141,457	[b]	14,803,475
Shopify, Cl. A	166,789	[b]	15,321,238
Splunk	93,996	[b]	5,756,315
Square, Cl. A	648,727	[b]	14,914,234
SS&C Technologies Holdings	336,257	[a]	12,636,538
Symantec	60,505		1,833,907
Tableau Software, Cl. A	13,962	[b]	865,784
Total System Services	37,190		2,214,665
Twilio, Cl. A	380,241	[a]	9,243,659
Twitter	82,520	[a,b]	1,511,766
Tyler Technologies	38,606	[a,b]	6,596,993
Ultimate Software Group	22,475	[a,b]	4,961,131
VeriSign	22,480	[a,b]	2,026,797
Western Union	64,740		1,231,355
Workday, Cl. A	13,895	[b]	1,389,222
			379,242,628
Technology Hardware & Equipment - 5.8%
3D Systems	30,440	[a,b]	622,498
Amphenol, Cl. A	302,578		22,572,319
ARRIS International	20,425	[b]	572,717
Arrow Electronics	99,362	[b]	7,510,774
Brocade Communications Systems	94,935		1,199,029
Ciena	378,503	[a,b]	8,887,250
Cognex	7,835		716,981
CommScope Holding	80,751	[b]	2,986,979
EchoStar, Cl. A	15,595	[b]	920,885
F5 Networks	12,730	[b]	1,631,095
Fitbit, Cl. A	58,610	[a,b]	306,530
Flex	370,512	[b]	6,395,037
FLIR Systems	531,728		20,147,174
Harris	94,230		10,568,837
Hewlett Packard Enterprise	421,037		7,919,706
Jabil Circuit	89,261	[a]	2,670,689
Juniper Networks	55,900		1,639,547
Keysight Technologies	327,405	[b]	12,650,929
Motorola Solutions	25,235		2,108,889
National Instruments	63,223	[a]	2,411,957
NCR	23,450	[b]	903,529

Common Stocks - 98.9% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 5.8% (continued)
NetApp	26,220		1,061,648
Palo Alto Networks	12,380	[a,b]	1,468,144
Teradata	399,838	[a,b]	10,899,584
Trimble	341,861	[b]	12,320,670
Viavi Solutions	858,145	[b]	9,636,968
Western Digital	62,597		5,637,486
Xerox	117,500		830,725
Zebra Technologies, Cl. A	33,825	[b]	3,529,300
			160,727,876
Telecommunication Services - .4%
CenturyLink	71,935	[a]	1,794,778
Level 3 Communications	35,662	[b]	2,122,602
Sprint	116,415	[a,b]	988,363
TE Connectivity	65,215		5,142,203
Telephone & Data Systems	29,200	[a]	833,076
Zayo Group Holdings	28,265	[b]	909,002
			11,790,024
Transportation - 1.7%
American Airlines Group	55,700	[a]	2,696,437
CH Robinson Worldwide	25,380	[a]	1,700,714
Copa Holdings, Cl. A	8,535		964,796
Delta Air Lines	49,768		2,445,102
Expeditors International of Washington	28,005		1,494,907
Genesee & Wyoming, Cl. A	6,105	[a,b]	399,878
Hertz Global Holdings	107,719	[a,b]	1,099,811
J.B. Hunt Transport Services	164,177		14,017,432
JetBlue Airways	48,500	[b]	1,087,370
Kansas City Southern	18,870		1,796,424
Landstar System	15,410		1,287,506
Macquarie Infrastructure	11,345		883,776
Norfolk Southern	17,160		2,128,355
Southwest Airlines	27,785		1,669,601
Spirit Airlines	14,530	[b]	771,543
Swift Transportation	287,132	[b]	6,876,811
United Continental Holdings	66,969	[b]	5,335,420
			46,655,883
Utilities - 3.4%
AES	148,880		1,738,918
Alliant Energy	89,613		3,716,251
Ameren	53,545		3,038,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Utilities - 3.4% (continued)
American Electric Power	93,301		6,697,146
American Water Works	27,465		2,147,214
Aqua America	52,070	[a]	1,702,168
Atmos Energy	13,595		1,132,599
Calpine	620,596	[a,b]	7,974,659
CenterPoint Energy	32,965		943,129
CMS Energy	57,200		2,711,852
Consolidated Edison	22,755		1,883,886
DTE Energy	22,480		2,462,010
Edison International	133,969		10,927,851
Entergy	25,085		1,983,220
Eversource Energy	56,275		3,492,989
First Solar	16,565	[a,b]	637,918
Great Plains Energy	48,662		1,398,059
National Fuel Gas	8,530	[a]	484,163
NiSource	104,185		2,716,103
NRG Energy	65,635		1,054,098
OGE Energy	31,455		1,120,742
PG&E	93,287		6,378,965
Pinnacle West Capital	86,654		7,655,881
Portland General Electric	71,132		3,367,389
PPL	83,210		3,320,911
Public Service Enterprise Group	47,975		2,154,557
SCANA	32,040		2,185,128
Sempra Energy	22,455		2,615,783
Vectren	34,775	[a]	2,133,099
WEC Energy Group	22,830		1,432,811
Westar Energy	18,415		975,074
Xcel Energy	67,480		3,232,967
			95,416,219
Total Common Stocks (cost $2,023,294,408)			2,738,516,653
Master Limited Partnerships - .1%
Diversified Financials - .1%
Blackstone Group LP
(cost $1,602,921)	78,930		2,595,218
	Number of
Rights - .0%	Rights		Value ($)
Food & Staples Retailing - .0%
Safeway CVR--Casa Ley	30,090	[b]	0
Safeway CVR--PDC	30,090	[b]	0

	Number of
Rights - .0% (continued)	Rights		Value ($)
Health Care Equipment & Services - .0%
Community Health Systems
(cost $2,051)	33,320	[b]	300
Total Rights (cost $2,051)			300
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $33,505,783)	33,505,783	[d]	33,505,783
Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $88,740,343)	88,740,343	[d]	88,740,343
Total Investments (cost $2,147,145,506)	103.4%		2,863,358,297
Liabilities, Less Cash and Receivables	(3.4%)		(93,313,707)
Net Assets	100.0%		2,770,044,590

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership

[a]

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $215,828,085 and the value of the collateral held by the fund was $221,269,372, consisting of cash collateral of $88,740,343 and U.S. Government & Agency securities valued at $132,529,029.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.7
Capital Goods	10.9
Diversified Financials	8.6
Health Care Equipment & Services	8.6
Technology Hardware & Equipment	5.8
Retailing	5.4
Real Estate	4.9
Materials	4.7
Money Market Investments	4.4
Banks	4.4
Energy	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Insurance	3.6
Utilities	3.4
Semiconductors & Semiconductor Equipment	3.4
Food, Beverage & Tobacco	2.5
Consumer Durables & Apparel	2.3
Commercial & Professional Services	1.9
Media	1.8
Transportation	1.7
Consumer Services	1.1
Automobiles & Components	.8
Household & Personal Products	.5
Food & Staples Retailing	.5
Exchange-Traded Funds	.5
Telecommunication Services	.4
103.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,684,211,420	-	-	2,684,211,420
Equity Securities—
Foreign Common
Stocks†	41,143,666	-	-	41,143,666
Exchange-Traded Funds	13,161,567	-	-	13,161,567
Master Limited
Partnerships†	2,595,218	-	-	2,595,218
Registered Investment
Companies	122,246,126	-	-	122,246,126
Rights†	300	-	-	300

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $716,212,791, consisting of $752,975,090 gross unrealized appreciation and $36,762,299 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - .5%	Rate (%)	Date	Amount ($)		Value ($)
Health Care - .2%
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	2,000,000		1,886,354
Industrials - .3%
California Institute of Technology,
Sr. Unscd. Bonds	4.28	9/1/16	5,000,000		4,456,650
Total Bonds and Notes
(cost $7,000,000)					6,343,004
Long-Term Municipal Investments -
96.4%

Alabama - 1.6%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.25	1/1/18	5,000,000		5,015,950
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	7,000,000		8,134,560
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,170,000		6,461,311
Tuscaloosa Public Educational Building
Authority,
Student Housing Revenue (Ridgecrest
Student Housing, LLC University of
Alabama Ridgecrest Residential Project)
(Insured; Assured Guaranty Corp.)
(Prerefunded)	6.75	7/1/18	1,100,000	[a]	1,170,202
					20,782,023
Arizona - .9%
Arizona Board of Regents,
Arizona State University System Revenue
(Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	750,000	[a]	790,215
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/42	6,000,000		6,445,620
Salt River Project Agricultural Improvement
and Power District,
Salt River Project Electric System
Revenue	5.00	1/1/38	1,130,000		1,343,943
University Medical Center Corporation,
HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	2,982,275
					11,562,053
California - 16.0%
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue	5.00	10/1/35	2,500,000		2,864,850
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/35	1,500,000		1,576,305

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 16.0% (continued)
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	3.13	10/1/36	2,500,000		2,372,075
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/36	1,000,000		1,155,550
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/37	1,000,000		1,042,720
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/37	1,325,000		1,528,785
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/46	2,000,000		2,270,860
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,839,843
California,
GO (Various Purpose)	5.00	9/1/46	4,430,000		5,195,548
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/42	2,000,000		2,281,640
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/47	2,500,000		2,838,575
California Health Facilities Financing
Authority,
Revenue (Children's Hospital)	5.00	8/15/47	1,000,000		1,131,100
California Health Facilities Financing
Authority,
Revenue (Kaiser Permanente)	4.00	11/1/44	17,000,000		17,600,950
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	10,759
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,584,259
California Infrastructure and Economic
Development Bank,
Revenue (The J. David Gladstone
Institutes Project)	5.25	10/1/34	900,000		1,017,711
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/42	1,000,000		1,130,840
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/47	1,000,000		1,125,550
California Municipal Finance Authority,
Revenue (Emerson College Issue)	6.00	1/1/42	6,000,000		6,903,900
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/41	1,200,000		1,364,100
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.00	11/1/47	2,000,000		2,199,660
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/47	700,000		788,403

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 16.0% (continued)
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		355,461
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		649,956
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		2,933,975
California Pollution Control Financing
Authority,
Water Furnishing Revenue (San Diego
County Water Authority Desalination
Project Pipeline)	5.00	11/21/45	6,000,000	[b]	6,011,520
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,282,900
California State University Trustees,
Systemwide Revenue	4.00	11/1/45	500,000		522,900
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.75	8/1/19	2,230,000	[a]	2,507,880
California Statewide Communities
Development Authority,
PCR (Southern California Edison
Company)	2.63	12/1/23	3,000,000		3,121,320
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/36	2,500,000	[b]	2,718,925
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/41	2,500,000	[b]	2,709,025
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.25	12/1/44	2,000,000		2,172,760
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/46	3,500,000	[b]	3,783,780
California Statewide Communities
Development Authority,
Revenue (Sutter Health)	6.00	8/15/42	6,000,000		6,853,920
California Statewide Communities
Development Authority,
Revenue (University of California, Irvine
East Campus Apartments)	5.00	5/15/40	3,000,000		3,367,860
California Statewide Communities
Development Authority,
Student Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding- CHF -
Irvine, L.L.C.)	5.38	5/15/38	1,900,000		2,113,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 16.0% (continued)
Capistrano Unified School District
Community Facilities District Number
90-2,
Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,590,120
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,396,940
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/27	3,000,000		3,633,660
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/28	3,000,000		3,595,110
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	3,000,000		3,563,820
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,423,635
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,492,921
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,060,870
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/40	2,500,000		2,754,750
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/45	2,000,000		2,195,080
Los Angeles County Public Works Financing
Authority,
LR (Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,170,750
Los Angeles County Public Works Financing
Authority,
LR (Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,155,210
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[c]	1,486,325
Northern California Gas Authority Number
1,
Gas Project Revenue	1.49	7/1/27	660,000		616,598
Palomar Health,
Revenue	5.00	11/1/39	1,000,000		1,090,080
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/30	2,000,000		2,383,980
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/31	2,000,000		2,374,500
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/33	3,500,000		4,129,300
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		2,272,920

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 16.0% (continued)
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		5,675,850
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,351,680
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/35	2,205,000		2,370,375
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/38	2,000,000	[c]	650,260
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,881,497
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,461,213
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,496,000
San Jose Airport,
Revenue	5.00	3/1/47	1,500,000		1,719,120
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
(Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,101,040
Tender Option Bond Trust Receipts (Series
2016-XM0427) Non-recourse,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	[b,d]	11,244,900
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,721,995
					205,989,863
Colorado - .1%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,019,320
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		530,025
					1,549,345
Delaware - .6%
Tender Option Bond Trust Receipts (Series
2016-XM0431) Non-recourse,
University of Delaware, Revenue)	5.00	5/1/21	6,120,000	[b,d]	7,856,642
District of Columbia - 2.3%
District of Columbia,
GO	5.00	6/1/37	9,030,000		10,813,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 2.3% (continued)
District of Columbia,
Revenue (Friendship Public Charter
School, Inc. Issue)	5.00	6/1/32	3,500,000		3,723,405
District of Columbia,
Revenue (Knowledge is Power Program,
District of Columbia Issue)	6.00	7/1/33	1,100,000		1,292,357
District of Columbia,
Revenue (Knowledge is Power Program,
District of Columbia Issue)	6.00	7/1/43	1,700,000		1,975,638
District of Columbia,
Revenue (Knowledge is Power Program,
District of Columbia Issue)	6.00	7/1/48	1,450,000		1,680,738
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue (Dulles
Metrorail and Capital Improvement
Projects) (Insured; Assured Guaranty
Corp.)	0.00	10/1/36	6,275,000	[c]	2,950,505
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue (Dulles
Metrorail and Capital Improvement
Projects) (Insured; Assured Guaranty
Corp.)	0.00	10/1/39	17,560,000	[c]	7,218,740
					29,654,627
Florida - 3.9%
Brevard County Health Facilities Authority,
Health Facilities Revenue (Health First,
Inc. Project) (Prerefunded)	7.00	4/1/19	1,675,000	[a]	1,859,367
Collier County Health Facilities Authority,
Residential Care Facility Revenue (The
Moorings Inc.)	5.00	5/1/45	2,500,000		2,775,525
Higher Educational Facilities Financing
Authority,
Revenue (The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,207,943
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/30	750,000		851,880
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/40	7,545,000		8,557,614
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/41	1,200,000		1,333,920
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		16,606,796
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/40	1,050,000		1,150,664
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	4.00	8/1/42	2,650,000		2,734,906

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 3.9% (continued)
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	5.00	8/1/42	4,000,000		4,560,840
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	5.00	8/1/47	1,125,000		1,276,324
Orange County Health Facilities Authority,
HR (Orlando Health, Inc.)	5.00	10/1/42	5,000,000		5,425,500
Sarasota County Public Hospital District,
HR (Sarasota Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,139,120
					50,480,399
Georgia - .9%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/44	1,500,000		1,745,295
Atlanta Water and Wastewater,
Revenue	5.00	11/1/38	5,000,000		5,972,800
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	1,000,000		1,032,820
Gainesville and Hall County Development
Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/33	2,225,000		2,543,664
					11,294,579
Hawaii - 3.1%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,496,200
Hawaii Department of Budget and Finance,
Special Purpose Revenue (The Queen's
Health Systems)	5.00	7/1/35	7,000,000		8,046,850
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.13	11/15/32	1,000,000		1,104,600
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.25	11/15/37	1,000,000		1,100,280
Tender Option Bond Trust Receipts (Series
2016-XM0429) Non-recourse,
(Hawaii, GO)	5.00	12/1/19	20,000,000	[b,d]	23,348,807
					40,096,737
Idaho - .3%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/32	3,900,000		4,410,432
Illinois - 9.2%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport) (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/43	4,000,000		4,528,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.2% (continued)
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/31	15,000,000		17,328,900
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/41	6,800,000		7,744,996
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.75	1/1/39	2,500,000		2,827,200
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Prerefunded)	6.50	1/1/21	5,000,000	[a]	5,961,650
Chicago,
GO	5.50	1/1/40	5,000,000		5,049,100
Chicago,
GO	5.50	1/1/42	1,250,000		1,262,275
Chicago,
GO	5.50	1/1/42	1,750,000		1,767,185
Chicago,
GO	7.75	1/1/42	7,350,000		7,567,339
Chicago,
GO (Project and Refunding Series)	5.00	1/1/35	5,000,000		4,846,250
Chicago Board of Education,
Dedicated Capital Improvement Tax
Bonds	6.00	4/1/46	1,500,000		1,585,425
Chicago Board of Education,
GO (Dedicated Revenues)	5.00	12/1/21	3,090,000		2,803,773
Chicago Board of Education,
GO (Dedicated Revenues)	6.50	12/1/46	4,500,000		4,266,270
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/39	8,500,000		7,043,780
Chicago Board of Education,
Unlimited Tax GO (Dedicated Revenues)	7.00	12/1/44	2,500,000		2,472,050
Chicago Transit Authority,
Second Lien Sales Tax Receipts Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/51	9,000,000		9,952,830
Illinois,
GO	5.50	7/1/33	2,500,000		2,619,450
Illinois,
GO	5.50	7/1/38	2,500,000		2,631,650
Illinois,
GO	5.00	2/1/39	5,000,000		5,047,650
Illinois Finance Authority,
Revenue (Benedictine University Project)	6.25	10/1/33	2,760,000		3,054,409
Illinois Finance Authority,
Revenue (Franciscan Communities, Inc.)	5.25	5/15/47	4,250,000		4,318,255
Illinois Finance Authority,
Revenue (Lutheran Home and Services
Obligated Group)	5.63	5/15/42	3,000,000		3,136,830
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	5.50	7/1/28	1,560,000		1,806,340

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.2% (continued)
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.50	7/1/34	2,140,000		2,249,290
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	5,000,000		5,801,150
Illinois Finance Authority,
Revenue (The Art Institute of Chicago)
(Prerefunded)	6.00	3/1/19	1,000,000	[a]	1,088,530
					118,760,617
Indiana - .8%
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.75	1/15/43	750,000	[b]	778,110
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.88	1/15/52	1,250,000	[b]	1,296,675
Indiana Finance Authority,
Lease Appropriation Revenue (Stadium
Project)	5.25	2/1/35	5,000,000		5,916,600
Indiana Finance Authority,
Private Activity Revenue (I-69 Section 5
Project)	5.25	9/1/40	2,000,000		2,113,180
					10,104,565
Kentucky - .3%
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue (Downtown
Crossing Project)	5.75	7/1/49	3,000,000		3,351,630
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 90)	5.38	11/1/23	165,000		174,983
					3,526,613
Louisiana - 1.2%
Jefferson Parish Hospital Service District
Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,487,850
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	1,000,000		1,096,830
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	0/5.25	10/1/23	7,500,000	[e]	5,931,600
New Orleans,
Water Revenue	5.00	12/1/34	500,000		571,405
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.)	6.00	1/1/19	2,000,000	[a]	2,159,980
					15,247,665
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		901,007
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		2,993,303

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maine - .7% (continued)
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,696,945
					8,591,255
Maryland - 2.5%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/42	1,500,000		1,681,830
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/46	2,000,000		2,233,380
Maryland,
GO (State and Local Facilities Loan)	4.00	3/15/25	20,000,000		21,565,200
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	3,500,000		3,772,615
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,237,820
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland Medical
System Issue) (Prerefunded)	5.13	7/1/19	250,000	[a]	271,425
					31,762,270
Massachusetts - 5.7%
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/41	4,370,000		4,945,835
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	5,500,000		6,321,645
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/39	5,000,000		5,799,750
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	3,500,000		4,031,160
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.25	1/1/42	5,500,000		6,301,845
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	5.00	10/1/43	4,260,000		4,746,875
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	3,000,000		3,032,520
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,500,000		1,610,475

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 5.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/36	2,115,000		2,361,926
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	3,090,000		3,631,801
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.75	1/1/36	1,165,000		1,337,548
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.88	1/1/41	1,000,000		1,150,150
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/46	2,015,000		2,240,217
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	205,000	[a]	222,716
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	295,000	[a]	320,494
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,194
Tender Option Bond Trust Receipts (Series
2016-XM0428) Non-recourse,
(Massachusetts, GO (Consolidated Loan))	5.00	4/1/19	15,000,000	[b,d]	17,199,000
Tender Option Bond Trust Receipts (Series
2016-XM0430) Non-recourse,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	6,670,000	[b,d]	8,378,587
					73,682,738
Michigan - 1.1%
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,404,160
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/32	2,000,000		2,278,260
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/38	6,475,000		7,263,784
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/25	1,250,000		1,491,363
					14,437,567
Minnesota - 2.4%
Tender Option Bond Trust Receipts (Series
2016-XM0425) Non-recourse,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	17,125,000	[b,d]	19,222,226

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 2.4% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0426) Non-recourse,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	10,000,000	[b,d]	11,244,700
					30,466,926
Mississippi - .3%
Mississippi Development Bank,
Special Obligation Revenue (Jackson,
Water and Sewer System Revenue Bond
Project) (Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,090,627
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Projects)	5.80	5/1/34	1,500,000		1,663,620
					3,754,247
New Hampshire - .9%
New Hampshire Business Finance Authority,
PCR (Public Service Company of New
Hampshire Project) (Insured; National
Public Finance Guarantee Corp.)	1.44	5/1/21	12,250,000		12,188,750
New Jersey - 2.8%
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Prerefunded)	5.25	6/15/19	1,000,000	[a]	1,085,650
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,708,975
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.13	1/1/34	5,325,000		5,795,410
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	5,500,000		6,167,095
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		14,707,550
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,617,720
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/30	1,500,000		1,616,475
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/31	3,000,000		3,072,990
					36,771,865

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 9.8%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center Project)
(Prerefunded)	6.00	1/15/20	9,500,000	[a]	10,725,595
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center Project)
(Prerefunded)	6.25	1/15/20	6,000,000	[a]	6,812,760
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,000,000		5,702,600
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	4.00	2/15/44	9,000,000		9,503,910
Metropolitan Transportation Authority,
Dedicated Tax Fund (Climate Board
Certified Green Bond)	5.25	11/15/57	5,000,000		5,982,550
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	140,000		151,490
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	55,000	[a]	59,505
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/56	5,000,000		5,523,750
New York City,
GO	6.00	10/15/23	245,000		262,498
New York City,
GO	5.00	12/1/34	2,000,000		2,388,740
New York City,
GO	5.00	12/1/35	2,000,000		2,381,340
New York City,
GO	5.00	12/1/37	3,150,000		3,727,458
New York City,
GO	5.00	12/1/41	4,000,000		4,685,920
New York City,
GO (Prerefunded)	6.00	10/15/18	255,000	[a]	273,026
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; Assured
Guaranty Corp.)	6.50	1/1/46	325,000		352,255
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,300,000		1,431,014
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	3.17	3/1/20	6,100,000	[f]	6,118,971
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue	5.75	6/15/40	10,840,000		11,395,008
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Prerefunded)	5.75	6/15/18	3,250,000	[a]	3,417,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 9.8% (continued)
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through Bonds	5.00	6/1/51	4,585,000		4,894,029
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.75	11/15/51	5,000,000		5,749,350
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	3/15/44	2,000,000		2,185,520
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	10,000,000	[b]	10,752,400
New York State Dormitory Authority,
Revenue (Pace University)	5.00	5/1/38	500,000		533,755
Port Authority of New York and New Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,637,600
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/27	2,000,000	[c]	1,533,860
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/28	4,715,000	[c]	3,455,199
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/42	1,000,000		1,180,450
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/47	2,500,000		2,948,750
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and
Tunnels)	0.00	11/15/31	5,000,000	[c]	3,179,800
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and
Tunnels)	0.00	11/15/32	3,000,000	[c]	1,824,690
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/41	2,000,000		2,212,860
					126,984,158
North Carolina - .7%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured;
Assured Guaranty Corp.) (Escrowed to
Maturity)	6.00	1/1/19	105,000		110,608
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/31	750,000		901,403
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/33	1,550,000		1,841,849
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/34	1,000,000		1,181,280
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/35	1,000,000		1,177,360
North Carolina Turnpike Authority,
Monroe Expressway Toll Revenue	5.00	7/1/47	4,000,000		4,469,920
					9,682,420

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 1.3%
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	5,000,000		5,477,250
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	2,000,000		2,095,380
Montgomery County,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,115,000		1,187,386
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,365,970
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,225,940
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue
(Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[e]	2,897,190
					17,249,116
Pennsylvania - 1.0%
Beaver County Industrial Development
Authority,
PCR (FirstEnergy Nuclear Generation
Project)	4.38	7/1/22	3,500,000		3,290,000
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,896,838
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Foundation for Indiana
University of Pennsylvania Student
Housing Project at Indiana University of
Pennsylvania)	5.00	7/1/32	1,000,000		1,101,050
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	5.75	8/15/21	2,550,000	[a]	3,036,004
					12,323,892
Rhode Island - .6%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
(Providence College Issue)	5.00	11/1/45	7,000,000		7,901,040
South Carolina - .2%
South Carolina Public Service Authority,
Revenue	5.00	12/1/36	2,000,000		2,243,020
Texas - 18.5%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/36	1,315,000		1,440,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 18.5% (continued)
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,189,078
Austin,
Airport System Revenue	5.00	11/15/46	13,120,000		15,184,301
Austin,
Water and Wastewater System Revenue	5.00	11/15/39	13,555,000		15,529,015
Austin Convention Enterprises,
Revenue	5.00	1/1/32	1,000,000		1,152,880
Austin Convention Enterprises,
Revenue	5.00	1/1/34	400,000		456,880
Bexar County Health Facilities Development
Corporation,
Revenue (Army Retirement Residence
Foundation Project)	5.00	7/15/41	1,750,000		1,906,310
Bexar County Health Facilities Development
Corporation,
Revenue (Army Retirement Residence
Foundation Project)	4.00	7/15/45	3,750,000		3,772,687
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/40	7,300,000		8,296,012
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/46	2,000,000		2,276,320
Central Texas Regional Mobility Authority,
Senior Lien Revenue (Prerefunded)	6.00	1/1/21	5,000,000	[a]	5,850,750
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.50	8/15/31	1,250,000		1,360,875
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/32	2,745,000		2,925,045
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/33	1,500,000		1,729,260
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.75	8/15/41	1,000,000		1,083,300
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/42	6,135,000		6,448,130
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	2,770,000		3,183,312
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		4,129,245
Clint Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/45	5,000,000		5,765,600

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 18.5% (continued)
Dallas and Fort Worth,
Joint Improvement Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/32	7,500,000		8,319,075
El Paso Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/42	6,000,000		7,000,800
Grand Parkway Transportation Corporation,
Grand Parkway System First Tier Toll
Revenue	5.50	4/1/53	4,500,000		5,097,150
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Tier
Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[e]	1,847,200
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Tier
Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[e]	2,297,175
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Tier
Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[e]	2,045,897
Harris County Health Facilities Development
Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,091,130
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/32	500,000		548,295
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	1.92	7/1/30	10,250,000		9,532,500
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	1.94	7/1/30	3,550,000		3,301,500
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/21	1,270,000	[a]	1,526,972
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos Foundation,
Inc.) (Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,846,832
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.)	5.88	5/15/21	500,000		546,105
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	5,371,916
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/42	1,500,000		1,547,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 18.5% (continued)
Mission Economic Development
Corporation,
Senior Lien Revenue (Natgasoline
Project)	5.75	10/1/31	1,000,000	[b]	1,049,740
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter Schools,
Inc.)	5.50	8/15/35	750,000	[b]	761,310
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter Schools,
Inc.)	5.75	8/15/45	1,000,000	[b]	1,020,210
North Texas Education Finance Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	1,630,000		1,712,527
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		8,039,360
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000		23,245,600
Pottsboro Higher Education Finance
Corporation,
Education Revenue (Imagine
International Academy of North Texas,
LLC)	5.00	8/15/46	1,000,000		1,006,760
Schertz-Cibolo-Universal City Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/1/46	4,000,000		4,240,400
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/45	1,000,000		1,084,260
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	9,150,000		10,397,602
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000		11,505,900
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000		5,820,900
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (NTE Mobility
Partners LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		2,852,950
Texas Transportation Commission,
Central Texas Turnpike System First Tier
Revenue	5.00	8/15/37	15,950,000		18,079,963

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 18.5% (continued)
Texas Transportation Commission,
Central Texas Turnpike System First Tier
Revenue	5.00	8/15/41	6,000,000		6,635,040
Ysleta Independent School District	5.00	8/15/47	5,000,000		5,835,650
					238,887,616
Utah - 1.1%
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/42	1,000,000		1,176,700
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/42	4,000,000		4,646,200
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/47	2,000,000		2,341,700
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/47	5,000,000		5,761,000
					13,925,600
Vermont - .1%
Burlington,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/30	1,000,000		1,131,180
Virginia - 1.2%
Chesapeake,
Transportation System Senior Toll Road
Revenue	0/4.88	7/15/40	2,000,000	[e]	1,632,480
Virginia Small Business Financing Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,510,000		7,896,840
Virginia Small Business Financing Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		4,357,280
Virginia Small Business Financing Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	6.00	1/1/37	1,665,000		1,884,147
					15,770,747
Wisconsin - .6%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,447,192
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/19	1,370,000	[a]	1,495,149
Wisconsin,
General Fund Annual Appropriation
Bonds	6.00	5/1/19	930,000	[a]	1,019,364
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	130,000	[a]	141,902
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	6.00	5/1/19	70,000	[a]	76,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - .6% (continued)
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/44	8,735,000	[c]	2,991,650
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/46	3,990,000	[c]	1,258,366
					8,430,363
U.S. Related - 3.7%
A.B. Won International Airport Authority of
Guam,
General Revenue	6.25	10/1/34	1,000,000		1,137,540
A.B. Won International Airport Authority of
Guam,
General Revenue	6.38	10/1/43	1,000,000		1,145,490
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,328,600
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,317,960
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,909,100
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,818,400
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,337,420
Guam,
LOR (Section 30)	5.00	12/1/46	1,500,000		1,642,410
Guam Government Department of
Education,
COP (John F. Kennedy High School
Project)	6.63	12/1/30	1,000,000		1,051,430
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000		3,031,250
Puerto Rico Electric Power Authority,
Power Revenue	5.00	7/1/22	2,000,000		1,355,000
Puerto Rico Electric Power Authority,
Power Revenue	6.75	7/1/36	10,000,000		6,787,500
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		750,900
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/21	500,000		505,885
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue	5.00	8/1/22	4,585,000		2,634,770
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[e]	150,698

Long-Term Municipal Investments -	Coupon	Maturity	Principal
96.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 3.7% (continued)
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	15,000,000		3,862,500
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/29	2,250,000		1,753,110
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/30	5,000,000		3,897,000
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/34	1,500,000		1,132,260
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note - Diageo
Project)	6.75	10/1/37	1,250,000		999,725
					47,548,948
Total Long-Term Municipal Investments
(cost $1,175,848,938)					1,245,049,878
Short-Term Municipal Investments -
7.1%

Colorado - 1.5%
Colorado Education Loan Program,
TRAN	4.00	6/29/17	20,000,000	[g]	20,050,600
Florida - .2%
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare Health
System Issue) (LOC; U.S. Bank NA)	0.80	6/1/17	2,400,000	[g]	2,400,000
Iowa - .2%
Iowa Higher Education Loan Authority,
Private College Facility Revenue (Des
Moines University Project) (LOC; BMO
Harris Bank NA)	0.82	6/1/17	3,100,000	[g]	3,100,000
Kansas - .1%
Kansas Development Finance Authority,
Health Facilities Revenue (Kansas
University Health System) (LOC; U.S.
Bank NA)	0.81	6/1/17	900,000	[g]	900,000
Mississippi - .5%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.80	6/1/17	6,300,000	[g]	6,300,000
Missouri - .2%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Ranken
Technology College) (LOC; Northern
Trust Company)	0.81	6/1/17	2,000,000	[g]	2,000,000
New York - 3.1%
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.82	6/1/17	2,400,000	[g]	2,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments -	Coupon	Maturity	Principal
7.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 3.1% (continued)
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.82	6/1/17	6,000,000	[g]	6,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue (Liquidity Facility;
Mizuho Bank, Ltd.)	0.81	6/1/17	4,705,000	[g]	4,705,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.81	6/1/17	7,100,000	[g]	7,100,000
New York State Dormitory Authority,
Revenue (University of Rochester) (LOC;
HSBC Bank USA)	0.80	6/1/17	200,000	[g]	200,000
New York State Dormitory Authority,
Revenue (University of Rochester) (LOC;
JPMorgan Chase Bank)	0.80	6/1/17	100,000	[g]	100,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison Avenue)
(LOC; PNC Bank NA)	0.81	6/1/17	7,000,000	[g]	7,000,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison Avenue)
(LOC; U.S. Bank NA)	0.81	6/1/17	2,700,000	[g]	2,700,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen
Girozentrale)	0.82	6/1/17	6,600,000	[g]	6,600,000
New York State Housing Finance Agency,
Housing Revenue (Maestro West
Chelsea) (LOC; Wells Fargo Bank)	0.77	6/7/17	3,500,000	[g]	3,500,000
					40,305,000
Tennessee - 1.0%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.86	6/1/17	1,500,000	[g]	1,500,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.86	6/1/17	5,000,000	[g]	5,000,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.86	6/1/17	900,000	[g]	900,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.86	6/1/17	5,500,000	[g]	5,500,000
					12,900,000

Short-Term Municipal Investments -	Coupon	Maturity	Principal
7.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont - .2%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC; TD Bank)	0.78	6/1/17	2,200,000 [g]	2,200,000
Washington - .1%
Washington Housing Finance Commission,
Nonprofit Revenue (Tacoma Art Museum
Project) (LOC; Northern Trust Company)	0.79	6/1/17	1,100,000 [g]	1,100,000
Total Short-Term Municipal Investments
(cost $91,253,333)				91,255,600
Total Investments (cost $1,274,102,271)			104.0%	1,342,648,482
Liabilities, Less Cash and Receivables			(4.0%)	(51,640,355)
Net Assets			100.0%	1,291,008,127

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$130,823,749 or 10.13% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Short
U.S. Treasury 10 Year Notes	213	(26,901,234)	September 2017	(58,588)
U.S. Treasury 5 Year Notes	630	(74,536,875)	September 2017	(42,465)
U.S. Treasury Ultra Long Bond	300	(49,537,500)	September 2017	(423,172)
Ultra 10 Year U.S. Treasury Notes	733	(99,493,297)	September 2017	(367,737)
Gross Unrealized Depreciation				(891,962)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†		6,343,004		6,343,004
Municipal Bonds†	-	1,336,305,478	-	1,336,305,478
Other Financial Instruments:
Liabilities ($)
Futures††	(891,962)			(891,962)
Floating Rate Notes†††	-	(58,975,000)	-	(58,975,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2017, accumulated net unrealized appreciation on investments was $68,546,211, consisting of $89,529,260 gross unrealized appreciation and $20,983,049 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama - .8%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,658,565
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,404,610
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/24	13,325,000	13,367,507
				16,430,682
Alaska - .3%
Alaska,
International Airports System Revenue	5.00	10/1/32	5,000,000	5,808,300
Arizona - .3%
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/27	5,000,000	6,174,450
California - 17.9%
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue	5.00	10/1/34	1,500,000	1,724,130
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/35	2,050,000	2,376,093
Anaheim Housing and Public Improvements
Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/35	8,000,000	9,009,840
Anaheim Housing and Public Improvements
Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/36	2,400,000	2,700,840
Anaheim Housing and Public Improvements
Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/41	2,300,000	2,586,258
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	2.00	4/1/21	10,000,000	10,242,500
California,
GO	5.00	8/1/22	5,000,000	5,940,750
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000	5,805,100
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000	3,052,075
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000	15,260,375
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000	12,019,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.9% (continued)
California,
GO (Various Purpose)	4.00	9/1/31	10,000,000		10,997,300
California,
GO (Various Purpose)	5.00	9/1/31	20,000,000		22,933,600
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		12,913,279
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		9,644,425
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,839,843
California Department of Water Resources,
Water System Revenue (Central Valley
Project) (Escrowed to Maturity)	5.00	12/1/19	115,000		126,650
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/33	10,000,000		10,529,600
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000		1,765,110
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,879,008
California Health Facilities Financing
Authority,
Revenue (Kaiser Permanente)	5.00	11/1/27	10,000,000		12,639,700
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,289,040
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	9,114,210
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	64,551
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,700,924
California Infrastructure and Economic
Development Bank,
Infrastructure State Revolving Fund
Revenue	4.00	10/1/45	8,275,000		8,750,399
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,258,780
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/19	4,170,000	[a]	4,645,964

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.9% (continued)
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	4.50	7/1/18	1,190,000		1,213,812
Escondido Union School District,
GO	5.00	8/1/23	1,105,000		1,340,984
Escondido Union School District,
GO	5.00	8/1/25	1,320,000		1,651,967
Evergreen School District,
GO	4.00	8/1/41	5,000,000		5,248,600
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/29	10,680,000		12,398,519
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/32	2,000,000		2,328,980
Long Beach Unified School District,
GO	4.00	8/1/38	10,300,000		10,966,616
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	15,520,000		17,452,085
Los Angeles Unified School District,
GO	5.00	7/1/32	10,000,000		11,409,000
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[b]	2,254,920
Palomar Health,
GO	4.00	8/1/31	3,805,000		4,117,352
Palomar Health,
GO	4.00	8/1/32	3,180,000		3,422,539
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,115,581
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/28	5,000,000		6,057,100
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue (Sacramento
Regional County Sanitation District)
(Insured; FGIC)	1.24	12/1/35	10,000,000	[c]	9,013,100
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	1.26	6/1/34	8,000,000	[c]	7,019,360
San Francisco City and County,
COP (War Memorial Veterans Building
Seismic Upgrade and Improvements)	5.00	4/1/27	3,555,000		4,199,521
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,570,800
San Francisco Community College District,
GO	5.00	6/15/29	5,000,000		6,039,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 17.9% (continued)
San Jose Airport,
Revenue	5.00	3/1/42	1,000,000	1,168,860
San Jose Airport,
Revenue	5.00	3/1/47	1,750,000	2,037,455
Southern California Public Power Authority,
Gas Project Revenue (Project Number 1)	5.25	11/1/20	4,000,000	4,473,600
Southern California Public Power Authority,
Revenue (Apex Power Project)	5.00	7/1/30	1,000,000	1,193,930
Southern California Public Power Authority,
Revenue (Apex Power Project)	5.00	7/1/31	3,855,000	4,569,062
Southern California Public Power Authority,
Revenue (Apex Power Project)	5.00	7/1/33	3,380,000	3,970,892
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/20	6,000,000	6,695,280
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	1,325,000	1,518,145
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/26	6,610,000	8,109,743
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000	10,771,830
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000	13,153,470
				374,292,697
Colorado - 1.4%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,530,877
Colorado Department of Transportation,
COP (Headquarters Facilities Lease
Purchase Agreement)	5.00	6/15/41	3,000,000	3,186,360
Colorado Education and Cultural Facilities
Authority,
Revenue (University of Denver Project)	4.00	3/1/35	1,100,000	1,184,095
Colorado Education and Cultural Facilities
Authority,
Revenue (University of Denver Project)	4.00	3/1/36	1,100,000	1,178,386
Colorado Education and Cultural Facilities
Authority,
Revenue (University of Denver Project)	4.00	3/1/37	1,050,000	1,121,201
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000	2,120,100
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000	1,692,464

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado - 1.4% (continued)
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	995,000	1,029,925
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000	6,506,616
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/19	1,750,000	1,887,060
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/20	2,700,000	3,002,994
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.50	6/1/22	2,200,000	2,481,292
				29,921,370
Connecticut - .9%
Connecticut,
GO	5.00	11/15/21	9,430,000	10,739,167
Connecticut,
GO	5.00	4/15/22	5,000,000	5,729,750
Connecticut,
GO	4.00	6/15/30	3,000,000	3,210,840
				19,679,757
Delaware - .7%
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000	2,259,740
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000	3,135,091
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000	1,766,085
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000	1,197,810
University of Delaware,
Revenue	5.00	11/1/27	5,440,000	6,439,056
				14,797,782
District of Columbia - .4%
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/23	4,250,000	4,865,017
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	2,500,000	2,859,500
				7,724,517
Florida - 3.3%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/20	10,000,000	11,000,400
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,333,940
Florida State Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/26	10,000,000	12,193,300
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000	2,881,625
Lee County,
Airport Revenue	5.50	10/1/23	3,565,000	4,105,490
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000	5,731,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 3.3% (continued)
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/25	3,165,000		3,596,073
Miami-Dade County School Board,
COP (Master Lease Purchase Agreement
with Miami-Dade County School Board
Foundation, Inc.)	5.00	5/1/26	5,600,000		6,681,248
Palm Beach County School Board,
COP (Master Lease Purchase Agreement
with the Palm Beach School Board
Leasing Corporation)	5.00	8/1/27	4,595,000		5,488,636
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	240,000	[a]	253,918
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	245,000	[a]	259,208
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	210,000	[a]	222,178
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,790,000	[a]	1,893,802
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,085,000	[a]	1,147,919
Tampa Bay Water A Regional Water Supply
Authority,
Utility System Revenue	5.00	10/1/20	5,000,000		5,648,700
Tampa Sports Authority,
Local Option Sales Tax Revenue (Stadium
Project)	5.00	1/1/24	90,000		109,172
Tampa Sports Authority,
Local Option Sales Tax Revenue (Stadium
Project)	5.00	1/1/25	2,865,000		3,518,965
					69,066,374
Georgia - 1.4%
Atlanta Water and Wastewater,
Revenue	5.00	11/1/37	3,375,000		4,041,765
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	7,500,000		7,613,175
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	6,000,000		6,196,920
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,990,525
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d,e]	14,258
Private Colleges and Universities Authority,
Revenue (Emory University)	5.00	9/1/41	6,990,000		7,876,612
					29,733,255

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hawaii - .9%
Hawaii,
GO	5.00	5/1/25	10,750,000	13,307,640
Hawaii,
GO	5.00	10/1/28	5,000,000	6,183,600
				19,491,240
Idaho - .8%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/33	5,000,000	5,644,300
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,515,000	10,784,111
				16,428,411
Illinois - 5.6%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/22	4,615,000	5,316,757
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	2,000,000	2,351,280
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,000,000	5,971,900
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	4,450,000	5,378,003
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	7,055,000	8,200,168
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/26	2,000,000	2,430,560
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/27	2,500,000	3,003,600
Chicago,
GO	5.00	1/1/24	4,500,000	4,593,375
Chicago,
GO	5.00	1/1/26	3,000,000	3,041,460
Chicago,
GO	5.50	1/1/35	3,750,000	3,793,800
Chicago,
GO	5.50	1/1/37	3,500,000	3,538,710
Chicago,
GO (Modern Schools Across Chicago
Program) (Insured; AMBAC)	5.00	12/1/17	1,110,000	1,113,286
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,000,000	1,037,840
Chicago,
GO (Project and Refunding Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/26	2,270,000	2,287,320
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/24	3,000,000	3,458,490
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/25	2,110,000	2,456,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 5.6% (continued)
Chicago Board of Education,
Unlimited Tax GO (Dedicated Revenues)
(Insured; AMBAC)	5.50	12/1/18	1,605,000		1,647,019
Illinois,
GO	5.00	8/1/18	19,900,000		20,465,757
Illinois,
GO	5.00	8/1/19	10,000,000		10,463,900
Illinois,
GO	5.00	9/1/19	185,000		185,540
Illinois,
GO	5.00	8/1/23	5,000,000		5,341,500
Illinois,
GO	5.25	2/1/28	6,000,000		6,157,500
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,350,900
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.25	6/1/24	10,000,000		10,039,000
					117,624,127
Kansas - 1.3%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/27	5,000,000		6,058,800
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/28	6,000,000		7,226,940
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/29	1,300,000		1,555,476
Kansas Development Finance Authority,
Revenue (University of Kansas Projects)	4.00	5/1/21	3,370,000		3,636,634
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000		9,273,673
					27,751,523
Kentucky - .7%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/22	5,000,000		5,873,850
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000		2,029,277
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 112) (Insured;
Assured Guaranty Municipal Corp.)	5.00	2/1/28	5,150,000		6,110,320
					14,013,447
Louisiana - 1.9%
Jefferson Sales Tax District,
Special Sales Tax Revenue (Insured;
AMBAC) (Prerefunded)	5.25	12/1/17	4,000,000	[a]	4,076,280
Louisiana,
GO	5.00	8/1/26	5,000,000		6,019,600
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.13	6/1/18	9,500,000	[a]	10,002,360

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 1.9% (continued)
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/21	5,000,000		5,689,800
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Louisiana Community and
Technical College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,578,900
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	2,000,000		2,193,660
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	5.00	10/1/41	6,000,000		6,373,560
					39,934,160
Maryland - 3.3%
Anne Arundel County,
Consolidated General Improvements GO	5.00	4/1/28	2,480,000		2,954,250
Anne Arundel County,
Consolidated General Improvements GO	5.00	4/1/29	4,640,000		5,510,278
Anne Arundel County,
Consolidated General Improvements GO	5.00	4/1/30	4,640,000		5,491,069
Maryland,
GO (State and Local Facilities Loan)	4.00	6/1/27	10,000,000		11,424,500
Maryland Department of Transportation,
Consolidated Transportation Revenue	4.00	11/1/27	10,000,000		11,426,300
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	6,000,000		6,800,100
Montgomery County,
Consolidated Public Improvement GO	5.00	11/1/26	10,000,000		12,287,500
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/30	12,000,000		13,279,800
					69,173,797
Massachusetts - 1.5%
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	10,000,000		10,549,200
Massachusetts,
GO	1.24	11/1/18	2,000,000	[c]	2,000,300
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,767,205
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/33	5,000,000		5,682,100
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/34	1,000,000		1,142,940
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,139,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 1.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/36	850,000		965,252
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/44	2,505,000		2,841,822
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	1,180,000	[a]	1,281,976
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	820,000	[a]	890,864
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,471
					30,642,390
Michigan - 3.1%
Detroit,
Water Supply System Second Lien
Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,349,510
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,832,984
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	10,000,000		11,672,100
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	5,000,000		5,751,050
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/31	10,000,000		11,359,500
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/35	5,000,000		5,639,250
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	7,095,000		8,042,608
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,204,175
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,504,240
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,900,750

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 3.1% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,938,900
					64,195,067
Minnesota - .7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.63	11/15/18	12,000,000	[a]	12,989,400
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/22	1,500,000		1,749,060
					14,738,460
Mississippi - .1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC, FNMA and
GNMA)	4.38	12/1/18	335,000		339,670
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/24	450,000		547,443
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/25	250,000		307,838
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/26	550,000		682,737
					1,877,688
Missouri - 1.8%
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,505,000		1,740,683
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,125,000		2,580,005
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000		904,973
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/21	45,000		51,969
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/22	65,000		76,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 1.8% (continued)
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/23	75,000		90,620
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis University)	5.00	10/1/38	2,000,000		2,304,060
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000		31,002,662
					38,751,872
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/44	4,895,000		5,237,160
Nebraska - .5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	10,000,000		10,906,200
Nevada - 1.2%
Clark County,
Highway Revenue (Motor Vehicle Fuel
Tax) (Prerefunded)	5.00	7/1/19	10,000,000	[a]	10,837,700
Clark County School District,
GO (Insured; National Public Finance
Guarantee Corp.)	5.00	6/15/20	12,930,000		13,361,345
					24,199,045
New Jersey - 5.7%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	10,000,000		10,949,100
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	5,000,000		5,487,750
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	5,000,000		5,323,700
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.50	12/15/19	1,410,000		1,520,431
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	5,000,000		5,474,300
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,862,900

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 5.7% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,698,100
New Jersey Educational Facilities Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue)
(Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,238,550
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,129,699
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,448,057
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,156,740
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/24	1,000,000		1,174,830
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/25	1,060,000		1,252,878
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/26	1,000,000		1,184,180
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	7,000,000		7,666,610
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	5,000,000		5,292,350
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee Corp.)	5.50	12/15/21	10,000,000		11,364,800
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	10,000,000		10,320,500
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/19	10,000,000		10,538,400
Rutgers The State University,
GO	5.00	5/1/21	2,000,000		2,291,580
					118,375,455
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	5.00	8/1/19	10,000,000		10,765,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.3%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/32	750,000		809,655
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/33	900,000		967,698
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/34	1,000,000		1,071,770
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/32	7,000,000		8,419,320
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	4.00	2/15/44	5,000,000		5,279,950
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund) (Climate
Board Certified Green Bond)	5.00	11/15/33	5,000,000		6,092,350
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund) (Climate
Board Certified Green Bond)	5.25	11/15/33	5,000,000		6,258,150
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	2,250,000		2,434,657
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/31	10,000,000		12,046,800
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	720,000	[a]	778,968
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	9,030,000	[a]	9,769,557
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	10,000,000		10,736,200
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,444,500
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/30	2,000,000		2,479,420
New York City,
GO	5.00	8/1/23	5,000,000		6,048,050
New York City,
GO	5.00	8/1/24	5,000,000		6,139,050
New York City,
GO	5.00	10/1/25	2,500,000		2,879,325
New York City,
GO	5.00	8/1/26	5,660,000		6,653,556
New York City,
GO	5.00	8/1/28	16,000,000		18,302,080

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.3% (continued)
New York City Transitional Finance
Authority,
Future Tax Revenue	5.00	11/1/38	4,015,000		4,673,821
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/23	8,325,000		9,468,522
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	20,000,000		24,047,400
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	2,000,000		2,142,420
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.15	11/15/34	3,500,000	[f]	3,810,135
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	8,000,000	[f]	8,601,920
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	7,500,000		8,437,650
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	85,000		87,139
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	10,000,000		10,795,700
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,165,000		6,093,615
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/33	25,000,000		29,374,000
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/34	2,500,000		2,935,675
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,497,070
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/23	10,845,000		13,031,135
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/25	5,000,000		6,228,500
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	10,000,000		11,867,500
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/41	2,000,000		2,193,280
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,733,400
Port Authority of New York and New Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/36	3,000,000		3,284,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.3% (continued)
Port Authority of New York and New Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/37	3,400,000		3,722,014
Port Authority of New York and New Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/38	1,375,000		1,505,226
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/29	6,370,000		7,719,803
Suffolk County,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	5,000,000		5,657,750
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and
Tunnels)	0.00	11/15/29	10,000,000	[b]	6,904,400
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/23	5,000,000		5,761,050
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/26	2,500,000		3,019,575
					300,203,886
North Carolina - .9%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Prerefunded)	5.00	1/1/19	11,000,000	[a]	11,710,930
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/26	1,000,000		1,232,250
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/28	1,030,000		1,270,093
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/29	1,725,000		2,104,741
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/30	780,000		942,505
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue	5.00	1/1/24	1,585,000		1,683,302
					18,943,821
Ohio - 1.5%
Board of Education of the Winton Woods
City School District,
GO	5.00	11/1/42	1,750,000		1,945,195
Board of Education of the Winton Woods
City School District,
GO	5.00	11/1/47	2,590,000		2,871,326
Columbus,
GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000		3,466,478
Hamilton County,
Sewer System Improvement Revenue
(The Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/26	3,500,000		4,195,205
Montgomery County,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000		3,246,426
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.00	3/1/47	7,420,000		8,056,413

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio - 1.5% (continued)
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.50	3/1/47	2,500,000	2,795,850
Revere Local School District,
GO (School Facilities Improvement)	5.00	12/1/42	2,500,000	2,810,800
Revere Local School District,
GO (School Facilities Improvement)	5.00	12/1/45	2,100,000	2,356,872
				31,744,565
Oklahoma - .3%
Grand River Dam Authority,
Revenue	5.00	6/1/25	5,000,000	6,147,150
Oregon - .2%
Oregon Housing and Community Services
Department,
Mortgage Revenue (Single-Family
Mortgage Program)	4.00	1/1/47	4,740,000	5,106,023
Pennsylvania - 5.4%
Geisinger Authority,
Health Systems Revenue (General Health
System)	5.00	2/15/34	2,000,000	2,341,920
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	5,000,000	5,560,950
Pennsylvania,
GO	5.00	8/15/21	7,210,000	8,308,732
Pennsylvania,
GO	5.00	6/15/22	5,220,000	6,128,698
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,774,000
Pennsylvania,
GO	5.00	3/15/31	5,000,000	5,776,150
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	11,520,000	13,465,613
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/28	7,540,000	8,673,488
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	5,000,000	6,076,250
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/29	5,000,000	5,942,550
Pennsylvania Housing Finance Agency,
SFMR	4.00	10/1/46	3,000,000	3,247,500
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,820,852
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,099,536
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,279,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 5.4% (continued)
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/35	1,575,000	1,673,831
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/36	3,750,000	3,972,150
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/37	3,500,000	3,695,090
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/22	1,000,000	1,110,600
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/25	2,750,000	3,011,552
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/25	5,000,000	5,861,800
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/31	5,000,000	5,772,150
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/27	1,140,000	1,332,478
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/28	1,000,000	1,160,620
				113,085,968
South Carolina - 1.0%
Greenville County School District,
Installment Purchase Revenue (Building
Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000	3,202,500
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester County,
School Carolina Project)	5.00	12/1/28	1,750,000	2,057,423
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester County,
School Carolina Project)	5.00	12/1/29	2,000,000	2,336,900
South Carolina Public Service Authority,
Revenue	5.00	12/1/30	3,315,000	3,812,449
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/22	7,500,000	8,631,150
				20,040,422
South Dakota - .1%
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/25	1,800,000	2,049,498

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Dakota - .1% (continued)
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/27	500,000		561,155
					2,610,653
Tennessee - .3%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue	5.00	12/15/20	1,690,000		1,862,988
Tennessee Housing Development Agency,
Residential Finance Program Revenue	3.50	1/1/47	2,840,000		3,016,392
Tennessee Housing Development Agency,
Residential Financing Program Revenue	4.00	1/1/42	2,000,000		2,192,280
					7,071,660
Texas - 10.4%
Arlington Higher Education Finance
Corporation,
Education Revenue (Uplift Education)
(Insured; Texas Permanent School Fund
Guarantee Program)	4.00	12/1/42	2,760,000		2,889,858
Arlington Higher Education Finance
Corporation,
Revenue (Harmony Public Schools)
(Insured; Texas Permanent School Fund
Guarantee Program)	5.00	2/15/42	1,000,000		1,165,450
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/23	1,100,000		1,218,514
Culberson County-Allamoore Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/41	1,300,000		1,340,625
Dallas and Fort Worth,
Joint Improvement Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/31	5,000,000		5,636,600
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/26	3,000,000		3,365,790
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/27	3,400,000		3,812,148
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,802,836
Dallas Area Rapid Transit Senior Lien Sales
Tax,
Revenue	5.00	12/1/41	5,305,000		6,134,596
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,168,820
Forney Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	8/15/27	2,200,000		2,695,308
Forney Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program) (Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,058,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 10.4% (continued)
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/25	2,000,000		2,467,540
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	10,000,000		10,944,400
Harris County Flood Control District,
GO	5.00	10/1/26	10,000,000		12,131,500
Harris County Health Facilities Development
Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	5,455,650
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/22	6,500,000		7,625,605
Houston,
Combined Utility System First Lien
Revenue	5.00	5/15/21	5,000,000		5,735,100
Houston Community College System,
Limited Tax GO	5.00	2/15/32	8,200,000		9,500,766
Houston Community College System,
Limited Tax GO Bonds	5.00	2/15/21	2,250,000		2,563,785
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/26	10,000,000		11,889,300
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/29	2,885,000		3,461,192
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000		5,606,000
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000		3,551,490
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000		13,238,204
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	3.00	12/1/19	5,800,000		6,023,010
San Antonio Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/23	9,535,000		11,442,095
Schertz-Cibolo-Universal City Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/1/46	3,000,000		3,180,300
Texas Public Finance Authority,
GO	5.00	10/1/23	4,220,000		4,866,082
Texas Public Finance Authority,
GO	5.00	10/1/24	5,000,000		6,174,650
Texas Public Finance Authority,
GO (Prerefunded)	5.00	10/1/21	5,165,000	[a]	6,005,449
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	5,900,000		7,286,087
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	4,000,000		4,911,040
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000		12,252,200
Texas Water Development Board,
Revenue	5.00	10/15/45	21,165,000		24,532,351
					218,132,411

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utah - .7%
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/29	2,500,000	3,029,175
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/30	2,000,000	2,402,680
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/31	2,400,000	2,865,648
Utah Associated Municipal Power Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000	6,525,228
				14,822,731
Virginia - .4%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	4.00	5/15/29	5,000,000	5,418,900
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000	2,552,549
				7,971,449
Washington - 3.9%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/20	10,955,000	12,285,704
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/31	7,500,000	8,270,100
FYI Properties,
LR (State of Washington Department of
Information Services Project)	5.25	6/1/29	5,625,000	6,073,650
King County,
Sewer Improvement Revenue	5.00	7/1/39	20,000,000	22,817,200
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000	2,071,528
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000	1,177,720
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000	3,324,362
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/22	5,000,000	5,901,400
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/23	5,000,000	6,014,800
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000	6,375,874
Washington Health Care Facilities Authority,
Revenue (Providence Health and
Services)	5.00	10/1/21	5,550,000	6,365,628
				80,677,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia - 1.1%
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/28	10,000,000		11,606,800
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/29	10,000,000		11,591,100
					23,197,900
Wisconsin - 1.3%
Wisconsin,
GO (Prerefunded)	5.00	5/1/20	5,000,000	[a]	5,567,350
Wisconsin Health and Educational Facilities
Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/34	10,000,000		10,538,800
Wisconsin Transportation,
Revenue	5.00	7/1/36	1,800,000		2,099,322
Wisconsin Transportation,
Revenue	5.00	7/1/37	1,600,000		1,861,536
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,163,830
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,157,140
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,152,230
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		574,030
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,285,020
					26,399,258
U.S. Related - .6%
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,179,810
Guam,
LOR (Section 30)	5.00	12/1/28	2,000,000		2,310,020
Guam,
LOR (Section 30)	5.00	12/1/29	2,000,000		2,288,640
Puerto Rico Electric Power Authority,
Power Revenue	5.25	7/1/18	5,000,000		3,387,500
Puerto Rico Public Buildings Authority,
Government Facilities Revenue
(Escrowed to Maturity)	5.75	7/1/17	5,000		5,020
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	2,500,000	[g]	502,325
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	11,000,000		2,832,500
					12,505,815
Total Long-Term Municipal Investments
(cost $2,012,130,401)					2,086,396,404

Short-Term Municipal Investments - .3%
Mississippi - .2%
Mississippi Business Finance Corporation,
Revenue (Chevron Corporation)	0.80	6/1/17	5,400,000 [h]	5,400,000
New York - .1%
New York State Dormitory Authority,
Revenue (University of Rochester) (LOC;
HSBC Bank USA)	0.80	6/1/17	1,425,000 [h]	1,425,000
Total Short-Term Municipal Investments
(cost $6,825,000)				6,825,000
Total Investments (cost $2,018,955,401)			99.9%	2,093,221,404
Cash and Receivables (Net)			0.1%	1,864,382
Net Assets			100.0%	2,095,085,786

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Non-income producing—security in default.
e The fund held Level 3 securities at May 31, 2017, this security was valued at $14,258 or .0% of net assets.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$12,412,055 or .59% of net assets.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Short
U.S. Treasury 10 Year Notes	166	(20,965,281)	September 2017	(45,660)
U.S. Treasury 5 Year Notes	221	(26,147,063)	September 2017	(14,896)
Ultra 10 Year U.S. Treasury Notes	500	(67,867,187)	September 2017	(250,844)
Gross Unrealized Depreciation				(311,400)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †	-	2,093,207,146	-	2,093,221,404
Liabilities ($)
Other Financial Instruments:
Futures ††	(311,400)	-	-	(311,400)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2017, accumulated net unrealized appreciation on investments was $74,266,003, consisting of $89,040,112 gross unrealized appreciation and $14,774,109 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.6%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.90	6/7/17	12,700,000	[a]	12,700,000
Alaska - 1.2%
Tender Option Bond Trust Receipts (Series
2017-XL0044),
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.88	6/7/17	5,750,000	[a,b,c]	5,750,000
Arizona - .6%
Casa Grande Industrial Development
Authority,
MFHR, Refunding (Center Park
Apartments Project) (LOC; FNMA)	0.83	6/7/17	2,010,000	[a]	2,010,000
Phoenix Industrial Development Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	0.86	6/7/17	1,140,000	[a]	1,140,000
					3,150,000
California - 13.7%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (The Grauer Foundation for
Education Project) (LOC; Comerica
Bank)	0.85	6/7/17	2,185,000	[a]	2,185,000
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	0.83	6/7/17	6,585,000	[a]	6,585,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	0.85	6/7/17	5,900,000	[a]	5,900,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project) (LOC;
FHLB)	0.83	6/7/17	10,800,000	[a]	10,800,000
California Health Facilities Financing
Authority,
Revenue (Dignity Health) (LOC;
JPMorgan Chase Bank)	0.92	6/7/17	3,600,000	[a]	3,600,000
California Municipal Finance Authority,
MFHR (Pacific Meadows Apartments)
(Liquidity Facility; FHLMC and LOC;
FHLMC)	0.81	6/7/17	2,945,000	[a]	2,945,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 13.7% (continued)
California Pollution Control Financing
Authority,
SWDR (Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	0.89	6/7/17	1,500,000	[a]	1,500,000
California Statewide Communities
Development Authority,
CP (Kaiser Permanente)	0.88	6/8/17	8,575,000		8,574,803
California Statewide Communities
Development Authority,
MFHR (Pine View Apartments) (LOC;
Citibank NA)	0.84	6/7/17	4,500,000	[a]	4,500,000
RIB Floater Trust (Series 2017-004),
(California Health Facilities Financing
Authority, Revenue (Dignity Health))
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.86	6/7/17	14,000,000	[a,b,c]	14,000,000
Sacramento County Housing Authority,
MFHR, Refunding (Stonebridge
Apartments) (LOC; FNMA)	0.81	6/7/17	5,300,000	[a]	5,300,000
San Diego County,
COP (Friends of Chabad Lubavitch)
(LOC; Comerica Bank)	0.83	6/7/17	400,000	[a]	400,000
Tender Option Bond Trust
Receipts/Certificates Various States,
Revenue (El Camino Hospital)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	0.84	6/7/17	700,000	[a,b,c]	700,000
					66,989,803
Colorado - 5.5%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Telluride Mountain School
Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	1,165,000	[a]	1,165,000
Colorado Health Facilities Authority,
Revenue (Arapahoe House Project)
(LOC; Wells Fargo Bank)	0.86	6/7/17	1,835,000	[a]	1,835,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.88	6/7/17	24,000,000	[a]	24,000,000
					27,000,000
Delaware - 4.0%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health
Services)	0.80	6/1/17	19,710,000	[a]	19,710,000
District of Columbia - .2%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	0.88	6/7/17	1,000,000	[a]	1,000,000
Florida - 2.7%
Brevard County,
Revenue (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	0.91	6/7/17	445,000	[a]	445,000

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 2.7% (continued)
Florida Municipal Power Agency,
Revenue, Refunding (All-Requirements
Power Supply Project) (LOC; Bank of
America)	0.83	6/1/17	10,075,000	[a]	10,075,000
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.86	6/7/17	2,900,000	[a]	2,900,000
					13,420,000
Illinois - 6.5%
Illinois Development Finance Authority,
Revenue (American Academy of
Dermatology Project) (LOC; JPMorgan
Chase Bank)	0.87	6/7/17	1,225,000	[a]	1,225,000
Illinois Development Finance Authority,
Revenue (Evanston Northwestern
Healthcare Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.78	6/1/17	13,635,000	[a]	13,635,000
Illinois Finance Authority,
Revenue (Everest Academy of Lemont
Inc. Project) (Liquidity Facility; FHLB
and LOC; FHLB)	0.86	6/7/17	2,010,000	[a]	2,010,000
Illinois Finance Authority,
Revenue (Marwen Foundation Project)
(LOC; Northern Trust Company)	0.84	6/7/17	5,080,000	[a]	5,080,000
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	0.80	6/7/17	7,740,000	[a]	7,740,000
Lake Villa,
Revenue (The Allendale Association
Project) (LOC; Wells Fargo Bank)	0.82	6/7/17	1,880,000	[a]	1,880,000
					31,570,000
Indiana - 4.1%
Crawfordsville,
IDR, Refunding (National Service
Industries, Inc. Project) (LOC; Wells
Fargo Bank)	0.86	6/7/17	4,000,000	[a]	4,000,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	0.82	6/7/17	5,350,000	[a]	5,350,000
Indiana Development Finance Authority,
Educational Facilities Revenue (Brebeuf
Preparatory School Project) (LOC;
JPMorgan Chase Bank)	0.87	6/7/17	3,500,000	[a]	3,500,000
Indiana Health Facility Financing
Authority,
Revenue (Anthony Wayne
Rehabilitation Center for Handicapped
and Blind, Inc. Project) (LOC; Wells
Fargo Bank)	0.86	6/7/17	1,900,000	[a]	1,900,000
Saint Joseph County,
Health Care Facility Revenue (South
Bend Medical Foundation Project)
(LOC; PNC Bank NA)	0.82	6/7/17	5,255,000	[a]	5,255,000
					20,005,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - .4%
Iowa Finance Authority,
EDR (Iowa West Foundation Project)
(LOC; U.S. Bank NA)	0.84	6/7/17	1,880,000	[a]	1,880,000
Kentucky - .9%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC; UBS AG)	0.87	6/7/17	3,625,000	[a]	3,625,000
Lexington-Fayette Urban County
Government,
Industrial Building Revenue
(Community Action Council Project)
(LOC; PNC Bank NA)	0.82	6/7/17	705,000	[a]	705,000
					4,330,000
Louisiana - 1.0%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.81	6/1/17	5,000,000	[a]	5,000,000
Maryland - 1.3%
Baltimore County,
Revenue (Cross Creek Apartments
Facility) (LOC; PNC Bank NA)	0.79	6/7/17	4,165,000	[a]	4,165,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC; Bank
of America)	0.90	6/7/17	2,145,000	[a]	2,145,000
					6,310,000
Minnesota - .3%
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	240,000	[a]	240,000
Minnesota Higher Education Facilities
Authority,
Revenue (Macalester College)	0.84	6/7/17	1,200,000	[a]	1,200,000
					1,440,000
Mississippi - 3.7%
Jackson County,
Port Facility Revenue, Refunding
(Chevron U.S.A. Inc. Project)	0.78	6/1/17	16,900,000	[a]	16,900,000
Mississippi Business Finance Corporation,
Revenue, Refunding (Jackson Heart
Realty Refunding Project) (LOC; FHLB)	0.83	6/7/17	1,000,000	[a]	1,000,000
					17,900,000
New Jersey - 5.1%
Lawrence Township,
BAN	2.00	7/21/17	2,600,000		2,603,740
New Jersey Economic Development
Authority,
EDR (Community Options, Inc. Project)
(LOC; Wells Fargo Bank)	0.91	6/7/17	400,000	[a]	400,000
New Jersey Economic Development
Authority,
Revenue (ESARC, Inc.) (Liquidity
Facility; TD Bank)	0.81	6/7/17	1,140,000	[a]	1,140,000

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 5.1% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (AHS Hospital Corporation
Issue) (LOC; JPMorgan Chase Bank)	0.77	6/7/17	4,300,000	[a]	4,300,000
Tender Option Bond Trust Receipts (Series
2016-XF2370),
(New Jersey Transportation Trust Fund
Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	0.84	6/7/17	3,870,000	[a,b,c]	3,870,000
Tender Option Bond Trust Receipts (Series
2016-ZF0468),
(New Jersey Transportation Trust Fund
Authority (Transportation System))
(LOC; Royal Bank of Canada)	0.83	6/7/17	11,500,000	[a,b,c]	11,500,000
Tender Option Bond Trust Receipts (Series
2016-ZF0470),
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank of
Canada)	0.83	6/7/17	1,200,000	[a,b,c]	1,200,000
					25,013,740
New York - 18.4%
Eastport-South Manor Central School
District,
TANS	2.00	6/23/17	5,000,000		5,003,184
JPMorgan Chase Putters/Drivers Trust
(Series 5012),
(Battery Park City Authority, Junior
Revenue) (Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan Chase
Bank)	0.84	6/1/17	2,500,000	[a,b,c]	2,500,000
Metropolitan Transportation Authority of
New York,
(Liquidity Facility; Citibank NA)	0.83	6/7/17	2,590,000	[a,b,c]	2,590,000
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.82	6/1/17	13,010,000	[a]	13,010,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.86	6/1/17	11,000,000	[a]	11,000,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T Trust)	0.90	6/7/17	3,700,000	[a]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.82	6/1/17	17,000,000	[a]	17,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.82	6/1/17	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 18.4% (continued)
Tender Option Bond Trust Receipts (Series
2016-XF2360),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank NA)	0.81	6/7/17	700,000	[a,b,c]	700,000
Tompkins County Industrial Development
Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	0.88	6/7/17	5,300,000	[a]	5,300,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.83	6/1/17	24,000,000	[a]	24,000,000
					89,803,184
North Carolina - .5%
North Carolina Capital Facilities Finance
Agency,
Revenue (North Carolina Aquarium
Society Project) (LOC; Bank of America)	0.83	6/7/17	1,620,000	[a]	1,620,000
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Lower
Cape Fear Hospice, Inc.) (LOC; Branch
Banking and Trust Co.)	0.81	6/7/17	1,050,000	[a]	1,050,000
					2,670,000
Ohio - 6.3%
Allen County,
Hospital Facilities Revenue (Catholic
Healthcare Partners) (LOC; Bank of
Tokyo-Mitsubishi UFJ)	0.78	6/1/17	10,070,000	[a]	10,070,000
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	0.82	6/7/17	3,190,000	[a]	3,190,000
RIB Floater Trust (Series 2017-003),
(Middletown, Hospital Facilities
Revenue (Premier Health Partners
Obligated Group)) (Liquidity Facility;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	0.93	6/7/17	10,200,000	[a,b,c]	10,200,000
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	0.82	6/7/17	5,470,000	[a]	5,470,000
Stark County Port Authority,
Revenue (Community Action Agency
Project) (LOC; JPMorgan Chase Bank)	0.86	6/7/17	1,665,000	[a]	1,665,000
					30,595,000
Pennsylvania - .1%
Pennsylvania Economic Development
Financing Authority,
EDR (Homewood Retirement Centers
Project) (LOC; M&T Bank)	0.98	6/7/17	400,000	[a]	400,000

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - .5%
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina Project)
(LOC; Wells Fargo Bank)	0.86	6/7/17	2,290,000	[a]	2,290,000
Tennessee - 3.6%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.86	6/1/17	5,200,000	[a]	5,200,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.82	6/7/17	8,725,000	[a]	8,725,000
Clarksville Public Building Authority,
Revenue (City OF Morristown Loans)
(LOC; Bank of America)	0.86	6/1/17	2,055,000	[a]	2,055,000
Hawkins County Industrial Development
Board,
IDR, Refunding (Leggett and Platt, Inc.
Project) (LOC; Wells Fargo Bank)	0.97	6/7/17	1,750,000	[a]	1,750,000
					17,730,000
Texas - 12.4%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.82	6/7/17	24,000,000	[a]	24,000,000
Gulf Coast Industrial Development
Authority,
Revenue (Petrounited Term Inc.) (LOC;
BNP Paribas)	0.88	6/7/17	2,350,000	[a]	2,350,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.80	6/1/17	24,000,000	[a]	24,000,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	0.82	6/7/17	3,600,000	[a]	3,600,000
Port of Arthur Navigation District
Industrial Development Corporation,
Exempt Facilities Revenue (Air
Products Project)	0.81	6/1/17	6,600,000	[a]	6,600,000
					60,550,000
Utah - .4%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	0.86	6/7/17	2,185,000	[a]	2,185,000
Vermont - .2%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; Wells Fargo Bank)	0.98	6/7/17	870,000	[a]	870,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - 1.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue (LOC;
Bank of America)	0.84	6/7/17	7,530,000	[a]	7,530,000
Washington Housing Finance Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	0.86	6/7/17	495,000	[a]	495,000
					8,025,000
Wisconsin - 2.2%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.86	6/7/17	5,250,000	[a]	5,250,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Goodwill Industries of North
Central Wisconsin, Inc.) (LOC; Wells
Fargo Bank)	0.86	6/7/17	5,470,000	[a]	5,470,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.87	6/7/17	155,000	[a]	155,000
					10,875,000

Total Investments (cost $489,161,727)			100.0%		489,161,727
Liabilities, Less Cash and Receivables			0.0%		(115,840)
Net Assets			100.0%		489,045,887

a	Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $53,010,000 or 10.84% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	489,161,727
Level 3 - Significant Unobservable Inputs	-
Total	489,161,727

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .4%
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	3,500,000		3,812,305
Alaska - .3%
Valdez,
Marine Terminal Revenue (BP Pipelines
(Alaska) Inc. Project)	5.00	1/1/18	3,000,000		3,066,390
Arizona - 2.2%
Arizona,
COP	5.00	10/1/19	7,000,000		7,626,220
Coconino County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	1,100,000	[a]	1,102,904
Maricopa County,
COP (Lease Purchase Agreement)	5.00	7/1/18	5,000,000		5,222,700
Maricopa County Pollution Control
Corporation,
PCR (Arizona Public Service Company
Palo Verde Project)	1.75	5/30/18	5,000,000		5,028,300
Phoenix Union High School District Number
210,
GO (School Improvement Bonds)	5.00	7/1/20	1,000,000		1,118,230
					20,098,354
Arkansas - .6%
Arkansas,
GO	5.00	4/1/20	5,000,000		5,565,450
California - 10.2%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.50	4/2/18	8,160,000		8,176,891
California,
GO	5.00	8/1/20	8,000,000		8,998,400
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	1.25	10/1/20	5,000,000		4,988,600
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	10/17/17	1,390,000		1,411,086
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	1.00	8/15/19	10,000,000		9,952,300
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/18	500,000		512,990
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/19	1,000,000		1,062,010
California Pollution Control Finance
Authority,
SWDR (USA Waste Services, Inc. Project)	1.50	6/1/18	1,500,000		1,503,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 10.2% (continued)
California State University Trustees,
Systemwide Revenue	3.00	11/1/19	1,690,000		1,754,203
Chula Vista,
IDR (San Diego Gas and Electric
Company)	1.65	7/1/18	20,130,000		20,144,091
Escondido Union School District,
GO	4.00	8/1/18	1,000,000		1,037,120
Escondido Union School District,
GO	4.00	8/1/20	1,250,000		1,367,538
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/19	7,000,000		7,532,770
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/20	3,000,000		3,329,460
Hayward Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	8/1/20	12,500,000	[b,c]	3,868,250
Simi Valley Unified School District,
GO	5.00	8/1/19	1,000,000		1,088,290
Simi Valley Unified School District,
GO	5.00	8/1/20	1,000,000		1,125,140
Simi Valley Unified School District,
GO	5.00	8/1/21	1,000,000		1,158,380
South Monterey County Joint Union High
School District,
GO	5.00	8/1/19	1,665,000		1,801,130
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/18	2,750,000		2,885,437
Sulphur Springs Union School District,
GO, BAN (Escrowed to Maturity)	0.00	1/1/18	2,750,000	[c]	2,736,278
Sulphur Springs Union School District,
GO, BAN (Escrowed to Maturity)	0.00	7/1/19	5,000,000	[c]	4,898,200
					91,331,849
Colorado - 2.0%
Colorado Educational and Cultural Facilities
Authority,
Revenue (Johnson and Wales University
Project)	5.00	4/1/20	1,300,000		1,427,244
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	1.88	11/6/19	5,000,000		5,046,700
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment Revenue	5.00	12/1/17	4,005,000		4,084,099
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/18	5,000,000		5,199,950
University of Colorado Hospital Authority,
Revenue	4.00	3/1/20	2,000,000	[a]	2,123,620
					17,881,613
Connecticut - 2.9%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,062,340

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 2.9% (continued)
Connecticut,
GO	1.49	6/15/18	11,495,000		11,507,759
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	1.38	7/11/18	7,500,000		7,527,450
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	1.20	2/1/19	5,000,000		5,007,000
					26,104,549
Delaware - .4%
Delaware,
GO	5.00	3/1/20	3,650,000		4,053,799
Florida - 4.9%
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	3,685,000		3,971,693
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	3,000,000		3,333,840
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000		3,893,436
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/20	4,000,000		4,504,920
Miami-Dade County School Board,
COP (Master Lease Purchase Agreement
with Miami-Dade County School Board
Foundation, Inc.)	4.00	11/1/17	3,205,000		3,246,921
Miami-Dade County School Board,
COP (Master Lease Purchase Agreement
with Miami-Dade County School Board
Foundation, Inc.)	5.00	5/1/18	5,000,000		5,185,000
Orange County Health Facilities Authority,
HR (Orlando Health, Inc.)	5.25	10/1/20	5,000,000		5,480,250
Orlando Utilities Commission Utility System,
Revenue	5.00	10/1/20	2,000,000	[a]	2,246,160
Orlando-Orange County Expressway
Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/21	5,000,000		5,612,200
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/19	2,000,000		2,110,660
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/20	2,000,000		2,142,080
Putnam County Development Authority,
PCR (Seminole Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000		2,332,958
					44,060,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia - 2.4%
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000	1,023,440
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	5,000,000	5,075,450
Georgia Municipal Association, Inc.,
Installment Sale Program, COP (City
Court of Atlanta Project)	5.00	12/1/19	2,270,000	2,476,525
Monroe County Development Authority,
PCR (Gulf Power Company Plant Scherer
Project)	2.00	6/21/18	7,000,000	7,057,330
Muscogee County School District,
GO (LOC; State Aid Withholding)	4.00	10/1/19	2,000,000	2,136,820
Richmond County Board of Education,
GO Sales Tax Bonds	5.00	10/1/20	3,000,000	3,389,220
				21,158,785
Illinois - 5.5%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/18	6,000,000	6,141,660
Chicago,
Second Lien Water Revenue	5.00	11/1/19	3,250,000	3,516,760
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	9.00	3/1/32	2,400,000	2,402,880
Chicago Board of Education,
Unlimited Tax GO (Dedicated Revenues)	5.00	12/1/17	2,345,000	2,323,684
Chicago Board of Education,
Unlimited Tax GO (Dedicated Revenues)	4.25	12/1/18	5,020,000	4,763,478
Chicago Board of Education,
Unlimited Tax GO (Dedicated Revenues)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/18	1,455,000	1,478,513
Illinois,
GO	5.00	7/1/17	3,150,000	3,159,040
Illinois,
GO	4.00	7/1/18	5,000,000	5,080,100
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000	1,976,778
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000	10,477,900
Illinois Department of Employment Security,
Unemployment Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000	2,003,360
Illinois Development Finance Authority,
Revenue (Saint Vincent de Paul Center
Project)	1.88	3/1/19	3,500,000	3,534,510
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000	2,120,600
				48,979,263
Indiana - 2.2%
Indiana Finance Authority,
EIR (Southern Indiana Gas and Electric
Company Project)	1.95	9/14/17	2,500,000	2,507,275

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana - 2.2% (continued)
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Subordinate
Credit Group)	2.80	8/1/19	1,720,000	[a]	1,773,492
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.85	10/1/19	10,000,000		10,080,700
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.49	12/2/19	5,000,000	[a]	5,000,200
					19,361,667
Kentucky - 2.9%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/20	10,000,000		11,240,700
Kentucky Property and Buildings
Commission,
Revenue (Project Number 99)	5.00	11/1/17	4,200,000		4,273,542
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		10,023,700
					25,537,942
Louisiana - 2.1%
East Baton Rouge Sewerage Commission,
Revenue	1.20	8/1/18	7,055,000		7,027,415
England District Sub-District Number 1,
Revenue (State of Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,081,273
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/18	5,000,000		5,191,800
Louisiana Public Facilities Authority,
Revenue (Hurricane Recovery Program)	5.00	6/1/20	2,800,000		3,097,724
					18,398,212
Maryland - .6%
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,015,900
Massachusetts - 1.9%
Massachusetts,
GO (Consolidation Loan)	1.05	7/1/20	10,000,000		9,911,200
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	4.00	7/1/18	2,780,000		2,850,445
Massachusetts Health and Educational
Facilities Authority,
Revenue (University of Massachusetts
Issue)	1.15	4/1/19	4,000,000		4,005,360
					16,767,005
Michigan - 3.7%
Michigan,
Grant Anticipation Bonds	5.00	3/15/20	3,700,000		4,101,191
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/20	2,250,000		2,538,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.7% (continued)
Michigan Finance Authority,
Hospital Project Revenue (Ascension
Senior Credit Group)	1.10	8/15/19	3,000,000	2,993,490
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	4.00	10/1/17	1,155,000	1,166,723
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	5.00	10/1/18	2,280,000	2,391,424
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,500,000	1,561,815
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,000,000	1,041,210
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/20	5,525,000	6,003,465
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	10,000,000	10,455,400
Michigan Strategic Fund,
LOR (The Detroit Edison Company
Pollution Control Bonds Project)	1.45	9/1/21	1,000,000	988,280
				33,241,628
Minnesota - .4%
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.00	11/15/18	1,755,000	1,831,079
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.00	11/15/18	2,050,000	2,138,868
				3,969,947
Missouri - .4%
Missouri State Environmental Improvement
and Energy Resources Authority,
EIR (Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,442,228
Nebraska - 1.8%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	14,625,000	15,950,317
Nevada - 1.7%
Clark County Nevada Airport System,
Revenue	4.00	7/1/19	3,000,000	3,177,390

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada - 1.7% (continued)
Clark County Nevada Airport System,
Revenue	5.00	7/1/20	3,010,000		3,351,304
Clark County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	3,000,000	[a]	3,007,920
Washoe County,
Gas Facilities Revenue (Sierra Pacific
Power Company Projects)	1.50	6/3/19	5,500,000		5,471,840
					15,008,454
New Hampshire - .1%
New Hampshire Business Finance Authority,
SWDR (Waste Management, Inc. Project)	2.13	6/1/18	1,000,000		1,008,370
New Jersey - 4.5%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	6,500,000		6,700,980
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/20	3,000,000		3,228,570
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	12/15/18	1,500,000		1,563,780
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/19	10,700,000		11,240,457
New Jersey Sports and Exposition Authority,
State Contract Bonds	5.00	9/1/18	3,950,000		4,088,447
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.75	6/15/17	2,500,000		2,504,625
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured; XLCA)	5.00	12/15/17	2,500,000		2,553,825
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/21	5,000,000		5,176,550
New Jersey Water Supply Authority,
Manasquan Reservoir Water Supply
System Revenue	5.00	8/1/19	2,670,000		2,900,715
					39,957,949
New Mexico - .3%
New Mexico Finance Authority,
Subordinate Lien Public Project
Revolving Fund Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,609,585
New York - 11.8%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)	5.00	7/15/17	155,000		155,722
Harrisville Central School District,
GO Notes, BAN	1.50	7/19/17	3,500,000		3,500,875
Long Island Power Authority,
Electric System General Revenue	1.34	11/1/18	10,000,000		10,011,800
Metropolitan Transportation Authority,
Transportation Revenue	5.00	2/15/20	10,000,000		10,954,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 11.8% (continued)
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/20	1,000,000		1,119,520
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		10,723,800
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.25	8/1/17	5,000,000	[a]	4,998,000
New York City Housing Development
Corporation,
MFHR (Sustainable Neighborhood
Bonds)	1.38	5/1/20	5,000,000		5,009,300
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; National Public
Finance Guarantee Corp.)	3.23	3/1/23	2,000,000	[a]	1,999,740
New York State Environmental Facilities
Corporation,
SWDR (Waste Management, Inc. Project)	2.75	7/1/17	2,000,000		2,002,540
New York State Environmental Facilities
Corporation,
SWDR (Waste Management, Inc. Project)	1.25	8/1/17	1,500,000	[a]	1,500,000
New York State Housing Finance Agency,
Affordable Housing Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	1.00	11/1/19	3,465,000		3,459,491
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	15,475,000		16,643,053
New York State Urban Development
Corporation,
Service Contract Revenue	5.00	1/1/21	5,005,000		5,508,853
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	1.30	12/1/18	15,000,000		15,024,450
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and
Tunnels) (Insured; Assured Guaranty
Municipal Corp.)	1.18	1/1/19	250,000		249,928
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	4.00	6/1/19	3,000,000		3,141,780
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/20	2,500,000		2,735,300
Yonkers,
GO	3.00	8/1/17	2,045,000		2,051,749
Yonkers,
GO	4.00	8/1/18	3,130,000		3,229,816
Yonkers,
GO	4.00	9/1/18	1,230,000		1,272,681
					105,292,798
North Carolina - .4%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Wake
Forest Baptist Obligated Group)	1.52	12/1/17	2,300,000		2,297,309

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina - .4% (continued)
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/20	890,000	992,510
				3,289,819
Ohio - .6%
Hamilton County,
Sales Tax Revenue	4.00	12/1/20	1,280,000	1,405,094
Miami University (A State University of
Ohio),
General Receipts Revenue	5.00	9/1/19	4,015,000	4,371,331
				5,776,425
Oklahoma - .8%
Oklahoma County Independent School,
GO	5.00	7/1/20	3,625,000	4,036,619
Oklahoma County Independent School
District Number 12,
GO Combined Purpose Bonds (Edmond
School District)	2.00	8/1/19	3,020,000	3,085,323
				7,121,942
Pennsylvania - 9.1%
Delaware River Port Authority,
Port District Project Revenue	5.00	1/1/18	1,080,000	1,101,665
Norwin School District,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	11/15/20	1,325,000	1,451,220
Pennsylvania,
GO	5.00	8/15/19	4,995,000	5,434,011
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge Replacement
Project)	4.00	6/30/18	4,000,000	4,103,520
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge Replacement
Project)	5.00	6/30/19	2,500,000	2,661,250
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge Replacement
Project)	5.00	12/31/19	2,000,000	2,156,080
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge Replacement
Project)	5.00	6/30/20	2,000,000	2,179,180
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc. Project)	2.25	7/1/19	5,000,000	5,064,250
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	3,720,000	4,036,498
Pennsylvania Higher Educational Facilities
Authority,
Revenue	5.00	6/15/20	11,030,000	12,303,083

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 9.1% (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	1.42	12/1/18	5,000,000	5,000,050
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000	6,749,256
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	8/1/17	3,690,000	3,715,978
Philadelphia School District,
GO	5.00	9/1/18	5,350,000	5,566,942
Pittsburgh,
GO	5.00	9/1/18	7,000,000	7,350,770
Pittsburgh and Allegheny County Sports and
Exhibition Authority,
Regional Asset District Sales Tax
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000	2,606,370
Scranton School District,
GO	3.00	6/1/17	150,000	150,000
Scranton School District,
GO	3.00	6/1/17	300,000	300,000
Scranton School District,
GO	4.00	6/1/18	215,000	219,577
Scranton School District,
GO	4.00	6/1/18	250,000	255,323
State Public School Building Authority,
Revenue (Albert Gallatin Area School
District Project)	1.47	9/1/18	2,665,000	2,664,280
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	6/1/17	1,500,000	1,500,000
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000	5,059,048
				81,628,351
Rhode Island - .7%
Rhode Island Commerce Corporation,
Grant Anticipation Bonds (Rhode Island
Department of Transportation)	5.00	6/15/19	2,000,000	2,150,380
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/18	1,250,000	1,291,013
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/19	1,500,000	1,594,590
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/20	1,500,000	1,633,155
				6,669,138
South Carolina - 1.5%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/18	5,000,000	5,265,350

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 1.5% (continued)
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/19	7,500,000		8,137,200
					13,402,550
Tennessee - 1.2%
Memphis-Shelby County Airport Authority,
Airport Revenue	5.38	7/1/18	3,175,000		3,320,034
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (Ascension Senior Credit
Group)	1.55	11/3/20	7,500,000		7,538,100
					10,858,134
Texas - 12.5%
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/14/19	4,000,000		4,152,080
Clear Creek Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	8/15/18	2,000,000		2,007,100
Corpus Christi,
General Improvement Bonds	4.00	3/1/19	2,000,000		2,103,580
Dallas Independent School District,
Limited Maintenance Tax Notes	1.50	8/15/18	4,050,000		4,064,377
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/21	3,000,000		3,385,440
Denton Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/20	1,000,000	[a]	1,021,120
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/19	9,925,000		10,104,940
Fort Bend Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	0.90	8/1/18	5,500,000		5,487,240
Harris County Cultural Education Facilities
Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/18	1,550,000		1,636,986
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	4.88	9/1/17	5,000,000		5,016,700
Houston Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	3.00	6/1/19	5,000,000	[a]	5,184,050
Katy Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,033,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 12.5% (continued)
Lamar Consolidated Independent School
District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/18	9,300,000	9,302,790
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Construction Revenue
(CHF - Collegiate Housing Commerce,
L.L.C. - Texas A&M University -
Commerce Project)	1.00	2/1/18	1,460,000	1,458,058
North Central Texas Health Facilities
Development Corporation,
HR (Children's Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,008,590
North Harris County Regional Water
Authority,
Senior Lien Revenue	5.00	12/15/19	1,150,000	1,261,205
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	6/1/18	9,550,000	9,576,549
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/21	5,000,000	5,110,750
Plano,
Tax Notes	5.00	9/1/20	2,125,000	2,392,941
Round Rock Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.50	8/1/21	10,000,000	10,002,000
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	2.00	8/1/17	8,710,000	8,721,758
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	2.00	8/1/18	2,810,000	2,839,926
Texas,
GO	4.00	10/1/20	5,845,000	6,424,415
Texas Department of Housing and
Community Affairs,
MFHR (Fifty Oaks and Edinburg Village
Apartments)	0.65	8/1/17	2,100,000	2,098,278
Texas Municipal Gas Acquisition and Supply
Corporation I,
Gas Supply Senior Lien Revenue	5.25	12/15/18	3,325,000	3,511,333
				111,905,606
Virginia - 1.9%
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	5.00	6/15/18	1,750,000	1,823,203
Peninsula Ports Authority of Virginia,
Coal Terminal Revenue (Dominion
Terminal Associates Project - Dominion
Energy Terminal Company Issue)	1.55	10/1/19	2,750,000	2,745,820

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.9% (continued)
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/19	12,075,000		12,224,126
					16,793,149
Washington - 2.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,264,395
Port of Seattle,
Passenger Facility Charge Revenue	5.00	12/1/21	5,000,000		5,626,700
Seattle,
Municipal Light and Power Revenue	1.44	11/1/18	7,500,000		7,500,300
Washington,
COP (State and Local Agency Personal
Property)	4.00	7/1/20	1,000,000		1,085,770
Washington,
COP (State and Local Agency Real and
Personal Property)	5.00	7/1/20	3,345,000		3,732,920
					24,210,085
West Virginia - .3%
West Virginia Economic Development
Authority,
Solid Waste Disposal Facilities Revenue
(Appalachian Power Company - Amos
Project)	1.70	9/1/20	2,500,000		2,485,575
Wisconsin - 2.1%
La Crosse County,
GO, BAN	1.00	10/15/17	6,200,000		6,200,124
Muskego,
GO Promissory Notes	2.25	9/1/18	1,500,000		1,504,995
Stanley,
Sewerage System Revenue, BAN	2.25	3/1/18	4,725,000		4,739,553
Wisconsin,
COP (Master Lease Certificates)	4.00	3/1/19	2,340,000		2,454,917
Wisconsin,
COP (Master Lease Certificates)	5.00	3/1/20	2,280,000		2,503,873
Wisconsin Health and Educational Facilities
Authority,
Revenue (Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,533,945
					18,937,407
U.S. Related - .1%
Puerto Rico Highways and Transportation
Authority,
Transportation Revenue	5.00	7/1/17	2,885,000		717,644
Total Long-Term Municipal Investments
(cost $896,090,794)					895,470,302
Short-Term Municipal Investments - .1%

Mississippi - .0%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.80	6/1/17	400,000	[d]	400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - .1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - .1%
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.77	6/1/17	900,000 [d]	900,000
Total Short-Term Municipal Investments
(cost $1,300,000)				1,300,000
Total Investments (cost $897,390,794)			100.2%	896,770,302
Liabilities, Less Cash and Receivables			(0.2%)	(2,121,810)
Net Assets			100.0%	894,648,492

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	896,770,302	-	896,770,302

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized depreciation on investments was $620,492, consisting of $3,244,520 gross unrealized appreciation and $3,865,012 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1%	Rate (%)	Date	Amount ($)	Value ($)
Illinois - .7%
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,150,000	1,193,516
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,150,000	1,301,087
New Jersey - 2.2%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,000,000	1,094,860
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000	1,429,286
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,000,000	1,032,050
				3,556,196
New York - 92.9%
Albany County Airport Authority,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000	1,660,305
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000	1,309,875
Dormitory Authority of the State of New
York,
Revenue (Interagency Council Pooled
Loan Program)	4.00	7/1/26	1,200,000	1,376,448
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/27	1,000,000	1,199,320
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured Revenue	5.00	12/1/24	1,000,000	1,158,830
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/33	725,000	852,136
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/34	730,000	855,158
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/32	1,500,000	1,804,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 92.9% (continued)
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	4.00	2/15/44	1,000,000		1,055,990
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,109,400
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,141,120
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,541,158
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/30	1,000,000		1,192,220
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.25	11/15/28	1,000,000		1,275,510
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund) (Climate
Board Certified Green Bond)	4.00	11/15/33	1,000,000		1,100,490
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	60,000		64,717
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	1,465,000		1,793,570
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,375,000		2,778,322
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	5,000	[a]	5,391
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,200,000		2,361,964
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/28	1,095,000		1,305,295
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/32	1,000,000		1,162,470
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/30	1,000,000		1,239,710
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/33	1,335,000		1,614,923
Nassau County,
GO	5.00	10/1/20	2,000,000		2,174,320
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,738,530
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/23	1,100,000		1,317,976
Nassau County Sewer and Storm Water
Finance Authority,
System Revenue (Insured; Berkshire
Hathaway Assurance Corporation)
(Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,063,960

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 92.9% (continued)
New York City,
GO	5.00	8/1/20	750,000		842,100
New York City,
GO	5.00	8/1/25	1,255,000		1,558,547
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,000,000		1,100,780
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/44	2,110,000		2,343,092
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,750,000		1,851,517
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	1,000,000		1,250,030
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/29	2,000,000		2,331,280
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/31	1,980,000		2,214,016
New York City Trust for Cultural Resources,
Revenue (Lincoln Center for the
Performing Arts, Inc.)	5.00	12/1/26	1,075,000		1,328,485
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/34	2,000,000		2,119,480
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000		2,648,125
New York City Trust for Cultural Resources,
Revenue (Wildlife Conservation Society)	5.00	8/1/31	1,480,000		1,749,538
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	1,000,000		1,071,210
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/29	1,000,000		1,158,120
New York Liberty Development Corporation,
Liberty Revenue, Series 1 World Trade
Center - 2011 (Secured by Port Authority
Consolidated Bonds)	5.00	12/15/41	1,205,000		1,355,529
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.15	11/15/34	1,500,000	[b]	1,632,915
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	1,500,000	[b]	1,612,860
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/21	1,000,000		1,113,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.9% (continued)
New York State Dormitory Authority,
Consolidated Revenue (City University
System) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/18	695,000	713,890
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	2,500,000	2,812,550
New York State Dormitory Authority,
Revenue (Convent of the Sacred Heart)
(Insured; Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,145,660
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/23	1,000,000	1,186,470
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital Obligated
Group)	5.00	7/1/26	3,000,000	3,310,440
New York State Dormitory Authority,
Revenue (New York State Department of
Health)	5.00	7/1/25	1,000,000	1,241,440
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/31	2,000,000	2,404,380
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	2,155,000	2,472,712
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	650,000	753,083
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/43	2,400,000	2,759,976
New York State Dormitory Authority,
Revenue (Non Supported Debt) (School
Districts Board Financing Program)
(Insured; Build America Mutual
Assurance Company)	5.00	10/1/28	1,805,000	2,199,194
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	1,000,000	1,112,430
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/32	1,530,000	1,785,189
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	3,000,000	3,238,710
New York State Dormitory Authority,
Sales Tax Revenue	5.00	3/15/35	1,100,000	1,301,971
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/20	1,000,000	1,108,130
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	1,000,000	1,111,180
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	1,000,000	1,148,010
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/30	1,275,000	1,569,308
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000	2,007,160

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.9% (continued)
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	4.00	6/15/46	1,475,000	1,586,156
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,165,690
New York State Thruway Authority,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/31	2,000,000	2,360,060
New York State Urban Development
Corporation,
Service Contract Revenue	5.00	1/1/20	2,075,000	2,285,571
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/25	1,000,000	1,245,700
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	1,410,000	1,694,228
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	1,000,000	1,186,750
Onondaga County Trust for Cultural
Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	1,500,000	1,650,450
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/19	2,000,000	2,101,120
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/21	1,330,000	1,481,128
Oyster Bay,
Public Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	8/15/22	1,715,000	1,961,737
Port Authority of New York and New Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/30	1,000,000	1,194,920
Port Authority of New York and New Jersey,
Revenue	5.00	10/15/41	1,000,000	1,163,960
Rockland County,
GO (Insured; Build America Mutual
Assurance Company)	5.00	6/1/23	575,000	672,997
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/21	1,000,000	1,165,800
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,060,000	1,272,922
St. Lawrence County New York Development
Agency,
Revenue (Clarkson University Project)	5.00	9/1/29	1,000,000	1,195,330
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000	1,157,060
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/24	2,205,000	2,644,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 92.9% (continued)
Suffolk County,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	2,115,000		2,393,228
Suffolk County,
Revenue	4.00	6/1/38	1,000,000		1,082,470
Suffolk County Water Authority,
Water System Revenue	4.00	6/1/30	1,895,000		2,124,712
The Trust for Cultural Resources of the City
of New York,
Revenue (American Museum of Natural
History)	5.00	7/1/37	1,000,000		1,168,420
Triborough Bridge & Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/23	1,000,000		1,219,830
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/30	1,645,000		1,954,803
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	1,000,000		1,140,030
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	6/15/26	2,000,000		2,422,600
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/20	1,400,000		1,564,234
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/24	1,500,000		1,694,025
Westchester County Local Development
Corporation,
Revenue (Westchester Medical Center
Obligated Group Project)	5.00	11/1/28	1,000,000		1,156,610
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	2,640,000		3,025,202
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/26	1,000,000		1,217,710
					153,266,689
U.S. Related - 2.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,101,230
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,658,625
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,200,000		309,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[c]	100,465
					4,169,320
Total Long-Term Municipal Investments
(cost $157,922,184)					163,486,808

Short-Term Municipal Investments -
1.1%
New York - 1.1%
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.80	6/1/17	1,500,000 [d]	1,500,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison Avenue)
(LOC; PNC Bank NA)	0.80	6/1/17	405,000 [d]	405,000
Total Short-Term Municipal Investments
(cost $1,905,000)				1,905,000

Total Investments (cost $159,827,184)			100.2%	165,391,808
Liabilities, Less Cash and Receivables			(0.2%)	(364,507)
Net Assets			100.0%	165,027,301

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$3,245,775 or 1.97% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Short
U.S. Treasury 10 Year Notes	13	(1,641,859)	September 2017	(3,576)
U.S. Treasury 5 Year Notes	18	(2,129,625)	September 2017	(1,213)
Ultra 10 Year U.S. Treasury Notes	40	(5,429,375)	September 2017	(20,068)
Gross Unrealized Depreciation				(24,857)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †	-	165,391,808	-	165,391,808
Liabilities ($)
Other Financial Instruments:
Futures ††	(24,857)	-	-	(24,857)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2017, accumulated net unrealized appreciation on investments was $5,564,624, consisting of $6,917,549 gross unrealized appreciation and $1,352,925 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.6%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.50	1/1/21	3,500,000		3,511,165
Florida - .8%
Lake County School Board,
COP (Master Lease Purchase Agreement)	5.00	6/1/27	1,620,000		1,847,691
Illinois - 2.2%
Chicago,
GO	5.00	1/1/24	500,000		510,375
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,285,000		1,333,624
Illinois,
GO	5.25	2/1/29	2,000,000		2,084,740
Illinois,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	8/1/17	1,000,000		1,006,740
					4,935,479
Michigan - 1.0%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,850,000		2,093,053
New Jersey - 3.2%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/27	2,000,000		2,109,600
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,250,000		1,368,575
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000		2,259,740
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,250,000		1,290,063
					7,027,978
New York - 2.3%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	1,550,000		1,664,111
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	1,750,000	[a]	1,881,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 2.3% (continued)
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	4.00	6/15/46	1,000,000	1,075,360
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	450,000	513,014
				5,134,155
Pennsylvania - 85.7%
Allegheny County Higher Education Building
Authority,
Revenue (Duquesne University)	5.00	3/1/26	750,000	906,248
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	2,000,000	2,285,600
Beaver County Hospital Authority,
Revenue (Heritage Valley Health System,
Inc.)	5.00	5/15/23	1,345,000	1,521,370
Beaver County Hospital Authority,
Revenue (Heritage Valley Health System,
Inc.)	5.00	5/15/25	1,250,000	1,399,938
Berks County Municipal Authority,
Revenue (The Reading Hospital and
Medical Center Project)	5.00	11/1/19	2,000,000	2,184,640
Boyertown Area School District,
GO	5.00	10/1/34	1,060,000	1,219,011
Boyertown Area School District,
GO	5.00	10/1/35	1,425,000	1,636,840
Bucks County,
GO	5.00	6/1/25	1,070,000	1,335,060
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/23	1,260,000	1,486,863
Dallastown Area School District York
County,
GO Notes	5.00	4/15/31	1,400,000	1,655,248
Dallastown Area School District York
County,
GO Notes	5.00	4/15/32	1,000,000	1,176,840
Dauphin County General Authority,
Health System Revenue (Pinnacle Health
Systems Project)	5.00	6/1/29	1,000,000	1,175,780
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000	1,170,590
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000	2,345,112
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/22	1,640,000	1,969,328
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000	3,645,053
Geisinger Authority,
Health Systems Revenue (General Health
System)	5.00	2/15/34	1,000,000	1,170,960
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/31	1,250,000	1,466,212

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 85.7% (continued)
Lancaster County Solid Waste Management
Authority,
Guaranteed Authority Bonds (Dauphin
County Guaranty)	5.00	12/15/33	1,895,000		2,190,260
Lower Paxton Township,
GO	5.00	4/1/42	1,000,000		1,131,280
Monroeville Finance Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/15/25	1,000,000		1,219,620
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	110,041
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue (New
Regional Medical Center Project)
(Prerefunded)	5.50	8/1/20	995,000	[b]	1,133,146
Montgomery County Industrial
Development Authority,
Health System Revenue (Albert Einstein
Healthcare Network Issue)	5.00	1/15/20	1,000,000		1,078,810
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	1,000,000		1,112,190
Northhampton County General Purpose
Authority,
College Revenue (Lafayette College)	5.00	11/1/43	3,500,000		4,011,245
Pennsylvania,
GO	5.00	7/1/20	5,000,000		5,586,300
Pennsylvania,
GO	5.00	9/15/23	1,000,000		1,196,550
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,593,096
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000		3,605,965
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,132,200
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place Project)	5.00	3/1/25	1,000,000		1,147,850
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000		2,935,615
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc. Project)	2.25	7/1/19	5,000,000		5,064,250
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	2,500,000		2,712,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 85.7% (continued)
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	1,310,000	1,591,977
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	2,000,000	2,281,140
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Drexel University)	5.00	5/1/31	775,000	905,363
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Saint Joseph's University)	5.00	11/1/25	2,010,000	2,244,366
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/22	1,500,000	1,741,365
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.25	6/15/24	5,000,000	5,735,550
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/26	1,000,000	1,106,560
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/30	1,875,000	2,113,106
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Temple University)	5.00	4/1/26	1,000,000	1,148,360
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Trustees of the University
of Pennsylvania)	5.00	8/15/32	2,240,000	2,717,725
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,560,572
Pennsylvania Industrial Development
Authority,
EDR	5.00	7/1/21	5,000,000	5,682,050
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/22	2,155,000	2,540,098
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/21	1,000,000	1,118,350
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/22	3,395,000	3,789,024

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 85.7% (continued)
Pennsylvania State University,
GO	5.00	3/1/40	3,000,000	3,274,140
Pennsylvania State University,
Revenue	5.00	9/1/33	1,010,000	1,209,950
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/32	1,190,000	1,363,050
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/38	2,415,000	2,730,085
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/30	1,325,000	1,596,320
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/15/25	2,500,000	3,091,400
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/40	2,000,000	2,186,940
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000	2,627,267
Perkiomen Valley School District,
GO	4.00	3/1/28	3,345,000	3,674,416
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	1,939,332
Philadelphia,
GO	5.00	8/1/29	1,000,000	1,193,370
Philadelphia,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	5.00	8/1/30	1,275,000	1,523,931
Philadelphia,
Water and Waster Water Revenue	5.00	10/1/33	1,250,000	1,481,662
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000	3,309,083
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000	2,333,580
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000	3,121,094
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/25	2,500,000	3,042,325
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/31	2,000,000	2,335,040
Philadelphia Authority for Industrial
Development,
Revenue (Thomas Jefferson University)	5.00	9/1/35	2,000,000	2,293,960
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/35	2,000,000	2,125,500
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	1,966,457
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,340,320
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,830,700
Pittsburgh,
GO Notes	5.00	9/1/36	700,000	818,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 85.7% (continued)
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000		3,055,262
Saint Mary Hospital Authority,
Health System Revenue (Catholic Health
East Issue)	5.25	11/15/23	2,000,000		2,241,020
Southcentral Pennsylvania General
Authority,
Revenue (WellSpan Health Obligation
Group)	5.00	6/1/27	2,085,000		2,442,786
Southeastern Pennsylvania Transportation
Authority,
Capital Grant Receipts Bonds (Federal
Transit Administration Section 5309
Fixed Guideway Modernization Formula
Funds)	5.00	6/1/23	2,000,000		2,258,460
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	6/1/24	2,000,000		2,340,260
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	4/1/31	2,490,000		2,740,668
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/38	1,800,000		2,123,388
Upper Merion Area School District,
GO	5.00	1/15/35	650,000		752,837
Upper Merion Area School District,
GO	5.00	1/15/37	400,000		460,900
Upper Merion Area School District,
GO Notes	5.00	1/15/34	620,000		720,409
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	1,000,000		1,169,390
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/32	3,000,000		3,513,900
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/27	1,500,000		1,796,310
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/28	1,000,000		1,188,690
					188,199,625
U.S. Related - 3.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,651,845
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[b]	1,114,390
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/19	3,000,000		3,082,950

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 3.0% (continued)
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	4,000,000	[c]	275,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,000,000		257,500
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	100,465
					6,482,150
Total Long-Term Municipal Investments
(cost $214,489,297)					219,231,296
Short-Term Municipal Investments - .1%

Iowa - .1%
Iowa Higher Education Loan Authority,
Private College Facility Revenue (Des
Moines University Project) (LOC; BMO
Harris Bank NA)
(cost $200,000)	0.79	6/1/17	200,000	[e]	200,000

Total Investments (cost $214,689,297)			99.9%		219,431,296
Cash and Receivables (Net)			0.1%		253,847
Net Assets			100.0%		219,685,143

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$1,881,670 or .86% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Non-income producing—security in default.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Short
U.S. Treasury 10 Year Notes	17	(2,147,047)	September 2017	(4,676)
U.S. Treasury 5 Year Notes	23	(2,721,187)	September 2017	(1,550)
Ultra 10 Year U.S. Treasury Notes	53	(7,193,922)	September 2017	(26,590)
Gross Unrealized Depreciation				(32,816)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †	-	219,431,296	-	219,431,296
Liabilities ($)
Other Financial Instruments:
Futures ††	(32,816)		-	(32,816)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2017, accumulated net unrealized appreciation on investments was $4,741,999, consisting of $9,755,128 gross unrealized appreciation and $5,013,129 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7%	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 4.6%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,285,761
Florida Hurricane Catastrophe Fund Finance
Corporation,
Revenue	2.11	7/1/18	2,850,000		2,870,948
Kansas Development Finance Authority,
Revenue (State of Kansas - Kansas Public
Employees Retirement System)	1.88	4/15/18	1,000,000		1,002,150
University of California Regents,
General Revenue	1.50	7/1/17	3,000,000	[a]	3,000,000
					8,158,859
U.S. Government Agencies - 35.6%
Federal Farm Credit Bank,
Bonds	1.10	10/15/18	6,500,000		6,478,465
Federal Farm Credit Bank,
Bonds	1.23	1/25/19	7,660,000		7,641,463
Federal Farm Credit Bank,
Bonds	1.11	1/28/19	3,050,000		3,033,002
Federal Farm Credit Bank,
Bonds	1.25	3/4/19	2,775,000		2,763,528
Federal Farm Credit Bank,
Bonds	1.18	8/1/19	2,000,000		1,986,720
Federal Farm Credit Bank,
Bonds	1.16	9/26/19	1,000,000		992,004
Federal Farm Credit Bank,
Bonds	1.17	1/13/20	3,000,000		2,974,044
Federal Home Loan Bank,
Bonds	5.38	5/15/19	650,000		700,077
Federal Home Loan Mortgage Corp.,
Notes	1.30	5/24/19	2,000,000	[b]	1,992,838
Federal Home Loan Mortgage Corp.,
Notes	1.25	8/15/19	2,105,000	[b]	2,096,256
Federal Home Loan Mortgage Corp.,
Notes	1.30	9/20/19	4,000,000	[b]	3,981,372
Federal Home Loan Mortgage Corp.,
Notes	1.80	4/28/20	3,450,000	[b]	3,451,860
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.05	2/26/18	3,000,000	[b]	2,997,534
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,810,000	[b]	1,806,588
Federal National Mortgage Association,
Notes	1.27	2/26/19	1,710,000	[b]	1,705,072
Federal National Mortgage Association,
Notes	1.38	6/21/19	6,000,000	[b]	5,983,776
Federal National Mortgage Association,
Notes	1.15	7/26/19	1,815,000	[b]	1,801,816
Federal National Mortgage Association,
Notes	1.25	7/26/19	2,180,000	[b]	2,168,923
Federal National Mortgage Association,
Notes	1.20	8/16/19	1,800,000	[b]	1,789,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 35.6% (continued)
Federal National Mortgage Association,
Notes	1.54	7/6/21	2,965,000	[b]	2,891,385
Federal National Mortgage Association,
Notes, Ser. 1	1.00	4/30/18	3,310,000	[b]	3,303,324
Federal National Mortgage Association,
Unscd. Notes, Ser. 3	1.15	8/23/19	1,000,000	[b]	988,231
					63,527,993
U.S. Government Agencies/Mortgage-Backed - 34.0%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3846, Cl. CK, 1.50%, 9/15/20			61,866	[b]	61,796
REMIC, Ser. 4020, Cl. PC, 1.75%, 3/15/27			1,189,405	[b]	1,173,675
2.00%, 5/1/23			906,086	[b]	912,309
REMIC, Ser. 4079, Cl. WA, 2.00%,
10/15/21			5,059,996	[b]	5,073,258
Multifamily Structured Pass Through
Certificates, Ser. K709, Cl. A2, 2.09%,
3/25/19			2,000,000	[b]	2,014,783
REMIC, Ser. 3684, Cl. CM, 2.50%,
8/15/24			796,263	[b]	799,497
2.50%, 8/1/25			1,328,926	[b]	1,360,169
REMIC, Ser. 3928, Cl. A, 3.00%, 9/15/25			1,314,931	[b]	1,342,210
3.50%, 10/1/26-5/1/27			3,038,224	[b]	3,128,293
REMIC, Ser. 3986, Cl. P, 4.00%, 9/15/18			44,680	[b]	44,943
4.50%, 9/1/26			289,425	[b]	297,012
Federal National Mortgage Association:
REMIC, Ser. 2010-124, Cl. AG, 1.75%,
11/25/20			2,727,908	[b]	2,705,183
2.00%, 4/1/23-2/1/27			12,875,717	[b]	12,954,352
REMIC, Ser. 2010-13, Cl. KA, 2.00%,
12/25/18			204,503	[b]	204,470
2.50%, 12/1/23-10/1/26			10,079,305	[b]	10,270,310
REMIC, Ser. 2013-138, Cl. BE, 2.50%,
1/25/29			1,394,514	[b]	1,405,258
REMIC, Ser. 2011-23, Cl. AB, 2.75%,
6/25/20			604,703	[b]	607,289
REMIC, Ser. 2012-94, Cl. E, 3.00%,
6/25/22			884,718	[b]	896,761
REMIC, Ser. 2009-41, Cl. LE, 4.00%,
3/25/24			39,657	[b]	39,623
4.50%, 11/1/22			1,989,775	[b]	2,045,848
REMIC, Ser. 2003-67, Cl. TJ, 4.75%,
7/25/18			120,945	[b]	123,670
Government National Mortgage Association I:
Ser. 2013-101, Cl. A, 0.51%, 5/16/35			2,738,496		2,686,698
Ser. 2013-73, Cl. A, 0.98%, 12/16/35			3,964,988		3,906,399
Ser. 2012-55, Cl. A, 1.70%, 8/16/33			1,872,157		1,868,855

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 34.0% (continued)

Ser. 2013-105, Cl. A, 1.71%, 2/16/37			3,437,129		3,380,632
Ser. 2011-20, Cl. A, 1.88%, 4/16/32			438,752		438,393
Ser. 2011-49, Cl. A, 2.45%, 7/16/38			1,054,010		1,055,546
					60,797,232
U.S. Government Securities - 24.5%
U.S. Treasury Notes	1.00	8/15/18	1,000,000		997,539
U.S. Treasury Notes	0.75	10/31/18	2,500,000	[c]	2,483,350
U.S. Treasury Notes	1.00	11/30/18	2,000,000		1,993,124
U.S. Treasury Notes	1.13	1/15/19	2,000,000		1,996,132
U.S. Treasury Notes	0.88	4/15/19	3,250,000		3,226,450
U.S. Treasury Notes	0.88	6/15/19	4,000,000	[c]	3,967,032
U.S. Treasury Notes	0.75	7/15/19	4,000,000	[c]	3,954,452
U.S. Treasury Notes	0.88	9/15/19	1,500,000		1,485,119
U.S. Treasury Notes	1.00	10/15/19	4,750,000	[c]	4,714,004
U.S. Treasury Notes	1.00	11/15/19	5,000,000		4,959,080
U.S. Treasury Notes	1.38	1/15/20	5,000,000		5,000,780
U.S. Treasury Notes	1.38	2/15/20	4,000,000	[c]	3,997,812
U.S. Treasury Notes	1.63	3/15/20	5,000,000		5,030,080
					43,804,954
Total Bonds and Notes
(cost $177,399,071)					176,289,038

Other Investment - 2.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $3,547,869)			3,547,869	[d]	3,547,869

Total Investments (cost $180,946,940)			100.7%		179,836,907
Liabilities, Less Cash and Receivables			(0.7%)		(1,164,978)
Net Assets			100.0%		178,671,929

REMIC—Real Estate Mortgage Investment Conduit

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $14,809,539 and the value of the collateral held by the fund was $15,323,701, consisting of U.S. Government & Agency securities.

d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Agencies/Mortgage-Backed	69.6
U.S. Government Securities	24.5
Municipal Bonds	4.6
Money Market Investment	2.0
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	8,158,859	-	8,158,859
Registered Investment Company	3,547,869	-	-	3,547,869
U.S. Government
Agencies/Mortgage-Backed	-	124,325,225	-	124,325,225
U.S. Treasury	-	43,804,954	-	43,804,954

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized depreciation on investments was $1,110,033, consisting of $95,472 gross unrealized appreciation and $1,205,505 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Automobiles & Components - .9%
Dana Holding	50,759		1,072,030
Gentherm	43,135	[a,b]	1,626,189
Visteon	19,325	[b]	1,938,104
			4,636,323
Banks - 12.1%
Ameris Bancorp	23,899		1,036,022
Associated Banc-Corp	83,450		1,990,282
Atlantic Capital Bancshares	67,167	[b]	1,245,948
Banner	86,927		4,667,111
Brookline Bancorp	50,056		690,773
Bryn Mawr Bank	19,724	[a]	805,725
Capital Bank Financial, Cl. A	20,218		750,088
Central Pacific Financial	37,852		1,145,023
CoBiz Financial	34,607		544,714
Columbia Banking System	53,613		1,968,133
CVB Financial	45,541		924,482
FCB Financial Holdings, Cl. A	118,586	[b]	5,431,239
First Interstate BancSystem, Cl. A	59,831	[a]	2,088,102
First Merchants	23,626		937,716
First Midwest Bancorp	74,984		1,661,645
Fulton Financial	88,483	[a]	1,548,452
Great Western Bancorp	47,406		1,794,791
Hancock Holding	51,591		2,383,504
MGIC Investment	437,146	[b]	4,625,005
Midland States Bancorp	32,902		1,149,596
National Bank Holdings, Cl. A	57,646		1,759,356
Old National Bancorp	77,025		1,216,995
Pinnacle Financial Partners	21,190		1,274,579
Seacoast Banking Corporation of Florida	38,623	[b]	871,335
South State	27,145		2,255,749
SVB Financial Group	22,206	[b]	3,786,123
Synovus Financial	29,889		1,221,862
TriState Capital Holdings	31,891	[b]	739,871
UMB Financial	23,192		1,624,136
Umpqua Holdings	136,026		2,304,961

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Banks - 12.1% (continued)
Union Bankshares	44,249		1,486,766
United Community Banks	58,767		1,514,426
Webster Financial	67,959		3,310,962
			60,755,472
Capital Goods - 6.5%
Aerojet Rocketdyne Holdings	30,615	[a,b]	670,469
Aerovironment	41,172	[b]	1,277,979
Astec Industries	15,660		876,490
Atkore International Group	11,893		248,088
Beacon Roofing Supply	45,314	[b]	2,185,494
Chart Industries	31,390	[b]	1,078,247
Comfort Systems USA	24,799		854,326
Curtiss-Wright	11,065		996,182
EMCOR Group	23,684		1,492,566
EnerSys	20,597		1,525,414
Granite Construction	53,962	[a]	2,528,659
Herc Holdings	16,755	[b]	633,842
Kennametal	41,689		1,603,776
KEYW Holding	197,536	[a,b]	1,819,307
Lindsay	19,314	[a]	1,649,029
Mercury Systems	66,485	[a,b]	2,644,108
Simpson Manufacturing	36,249		1,456,485
Teledyne Technologies	6,869	[b]	903,342
Tennant	23,212	[a]	1,624,840
Thermon Group Holdings	68,595	[b]	1,270,379
Trinity Industries	42,031		1,072,631
Universal Forest Products	21,421		1,883,549
Valmont Industries	8,584		1,256,698
Watsco	7,375		1,040,760
			32,592,660
Commercial & Professional Services - 1.7%
Aqua Metals	45,078	[a,b]	535,076
Interface	64,042		1,316,063
Knoll	88,138		1,894,967
Korn/Ferry International	49,573		1,591,789
LSC Communications	46,820		995,861
Steelcase, Cl. A	35,854		600,555
WageWorks	22,595	[b]	1,598,596
			8,532,907

Common Stocks - 98.1% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.2%
Cavco Industries	7,417	[b]	817,724
Deckers Outdoor	27,669	[a,b]	1,919,122
Ethan Allen Interiors	27,284		735,304
G-III Apparel Group	247,399	[b]	4,841,598
Oxford Industries	16,000	[a]	859,840
TRI Pointe Group	42,412	[a,b]	524,636
Vera Bradley	48,429	[b]	455,717
William Lyon Homes, Cl. A	51,732	[a,b]	1,171,730
			11,325,671
Consumer Services - 3.6%
Belmond, Cl. A	116,224	[b]	1,435,366
Bright Horizons Family Solutions	9,041	[b]	693,626
Buffalo Wild Wings	10,690	[a,b]	1,536,153
Cheesecake Factory	32,007		1,887,773
Houghton Mifflin Harcourt	265,664	[b]	3,280,950
Planet Fitness, Cl. A	378,156		8,262,709
Texas Roadhouse	19,902		973,606
			18,070,183
Diversified Financials - 4.9%
Cohen & Steers	30,347	[a]	1,189,602
Donnelley Financial Solutions	62,425		1,422,041
Federated Investors, Cl. B	45,281	[a]	1,202,663
FNFV Group	134,009	[b]	1,869,426
Green Dot, Cl. A	96,193	[b]	3,534,131
Investment Technology Group	124,209		2,475,485
Landcadia Holdings	60,686		649,340
Morningstar	14,485		1,060,012
Raymond James Financial	48,305		3,491,002
SLM	654,600	[b]	6,801,294
WisdomTree Investments	118,508	[a]	1,127,011
			24,822,007
Energy - 4.1%
Arch Coal, Cl. A	43,808	[a]	3,100,292
Callon Petroleum	102,004	[a,b]	1,154,685
Dril-Quip	17,363	[a,b]	861,205
Geospace Technologies	31,869	[b]	477,716
Laredo Petroleum	104,943	[a,b]	1,233,080
Natural Gas Services Group	25,569	[b]	669,908
Newpark Resources	84,095	[b]	622,303
Oasis Petroleum	99,334	[b]	969,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Energy - 4.1% (continued)
Oceaneering International	32,485	[a]	791,984
Oil States International	55,094	[a,b]	1,611,499
PDC Energy	57,155	[a,b]	2,838,317
RPC	82,501	[a]	1,550,194
Select Energy Services, Cl. A	54,625	[b]	829,208
SemGroup, Cl. A	39,872	[a]	1,236,032
SRC Energy	134,723	[a,b]	926,894
TPI Composites	20,403		347,259
US Silica Holdings	38,504	[a]	1,463,152
			20,683,228
Exchange-Traded Funds - 1.1%
iShares Russell 2000 ETF	7,302	[a]	995,409
iShares Russell 2000 Growth ETF	12,760		2,084,091
iShares Russell 2000 Value ETF	22,870		2,629,364
			5,708,864
Food & Staples Retailing - 1.5%
Performance Food Group	50,586	[b]	1,431,584
Sprouts Farmers Market	72,196	[b]	1,729,816
United Natural Foods	80,690	[b]	3,222,759
US Foods Holding	37,335		1,118,557
			7,502,716
Food, Beverage & Tobacco - 1.9%
Boston Beer, Cl. A	14,155	[a,b]	2,020,626
Calavo Growers	39,288	[a]	2,659,798
Freshpet	108,307	[a,b]	1,646,266
Hain Celestial Group	44,470	[b]	1,553,337
Snyder's-Lance	23,681	[a]	870,277
SpartanNash	23,939		713,382
			9,463,686
Health Care Equipment & Services - 4.2%
Align Technology	13,283	[b]	1,928,692
Allscripts Healthcare Solutions	125,204	[b]	1,428,578
Amedisys	22,699	[b]	1,360,124
AMN Healthcare Services	32,126	[a,b]	1,164,568
Analogic	10,798		776,376
Brookdale Senior Living	162,238	[b]	2,229,150
DexCom	26,388	[b]	1,763,774
Endologix	127,874	[a,b]	616,353
Globus Medical, Cl. A	64,866	[a,b]	1,994,629
Natus Medical	25,059	[a,b]	849,500

Common Stocks - 98.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 4.2% (continued)
NxStage Medical	70,773	[b]	1,532,943
Omnicell	39,615	[b]	1,580,638
Spectranetics	55,109	[b]	1,487,943
Tivity Health	32,589	[a,b]	1,106,397
WellCare Health Plans	6,616	[b]	1,136,629
			20,956,294
Household & Personal Products - .8%
Avon Products	539,640	[b]	1,834,776
Inter Parfums	63,126	[a]	2,196,785
			4,031,561
Insurance - .4%
Safety Insurance Group	9,526		633,955
Selective Insurance Group	23,699	[a]	1,211,019
			1,844,974
Materials - 4.1%
Calgon Carbon	45,739		642,633
Carpenter Technology	75,138		2,740,283
Commercial Metals	60,987	[a]	1,103,865
Haynes International	11,873		425,053
Hecla Mining Co	148,181		850,559
Louisiana-Pacific	68,265	[b]	1,520,944
Methanex	121,668		5,018,805
OMNOVA Solutions	202,089	[b]	1,748,070
Summit Materials, Cl. A	84,638	[b]	2,273,377
Sun Hydraulics	42,149		1,803,556
US Concrete	39,232	[a,b]	2,593,235
			20,720,380
Media - 3.5%
E.W. Scripps, Cl. A	101,350	[a,b]	1,741,193
Gray Television	69,489	[b]	837,342
IMAX	62,666	[a,b]	1,569,783
New York Times, Cl. A	103,681	[a]	1,824,786
Nexstar Media Group, Cl. A	70,988		4,060,514
Pinnacle Entertainment	72,742		1,425,016
Scholastic	24,535		1,043,474
Sinclair Broadcast Group, Cl. A	164,661		5,335,016
			17,837,124
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
Aerie Pharmaceuticals	23,246	[a,b]	1,288,991
Anika Therapeutics	11,544	[a,b]	534,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 7.2% (continued)
Avadel Pharmaceuticals, ADR	49,010	[b]	483,729
Cambrex	69,627	[b]	3,745,933
Flexion Therapeutics	222,980	[a,b]	3,810,728
Foamix Pharmaceuticals	105,695	[a,b]	466,115
Galapagos, ADR	14,518	[b]	1,195,267
Halozyme Therapeutics	105,873	[a,b]	1,249,301
Ligand Pharmaceuticals	20,410	[a,b]	2,209,995
Natera	134,806	[b]	1,380,413
NeoGenomics	130,519	[a,b]	986,724
Otonomy	58,570	[b]	717,483
Radius Health	39,915	[a,b]	1,381,857
Retrophin	52,938	[a,b]	839,067
Revance Therapeutics	159,364	[a,b]	3,545,849
Sage Therapeutics	93,374	[a,b]	6,172,955
Supernus Pharmaceuticals	47,920	[b]	1,801,792
TherapeuticsMD	1,080,104	[b]	4,482,432
			36,292,772
Real Estate - 3.2%
Agree Realty	19,117	[a,c]	870,397
CareTrust	40,699	[c]	742,757
CyrusOne	29,302	[c]	1,648,531
DuPont Fabros Technology	35,228	[a,c]	1,924,506
LaSalle Hotel Properties	38,334	[a,c]	1,090,602
Monmouth Real Estate Investment	44,755	[c]	653,423
Outfront Media	28,090	[c]	641,857
Parkway	50,617	[c]	1,009,303
Pebblebrook Hotel Trust	61,523	[a,c]	1,902,291
Physicians Realty Trust	61,002	[c]	1,240,781
STAG Industrial	53,034	[c]	1,430,857
STORE Capital	42,875	[c]	873,793
Tanger Factory Outlet Centers	33,699	[c]	878,196
Washington Prime Group	160,096	[a,c]	1,221,532
			16,128,826
Retailing - 3.9%
Burlington Stores	10,026	[b]	981,044
Core-Mark Holding	12,788		435,431
Dillard's, Cl. A	27,357	[a]	1,408,338
Duluth Holdings, Cl. B	62,640	[a,b]	1,222,733
Guess?	30,394	[a]	365,944
Lithia Motors, Cl. A	52,646	[a]	4,782,889

Common Stocks - 98.1% (continued)	Shares		Value ($)
Retailing - 3.9% (continued)
Monro Muffler Brake	28,014	[a]	1,389,494
Office Depot	869,573		4,443,518
Ollie's Bargain Outlet Holdings	32,050	[a,b]	1,318,858
RH	23,936	[a,b]	1,343,049
The Children's Place	8,250		892,650
Urban Outfitters	57,267	[a,b]	1,080,628
Zoe's Kitchen	14,792	[b]	205,757
			19,870,333
Semiconductors & Semiconductor Equipment - 5.1%
Brooks Automation	42,092		1,159,635
Cirrus Logic	21,100	[b]	1,391,545
First Solar	11,336	[b]	436,549
Impinj	63,850	[a]	2,787,052
Inphi	75,488	[a,b]	2,995,364
MaxLinear	90,678	[a,b]	2,824,620
Mellanox Technologies	31,124	[a,b]	1,478,390
Microsemi	56,976	[b]	2,798,091
Nanometrics	9,668	[b]	268,770
Photronics	97,286	[b]	977,724
Power Integrations	44,281	[a]	2,964,613
Teradyne	151,626		5,390,304
			25,472,657
Software & Services - 11.1%
2U	25,231	[a,b]	1,078,625
Acxiom	50,198	[b]	1,315,188
CACI International, Cl. A	14,910	[b]	1,835,421
Carvana	34,453	[b]	346,253
CommVault Systems	66,857	[b]	3,752,349
Criteo, ADR	72,817	[a,b]	3,817,795
CSG Systems International	26,830		1,070,249
DST Systems	16,198		1,957,042
Envestnet	24,290	[b]	870,797
HubSpot	41,296	[b]	2,977,442
LogMeIn	21,367		2,371,737
MicroStrategy, Cl. A	8,281	[b]	1,510,123
Mimecast	101,797	[b]	2,730,196
New Relic	70,584	[b]	3,082,403
Proofpoint	28,746	[a,b]	2,472,156
Shopify, Cl. A	39,016	[b]	3,584,010
Shutterfly	24,816	[b]	1,228,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Software & Services - 11.1% (continued)
Shutterstock	24,596	[b]	1,145,190
Silver Spring Networks	89,032	[b]	906,346
Square, Cl. A	317,582	[b]	7,301,210
Teradata	77,916	[b]	2,123,990
Twilio, Cl. A	81,915	[a]	1,991,354
Varonis Systems	59,590	[b]	2,166,096
Verint Systems	41,043	[b]	1,686,867
WebMD Health	30,894	[b]	1,729,446
Zendesk	38,405	[b]	997,762
			56,048,191
Technology Hardware & Equipment - 8.9%
Airgain	45,768	[a]	610,087
CalAmp	38,455	[a,b]	726,800
Ciena	326,219	[a,b]	7,659,622
Cray	50,043	[b]	888,263
Electronics For Imaging	24,656	[a,b]	1,169,188
FARO Technologies	17,702	[a,b]	615,145
FLIR Systems	16,596		628,822
Infinera	395,266	[a,b]	3,841,986
Lumentum Holdings	57,269	[b]	3,267,196
Methode Electronics	89,041		3,574,996
NETGEAR	47,428	[b]	1,989,605
NetScout Systems	45,595	[b]	1,668,777
Novanta	62,628	[b]	2,129,352
Plantronics	19,717		1,043,424
Sierra Wireless	130,147	[a,b]	3,520,476
Tech Data	14,263	[a,b]	1,383,083
Universal Display	8,458	[a]	959,137
VeriFone Systems	112,375	[b]	2,055,339
Viavi Solutions	635,229	[b]	7,133,622
			44,864,920
Transportation - 3.1%
Avis Budget Group	159,164	[a,b]	3,643,264
Kirby	24,604	[a,b]	1,630,015
Knight Transportation	86,273	[a]	2,877,205
Marten Transport	70,320		1,740,420
Swift Transportation	81,284	[a,b]	1,946,752
Werner Enterprises	133,106	[a]	3,627,138
			15,464,794

Common Stocks - 98.1% (continued)	Shares		Value ($)
Utilities - 2.1%
American States Water	19,567	[a]	895,973
Calpine	92,084	[b]	1,183,279
Chesapeake Utilities	19,963		1,482,253
Dynegy	149,098	[b]	1,233,040
Hawaiian Electric Industries	42,789	[a]	1,418,027
Portland General Electric	27,548		1,304,122
Vectren	21,121		1,295,562
WGL Holdings	24,193		2,001,729
			10,813,985
Total Common Stocks (cost $421,798,900)			494,440,528
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $8,629,146)	8,629,146	[d]	8,629,146
Investment of Cash Collateral for Securities Loaned - 12.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $61,830,776)	61,830,776	[d]	61,830,776
Total Investments (cost $492,258,822)	112.1%		564,900,450
Liabilities, Less Cash and Receivables	(12.1%)		(61,025,823)
Net Assets	100.0%		503,874,627

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $127,537,980 and the value of the collateral held by the fund was $130,940,395, consisting of cash collateral of $61,830,776 and U.S. Government & Agency securities valued at $69,109,619.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investments	14.0
Banks	12.1
Software & Services	11.1
Technology Hardware & Equipment	8.9
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Capital Goods	6.5
Semiconductors & Semiconductor Equipment	5.1
Diversified Financials	4.9
Health Care Equipment & Services	4.2
Materials	4.1
Energy	4.1
Retailing	3.9
Consumer Services	3.6
Media	3.5
Real Estate	3.2
Transportation	3.1
Consumer Durables & Apparel	2.2
Utilities	2.1
Food, Beverage & Tobacco	1.9
Commercial & Professional Services	1.7
Food & Staples Retailing	1.5
Exchange-Traded Funds	1.1
Automobiles & Components	.9
Household & Personal Products	.8
Insurance	.4
112.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	464,910,122	-	-	464,910,122
Equity Securities—
Foreign Common
Stocks†	23,821,542	-	-	23,821,542
Exchange-Traded Funds	5,708,864	-	-	5,708,864
Registered Investment
Companies	70,459,922	-	-	70,459,922

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $72,641,628, consisting of $91,684,752 gross unrealized appreciation and $19,043,124 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - .4%
Visteon	12,336	[a]	1,237,177
Banks - 7.5%
Banner	40,402		2,169,183
Columbia Banking System	13,320		488,977
Cullen/Frost Bankers	25,168		2,306,899
First Republic Bank	47,211		4,348,133
Great Western Bancorp	42,970	[b]	1,626,844
Huntington Bancshares	184,717		2,316,351
KeyCorp	182,713		3,191,996
National Bank Holdings, Cl. A	22,347		682,030
SVB Financial Group	16,737	[a]	2,853,658
TriState Capital Holdings	12,533	[a]	290,766
Webster Financial	79,123		3,854,873
			24,129,710
Capital Goods - 5.1%
AGCO	26,590		1,702,558
Allegion	4,632		364,214
AMETEK	11,442		698,191
Beacon Roofing Supply	17,808	[a]	858,880
BWX Technologies	8,852		430,207
Curtiss-Wright	4,326		389,470
Graco	3,611		396,741
Granite Construction	9,610		450,325
HD Supply Holdings	20,060	[a]	809,421
Herc Holdings	6,585	[a]	249,111
Hubbell	14,735		1,707,934
Ingersoll-Rand	3,097		277,491
Mercury Systems	25,860	[a]	1,028,452
Nordson	2,937		340,340
Quanta Services	11,484	[a]	352,099
Roper Technologies	1,529		347,389
Snap-on	9,238		1,493,415
Sun Hydraulics	16,180		692,342
Universal Forest Products	8,229		723,576
Valmont Industries	19,170		2,806,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Capital Goods - 5.1% (continued)
Watsco	2,899		409,107
			16,527,751
Commercial & Professional Services - 2.4%
Aqua Metals	17,479	[a,b]	207,476
Clean Harbors	57,790	[a]	3,375,514
Copart	11,247	[a]	350,794
Korn/Ferry International	53,494		1,717,692
Steelcase, Cl. A	57,145		957,179
WageWorks	8,680	[a]	614,110
Waste Connections	6,494		617,904
			7,840,669
Consumer Durables & Apparel - 1.2%
G-III Apparel Group	146,289	[a,b]	2,862,876
Newell Brands	13,476		713,554
PVH	3,592		380,572
			3,957,002
Consumer Services - 5.2%
Bright Horizons Family Solutions	3,552	[a]	272,509
Buffalo Wild Wings	4,110	[a,b]	590,607
Cheesecake Factory	51,894	[b]	3,060,708
Grand Canyon Education	58,578	[a]	4,592,515
Penn National Gaming	93,215	[a]	1,801,846
Planet Fitness, Cl. A	106,579		2,328,751
Service Corporation International	116,394		3,710,641
Texas Roadhouse	7,651		374,287
			16,731,864
Diversified Financials - 5.1%
CBOE Holdings	4,548		392,811
E*TRADE Financial	158,496	[a]	5,485,547
FNFV Group	70,047	[a]	977,156
Green Dot, Cl. A	25,839	[a]	949,325
Invesco	9,679		306,824
Leucadia National	94,372		2,301,733
Raymond James Financial	23,315		1,684,975
SLM	389,993	[a]	4,052,027
WisdomTree Investments	46,570	[b]	442,881
			16,593,279
Energy - 3.9%
Arch Coal, Cl. A	28,229	[b]	1,997,766
Diamondback Energy	4,502	[a]	417,606

Common Stocks - 98.7% (continued)	Shares		Value ($)
Energy - 3.9% (continued)
Dril-Quip	53,566	[a,b]	2,656,874
Laredo Petroleum	40,730	[a,b]	478,578
Oil States International	87,353	[a]	2,555,075
PDC Energy	19,819	[a,b]	984,212
RPC	134,836	[b]	2,533,568
Superior Energy Services	34,048	[a,b]	353,078
TechnipFMC	5,337	[a]	154,506
US Silica Holdings	14,876	[b]	565,288
			12,696,551
Exchange-Traded Funds - .8%
iShares Russell 2000 Growth ETF	4,858		793,457
iShares Russell 2000 Value ETF	14,459		1,662,351
			2,455,808
Food & Staples Retailing - 2.5%
Casey's General Stores	25,213	[b]	2,934,541
Performance Food Group	19,880	[a]	562,604
Sprouts Farmers Market	10,627	[a]	254,623
United Natural Foods	74,490	[a,b]	2,975,131
US Foods Holding	49,992		1,497,760
			8,224,659
Food, Beverage & Tobacco - 1.7%
Boston Beer, Cl. A	18,182	[a,b]	2,595,481
Calavo Growers	15,436		1,045,017
Freshpet	42,386	[a,b]	644,267
Molson Coors Brewing, Cl. B	7,050		668,270
Snyder's-Lance	9,091	[b]	334,094
TreeHouse Foods	3,363	[a]	259,556
			5,546,685
Health Care Equipment & Services - 6.4%
ABIOMED	2,422	[a]	332,855
Align Technology	9,239	[a]	1,341,503
Amedisys	23,828	[a]	1,427,774
athenahealth	2,331	[a,b]	312,307
Boston Scientific	24,370	[a]	658,721
Brookdale Senior Living	125,995	[a]	1,731,171
Centene	5,980	[a]	434,327
Dentsply Sirona	7,854		498,886
DexCom	50,152	[a,b]	3,352,160
Endologix	50,251	[a,b]	242,210
Globus Medical, Cl. A	95,394	[a,b]	2,933,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 6.4% (continued)
Laboratory Corporation of America Holdings	4,700	[a]	653,300
MEDNAX	17,136	[a,b]	930,485
NxStage Medical	27,761	[a]	601,303
Omnicell	43,960	[a]	1,754,004
Premier, Cl. A	72,845	[a]	2,514,609
Spectranetics	21,294	[a]	574,938
WellCare Health Plans	2,600	[a]	446,680
			20,740,598
Household & Personal Products - .5%
Avon Products	265,612	[a]	903,081
Inter Parfums	24,238		843,482
			1,746,563
Insurance - 1.0%
MGIC Investment	309,731	[a]	3,276,954
Materials - 3.4%
Carpenter Technology	16,770		611,602
Compass Minerals International	37,809	[b]	2,425,447
Eagle Materials	7,595		716,209
Methanex	69,615		2,871,619
Packaging Corporation of America	23,653		2,416,390
Summit Materials, Cl. A	32,541	[a]	874,051
US Concrete	9,813	[a,b]	648,639
Vulcan Materials	2,672		333,065
			10,897,022
Media - 2.3%
IMAX	24,407	[a,b]	611,395
Liberty Media, Cl. C	5,546	[a]	184,682
Nexstar Media Group, Cl. A	56,342	[b]	3,222,762
Sinclair Broadcast Group, Cl. A	107,023	[b]	3,467,545
			7,486,384
Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
Aerie Pharmaceuticals	8,961	[a]	496,887
Agilent Technologies	6,140		370,488
Alkermes	10,718	[a]	619,072
BioMarin Pharmaceutical	4,521	[a]	396,220
Cambrex	62,743	[a]	3,375,573
Flexion Therapeutics	35,349	[a,b]	604,114
Foamix Pharmaceuticals	41,350	[a,b]	182,354
Galapagos, ADR	5,675	[a]	467,223
Halozyme Therapeutics	41,606	[a,b]	490,951

Common Stocks - 98.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 6.1% (continued)
Jazz Pharmaceuticals	20,572	[a]	2,994,460
Ligand Pharmaceuticals	8,021	[a,b]	868,514
Natera	52,975	[a]	542,464
NeoGenomics	51,292	[a,b]	387,768
Neurocrine Biosciences	9,637	[a,b]	418,920
Otonomy	23,016	[a]	281,946
Radius Health	15,345	[a,b]	531,244
Retrophin	20,804	[a]	329,743
Sage Therapeutics	55,896	[a,b]	3,695,285
TherapeuticsMD	654,379	[a]	2,715,673
			19,768,899
Real Estate - 4.5%
DuPont Fabros Technology	13,610	[b,c]	743,514
Empire State Realty Trust, Cl. A	109,090	[b,c]	2,269,072
Equinix	1,028	[c]	453,358
Healthcare Trust of America, Cl. A	93,261	[c]	2,862,180
Jones Lang LaSalle	22,103		2,552,233
Monmouth Real Estate Investment	17,531	[b,c]	255,953
Pebblebrook Hotel Trust	96,064	[b,c]	2,970,299
Physicians Realty Trust	23,972	[c]	487,590
STORE Capital	91,215	[c]	1,858,962
			14,453,161
Retailing - 5.2%
Burlington Stores	3,825	[a]	374,276
Carvana	13,239		133,052
Core-Mark Holding	4,963		168,990
Dick's Sporting Goods	52,987	[b]	2,179,355
Dollar Tree	7,492	[a]	582,128
Duluth Holdings, Cl. B	24,204	[a,b]	472,462
Expedia	5,245	[b]	754,126
Lithia Motors, Cl. A	32,040	[b]	2,910,834
LKQ	11,351	[a]	357,443
Monro Muffler Brake	10,771	[b]	534,242
Office Depot	533,320		2,725,265
Ollie's Bargain Outlet Holdings	12,229	[a,b]	503,223
Ross Stores	10,341		660,997
Ulta Beauty	1,710	[a]	521,276
Williams-Sonoma	78,902		3,839,371
			16,717,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.1%
Impinj	24,545	[b]	1,071,389
Inphi	29,008	[a,b]	1,151,037
Marvell Technology Group	42,245		728,304
Maxim Integrated Products	18,897		903,277
MaxLinear	35,406	[a,b]	1,102,897
Mellanox Technologies	19,991	[a,b]	949,573
Microsemi	24,318	[a]	1,194,257
NVIDIA	1,258		181,592
Power Integrations	17,383	[b]	1,163,792
Skyworks Solutions	6,350		675,831
Teradyne	101,344		3,602,779
United Microelectronics, ADR	254,333		523,926
			13,248,654
Software & Services - 15.2%
2U	9,864	[a]	421,686
Amdocs	47,998		3,109,310
ANSYS	2,468	[a]	311,782
Booz Allen Hamilton Holdings	18,744		739,263
Broadridge Financial Solutions	15,956		1,210,901
CACI International, Cl. A	5,729	[a]	705,240
Cognizant Technology Solutions, Cl. A	6,228		416,715
CommVault Systems	24,388	[a]	1,368,777
CoreLogic	80,381	[a]	3,480,497
CoStar Group	1,638	[a,b]	428,452
Criteo, ADR	38,256	[a,b]	2,005,762
Envestnet	15,168	[a]	543,773
Fidelity National Information Services	8,902		764,415
First Data, Cl. A	122,294	[a]	2,094,896
HubSpot	26,153	[a]	1,885,631
Intuit	2,504		352,163
Jack Henry & Associates	34,431		3,656,917
KEYW Holding	77,627	[a,b]	714,945
LogMeIn	8,397		932,067
Mimecast	39,106	[a]	1,048,823
New Relic	39,561	[a]	1,727,629
Nuance Communications	67,090	[a]	1,241,836
Paychex	3,969		235,084
Proofpoint	13,498	[a,b]	1,160,828
Science Applications International	5,180		393,628
ServiceNow	7,481	[a]	782,887

Common Stocks - 98.7% (continued)	Shares		Value ($)
Software & Services - 15.2% (continued)
Shopify, Cl. A	25,422	[a]	2,335,265
Splunk	4,354	[a]	266,639
Square, Cl. A	242,448	[a,b]	5,573,880
SS&C Technologies Holdings	11,256	[b]	423,000
Teradata	108,202	[a,b]	2,949,587
Twilio, Cl. A	54,631	[b]	1,328,080
Varonis Systems	22,835	[a]	830,052
WebMD Health	57,681	[a]	3,228,982
Zendesk	14,687	[a]	381,568
			49,050,960
Technology Hardware & Equipment - 9.5%
Airgain	17,587	[b]	234,435
Amphenol, Cl. A	9,366		698,704
Ciena	174,784	[a,b]	4,103,928
Dolby Laboratories, Cl. A	45,745		2,305,091
FLIR Systems	76,178		2,886,384
Infinera	70,553	[a,b]	685,775
IPG Photonics	28,634	[a]	3,981,271
Lumentum Holdings	33,828	[a,b]	1,929,887
Methode Electronics	50,425		2,024,564
National Instruments	71,044	[b]	2,710,329
NETGEAR	12,070	[a,b]	506,337
Novanta	24,611	[a]	836,774
Trimble	10,418	[a]	375,465
Universal Display	5,117	[b]	580,268
VeriFone Systems	72,523	[a]	1,326,446
Viavi Solutions	411,899	[a]	4,625,626
Zebra Technologies, Cl. A	9,721	[a]	1,014,289
			30,825,573
Transportation - 4.2%
Avis Budget Group	107,758	[a,b]	2,466,581
J.B. Hunt Transport Services	5,481		467,968
Kirby	46,786	[a,b]	3,099,572
Knight Transportation	77,287	[b]	2,577,521
Marten Transport	10,450		258,638
Ryder System	39,890		2,649,494
Werner Enterprises	71,714		1,954,207
			13,473,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Utilities - .5%
Calpine	124,041	[a]	1,593,927
Total Common Stocks (cost $268,683,465)			319,220,871
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,907,202)	3,907,202	[d]	3,907,202
Investment of Cash Collateral for Securities Loaned - 15.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $51,043,539)	51,043,539	[d]	51,043,539
Total Investments (cost $323,634,206)	115.7%		374,171,612
Liabilities, Less Cash and Receivables	(15.7%)		(50,716,333)
Net Assets	100.0%		323,455,279

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $71,979,573 and the value of the collateral held by the fund was $74,913,701, consisting of cash collateral of $51,043,539 and U.S. Government & Agency securities valued at $23,870,162.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investments	17.0
Software & Services	15.2
Technology Hardware & Equipment	9.5
Banks	7.5
Health Care Equipment & Services	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Consumer Services	5.2
Retailing	5.2
Diversified Financials	5.1
Capital Goods	5.1
Real Estate	4.5
Transportation	4.2
Semiconductors & Semiconductor Equipment	4.1
Energy	3.9
Materials	3.4
Food & Staples Retailing	2.5
Commercial & Professional Services	2.4
Media	2.3
Food, Beverage & Tobacco	1.7
Consumer Durables & Apparel	1.2
Insurance	1.0
Exchange-Traded Funds	.8
Household & Personal Products	.5
Utilities	.5
Automobiles & Components	.4
115.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	306,564,190	-	-	306,564,190
Equity Securities—
Domestic Common
Stocks†	10,200,873	-	-	10,200,873
Exchange-Traded Funds	2,455,808	-	-	2,455,808
Registered Investment
Companies	54,950,741	-	-	54,950,741

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $50,537,406, consisting of $62,721,699 gross unrealized appreciation and $12,184,293 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

Common Stocks - 66.3%	Shares	Value ($)
Automobiles & Components - .2%
Delphi Automotive	1,380	121,399
Ford Motor	7,213	80,209
General Motors	1,835	62,262
Goodyear Tire & Rubber	3,325	107,132
Harley-Davidson	3,444	182,566
		553,568
Banks - 2.4%
Bank of America	70,799	1,586,606
BB&T	10,767	448,446
Citigroup	13,705	829,701
Citizens Financial Group	6,935	236,483
Fifth Third Bancorp	3,234	76,775
JPMorgan Chase & Co.	24,169	1,985,483
KeyCorp	10,500	183,435
M&T Bank	630	98,576
PNC Financial Services Group	5,881	698,075
SunTrust Banks	1,700	90,729
U.S. Bancorp	5,242	266,765
Wells Fargo & Co.	32,632	1,668,800
Zions Bancorporation	2,665	106,787
		8,276,661
Capital Goods - 5.7%
3M	15,456	3,160,288
Allegion	2,996	235,575
Arconic	4,565	125,401
Boeing	5,599	1,050,540
Caterpillar	4,600	484,978
Deere & Co.	771	94,417
Donaldson	3,630	174,095
Dover	4,704	388,315
Eaton	32,841	2,541,237
Emerson Electric	6,115	361,519
Fastenal	6,520	281,468
Flowserve	6,865	332,952
Fortive	2,056	128,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.3% (continued)	Shares		Value ($)
Capital Goods - 5.7% (continued)
General Dynamics	741		150,608
General Electric	48,310		1,322,728
Honeywell International	21,920		2,915,141
Illinois Tool Works	15,678		2,214,047
Ingersoll-Rand	5,740		514,304
Johnson Controls International	1,141		47,648
Lockheed Martin	1,377		387,116
Masco	815		30,359
Northrop Grumman	1,146		297,066
Parker-Hannifin	612		96,372
Raytheon	4,125		676,541
Rockwell Collins	1,753		191,165
Stanley Black & Decker	653		89,879
Toro	4,390		300,671
TransDigm Group	745		199,720
United Rentals	875	[a]	95,139
United Technologies	2,681		325,152
W.W. Grainger	358		61,676
Xylem	2,698		140,674
			19,415,188
Commercial & Professional Services - .1%
Robert Half International	2,005		93,212
Stericycle	656	[a]	53,641
Waste Management	2,644		192,774
			339,627
Consumer Durables & Apparel - .6%
Hanesbrands	970		20,031
Leggett & Platt	5,590		290,792
Lennar, Cl. A	6,550		336,080
Mattel	2,505		57,390
NIKE, Cl. B	20,690		1,096,363
VF	3,480		187,224
			1,987,880
Consumer Services - 1.6%
Carnival	2,398		153,640
Chipotle Mexican Grill	285	[a]	136,045
Marriott International, Cl. A	608		65,451
McDonald's	7,831		1,181,620
Starbucks	22,158		1,409,470
Wyndham Worldwide	840		84,832

Common Stocks - 66.3% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Wynn Resorts	1,145		147,361
Yum! Brands	30,077		2,184,793
			5,363,212
Diversified Financials - 4.1%
American Express	1,959		150,725
Ameriprise Financial	2,408		290,862
Berkshire Hathaway, Cl. B	10,842	[a]	1,791,966
BlackRock	749		306,521
Capital One Financial	4,908		377,523
Charles Schwab	72,346		2,803,407
CME Group	3,750		439,837
Discover Financial Services	5,797		340,284
Goldman Sachs Group	2,240		473,222
H&R Block	3,780		100,321
Intercontinental Exchange	50,773		3,056,027
Invesco	77,735		2,464,199
Moody's	720		85,284
Morgan Stanley	6,300		262,962
Navient	13,675		197,330
S&P Global	1,858		265,341
State Street	5,811		473,364
Synchrony Financial	2,795		75,046
T. Rowe Price Group	31		2,184
			13,956,405
Energy - 4.2%
Anadarko Petroleum	4,930		249,113
Apache	4,250		198,730
Baker Hughes	1,160		63,974
Cabot Oil & Gas	5,290		117,385
Chevron	9,964		1,031,075
Cimarex Energy	937		100,784
ConocoPhillips	2,706		120,931
Devon Energy	6,515		221,380
EOG Resources	9,932		896,959
EQT	390		21,555
Exxon Mobil	23,949		1,927,894
Halliburton	5,272		238,242
Helmerich & Payne	3,515		185,100
Hess	3,350		153,731
Kinder Morgan	13,195		247,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.3% (continued)	Shares		Value ($)
Energy - 4.2% (continued)
Marathon Oil	15,500		201,810
Marathon Petroleum	3,221		167,621
Murphy Oil	5,355		130,716
Nabors Industries	171,000		1,504,800
National Oilwell Varco	570		18,622
Newfield Exploration	3,375	[a]	109,620
Occidental Petroleum	6,584		387,995
ONEOK	1,865		92,653
Phillips 66	3,963		301,624
Pioneer Natural Resources	2,003		334,221
Range Resources	1,780		41,047
Schlumberger	11,147		775,720
TechnipFMC	1,640	[a]	47,478
Tesoro	22,100		1,839,604
Transocean	11,080	[a]	100,717
Valero Energy	35,693		2,194,049
Williams Cos.	4,239		121,235
			14,143,923
Food & Staples Retailing - 1.5%
Costco Wholesale	17,070		3,079,940
CVS Health	7,141		548,643
Kroger	13,152		391,667
Sysco	1,650		90,024
Walgreens Boots Alliance	7,587		614,699
Wal-Mart Stores	6,167		484,726
			5,209,699
Food, Beverage & Tobacco - 3.6%
Altria Group	15,089		1,138,314
Archer-Daniels-Midland	4,910		204,158
Coca-Cola	19,090		868,022
Constellation Brands, Cl. A	13,777		2,517,747
General Mills	5,075		287,955
Hershey	281		32,391
Kraft Heinz	4,451		410,382
McCormick & Co.	2,837		295,474
Mead Johnson Nutrition	82		7,332
Molson Coors Brewing, Cl. B	4,105		389,113
Mondelez International, Cl. A	16,565		771,763
Monster Beverage	2,265	[a]	114,518
PepsiCo	10,796		1,261,729

Common Stocks - 66.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 3.6% (continued)
Philip Morris International	27,618		3,308,636
Reynolds American	6,818		458,510
Tyson Foods, Cl. A	1,390		79,703
			12,145,747
Health Care Equipment & Services - 4.3%
Abbott Laboratories	63,293		2,889,958
Aetna	3,693		534,968
AmerisourceBergen	2,378		218,229
Anthem	2,774		505,839
Baxter International	1,555		92,227
Becton Dickinson & Co.	3,199		605,347
Boston Scientific	21,064	[a]	569,360
C.R. Bard	1,801		553,681
Cardinal Health	1,135		84,319
Cerner	6,940	[a]	453,529
Cigna	2,998		483,368
Danaher	4,112		349,273
Edwards Lifesciences	1,820	[a]	209,427
Envision Healthcare	500	[a]	27,305
Express Scripts Holding	213	[a]	12,727
Henry Schein	2,028	[a]	373,091
Humana	1,673		388,571
Intuitive Surgical	872	[a]	797,601
McKesson	1,422		231,914
Medtronic	8,775		739,557
ResMed	3,597		255,747
Stryker	3,526		504,077
UnitedHealth Group	20,181		3,535,308
Varian Medical Systems	3,119	[a]	308,843
			14,724,266
Household & Personal Products - .9%
Clorox	2,630		356,970
Colgate-Palmolive	11,218		856,606
Estee Lauder, Cl. A	6,255		588,846
Kimberly-Clark	1,345		174,487
Procter & Gamble	13,801		1,215,730
			3,192,639
Insurance - 1.8%
Aflac	250		18,845
Allstate	4,925		425,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.3% (continued)	Shares		Value ($)
Insurance - 1.8% (continued)
American International Group	8,685		552,627
Aon	4,496		588,571
Chubb	1,116		159,800
Cincinnati Financial	1,410		98,813
Hartford Financial Services Group	55,795		2,755,715
Lincoln National	2,076		134,898
Marsh & McLennan Cos.	5,996		465,050
MetLife	6,757		341,837
Prudential Financial	1,076		112,819
Travelers	4,531		565,695
			6,219,894
Materials - 2.3%
Air Products & Chemicals	3,487		502,337
CF Industries Holdings	2,605		70,075
Dow Chemical	43,126		2,672,087
E.I. du Pont de Nemours & Co.	7,741		610,920
Ecolab	2,610		346,712
FMC	5,130		386,648
Freeport-McMoRan	25,405	[a]	291,903
International Flavors & Fragrances	2,020		278,538
International Paper	2,004		105,972
LyondellBasell Industries, Cl. A	3,186		256,537
Monsanto	6,002		704,755
Mosaic	1,530		34,624
Newmont Mining	4,165		142,235
Nucor	1,060		61,586
PPG Industries	3,746		398,425
Praxair	3,057		404,411
Sealed Air	1,150		51,083
Sherwin-Williams	186		61,709
Vulcan Materials	2,949		367,593
			7,748,150
Media - 2.8%
CBS, Cl. B	1,149		70,215
Charter Communications, Cl. A	612	[a]	211,477
Comcast, Cl. A	110,297		4,598,282
Discovery Communications, Cl. A	1,070	[a]	28,355
Nielsen Holdings	1,250		48,100
Omnicom Group	820		68,650
TEGNA	1,085		25,758

Common Stocks - 66.3% (continued)	Shares		Value ($)
Media - 2.8% (continued)
Time Warner	6,747		671,259
Twenty-First Century Fox, Cl. A	69,196		1,876,596
Viacom, Cl. B	675		23,483
Walt Disney	16,380		1,768,057
			9,390,232
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
AbbVie	8,413		555,426
Agilent Technologies	38,010		2,293,523
Alexion Pharmaceuticals	1,150	[a]	112,734
Allergan	11,658		2,608,477
Amgen	5,181		804,298
Biogen	2,821	[a]	698,959
Bristol-Myers Squibb	12,402		669,088
Celgene	10,175	[a]	1,164,122
Eli Lilly & Co.	9,386		746,844
Gilead Sciences	14,356		931,561
Incyte	202	[a]	26,125
Johnson & Johnson	20,631		2,645,926
Mallinckrodt	1,409	[a]	60,770
Merck & Co.	15,701		1,022,292
Mettler-Toledo International	595	[a]	346,772
Pfizer	36,658		1,196,884
Regeneron Pharmaceuticals	252	[a]	115,683
Thermo Fisher Scientific	4,722		815,914
Vertex Pharmaceuticals	471	[a]	58,216
			16,873,614
Real Estate - 1.1%
American Tower	2,360	[b]	309,608
Apartment Investment & Management, Cl. A	955	[b]	40,989
AvalonBay Communities	2,636	[b]	504,109
Crown Castle International	2,870	[b]	291,735
Equinix	373	[b]	164,497
Equity Residential	5,022	[b]	326,882
Extra Space Storage	1,205	[b]	93,351
GGP	10,575		235,611
HCP	3,075	[b]	96,371
Host Hotels & Resorts	990	[b]	17,810
Iron Mountain	7,405	[b]	258,583
Kimco Realty	12,020	[b]	210,831
Macerich	1,470	[b]	84,393

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.3% (continued)	Shares		Value ($)
Real Estate - 1.1% (continued)
Simon Property Group	1,672	[b]	257,906
SL Green Realty	2,005	[b]	202,565
Ventas	3,150	[b]	209,443
Weyerhaeuser	8,085	[b]	266,482
			3,571,166
Retailing - 3.4%
Amazon.com	5,411	[a]	5,381,889
Dollar Tree	3,454	[a]	268,376
eBay	2,742	[a]	94,051
Genuine Parts	414		38,345
Home Depot	10,234		1,571,021
Kohl's	2,060		79,166
L Brands	289		14,912
Lowe's	9,727		766,196
Macy's	414		9,729
Netflix	3,234	[a]	527,368
Nordstrom	255		10,659
O'Reilly Automotive	2,133	[a]	516,357
Priceline Group	435	[a]	816,534
Ross Stores	2,388		152,641
Signet Jewelers	29		1,395
Staples	1,975		17,933
Target	50		2,758
The TJX Companies	14,927		1,122,660
Tractor Supply	4,536		250,160
			11,642,150
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices	4,170	[a]	46,662
Analog Devices	1,503		128,897
Applied Materials	5,935		272,298
Broadcom	13,749		3,292,611
Intel	34,362		1,240,812
Lam Research	3,655		567,146
Micron Technology	118,965	[a]	3,660,553
NVIDIA	30,610		4,418,553
QUALCOMM	5,757		329,703
Texas Instruments	10,679		880,911
Xilinx	1,834		122,346
			14,960,492

Common Stocks - 66.3% (continued)	Shares		Value ($)
Software & Services - 10.2%
Accenture, Cl. A	4,575		569,450
Adobe Systems	29,762	[a]	4,222,037
Alliance Data Systems	172		41,474
Alphabet, Cl. A	5,612	[a]	5,539,549
Alphabet, Cl. C	2,322	[a]	2,240,405
Autodesk	1,980	[a]	221,305
Automatic Data Processing	9,022		923,582
Cognizant Technology Solutions, Cl. A	9,227		617,379
DXC Technology	1,729		134,032
Electronic Arts	26,920	[a]	3,050,844
Facebook, Cl. A	15,070	[a]	2,282,502
Fiserv	4,267	[a]	534,570
International Business Machines	4,091		624,409
Intuit	929		130,655
Jack Henry & Associates	3,915		415,812
Manhattan Associates	3,820	[a]	178,929
Mastercard, Cl. A	13,653		1,677,681
Microsoft	62,228		4,346,004
Oracle	20,905		948,878
Paychex	11,844		701,520
PayPal Holdings	2,742	[a]	143,160
salesforce.com	7,734	[a]	693,276
Visa, Cl. A	39,230		3,735,873
Western Union	4,157		79,066
Yahoo!	11,407	[a]	574,000
			34,626,392
Technology Hardware & Equipment - 2.8%
Amphenol, Cl. A	11,544		861,182
Apple	34,944		5,338,045
Cisco Systems	45,742		1,442,245
Corning	14,950		435,045
Hewlett Packard Enterprise	20,128		378,608
HP	20,128		377,601
IPG Photonics	3,800	[a]	528,352
Motorola Solutions	768		64,182
Seagate Technology	1,350		58,820
Western Digital	1,496		134,730
			9,618,810
Telecommunication Services - .9%
AT&T	34,068		1,312,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.3% (continued)	Shares		Value ($)
Telecommunication Services - .9% (continued)
CenturyLink	13,250		330,587
TE Connectivity	3,240		255,474
Verizon Communications	22,655		1,056,629
			2,955,330
Transportation - 1.0%
CSX	7,713		417,813
Delta Air Lines	3,995		196,274
Expeditors International of Washington	6,440		343,767
FedEx	2,533		490,997
Kansas City Southern	325		30,940
Norfolk Southern	757		93,891
Ryder System	1,780		118,228
Southwest Airlines	10,010		601,501
Union Pacific	6,826		752,908
United Parcel Service, Cl. B	2,638		279,549
			3,325,868
Utilities - 1.4%
AES	11,440		133,619
American Electric Power	2,915		209,239
CenterPoint Energy	5,755		164,651
CMS Energy	8,781		416,307
Dominion Resources	3,673		296,668
DTE Energy	660		72,283
Duke Energy	1,647		141,115
Eversource Energy	7,290		452,490
Exelon	5,575		202,428
NextEra Energy	5,595		791,357
NiSource	10,190		265,653
NRG Energy	7,975		128,078
Pinnacle West Capital	1,425		125,899
SCANA	1,330		90,706
Sempra Energy	4,585		534,107
Southern	1,243		62,908
Xcel Energy	10,635		509,523
			4,597,031
Total Common Stocks (cost $125,282,391)			224,837,944
Other Investment - 33.7%	Shares		Value ($)
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	3,193,477	[c]	29,124,509
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,565,357	[d]	2,565,357

Other Investment - 33.7% (continued)	Shares	Value ($)
Registered Investment Company; (continued)
Dreyfus Research Growth Fund, Cl. Y	2,309,959 [c]	35,065,170
Dreyfus Strategic Value Fund, Cl. Y	1,216,131 [c]	47,733,158
Total Other Investment (cost $102,195,419)		114,488,194
Total Investments (cost $227,477,810)	100.0%	339,326,138
Cash and Receivables (Net)	.0%	76,894
Net Assets	100.0%	339,403,032

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated mutual fund.
d Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	33.0
Software & Services	10.2
Capital Goods	5.7
Pharmaceuticals, Biotechnology & Life Sciences	5.0
Semiconductors & Semiconductor Equipment	4.4
Health Care Equipment & Services	4.3
Energy	4.2
Diversified Financials	4.1
Food, Beverage & Tobacco	3.6
Retailing	3.4
Technology Hardware & Equipment	2.8
Media	2.8
Banks	2.4
Materials	2.3
Insurance	1.8
Consumer Services	1.6
Food & Staples Retailing	1.5
Utilities	1.4
Real Estate	1.1
Transportation	1.0
Household & Personal Products	.9
Telecommunication Services	.9
Money Market Investment	.7
Consumer Durables & Apparel	.6
Automobiles & Components	.2
Commercial & Professional Services	.1
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	221,395,743	-	-	221,395,743
Equity Securities—
Foreign Common
Stocks†	3,442,201	-	-	3,442,201
Registered Investment
Companies	114,488,194	-	-	114,488,194

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members ('Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $111,848,328, consisting of $112,863,492 gross unrealized appreciation and $1,015,164 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)